UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01355
The Alger Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Fund
Class A / ACAAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$61	1.23%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class C / ALCCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$98	1.99%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class Z / ACAZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$43	0.86%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Fund
Alger Concentrated Equity Fund
Class A / CNEAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$40	0.81%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class C / CNECX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$78	1.56%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class I / CNEIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$40	0.81%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Y / CNEYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$28	0.56%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Z / CNEZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$28	0.56%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Concentrated Equity Fund
Alger Growth & Income Fund
Class A / ALBAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$48	0.92%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class C / ALBCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$87	1.67%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class Z / AGIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$32	0.61%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Growth & Income Fund
Alger 35 Fund
Class Z / ATVPX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$30	0.60%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$43,383,580
Total number of portfolio holdings[1]	35
Portfolio turnover rate	99.45%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.5%
Consumer Discretionary	9.6%
Financials	2.3%
Health Care	9.2%
Industrials	7.9%
Information Technology	52.8%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger 35 Fund
Alger Mid Cap Focus Fund
Class A / ALOAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$54	1.11%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class C / ALOCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$91	1.88%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class I / AFOIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$55	1.14%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Y / ALOYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$35	0.72%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Z / AFOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$39	0.80%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Focus Fund
Alger Mid Cap Growth Fund
Class A / AMGAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$59	1.21%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class B / AMCGX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$68	1.40%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class C / AMGCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$99	2.03%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class Z / AMCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$44	0.91%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Fund
Alger Small Cap Growth Fund
Class A / ALSAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$66	1.32%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class B / ALSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$55	1.09%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class C / AGSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$106	2.12%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Y / ASCYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$42	0.84%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Z / ASCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$50	0.99%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Fund
Alger Small Cap Focus Fund
Class A / AOFAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$64	1.31%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class C / AOFCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$99	2.03%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class I / AOFIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$62	1.26%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Y / AOFYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$42	0.86%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Z / AGOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$44	0.90%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Focus Fund
Alger Weatherbie Specialized Growth Fund
Class A / ALMAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$67	1.34%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class C / ALMCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$107	2.14%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class I / ASIMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$73	1.47%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Y / ASYMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$45	0.89%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Z / ASMZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$50	0.99%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Weatherbie Specialized Growth Fund
Alger International Opportunities Fund
Class A / ALGAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$62	1.23%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class B / AFGPX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$64	1.28%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class C / ALGCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$102	2.04%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class I / AIGIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$62	1.24%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class Z / ALCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$43	0.85%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Opportunities Fund
Alger International Small Cap Fund
Class A / AFAIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class A / AFAIX)	$62	1.20%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month periodperiod ended April 30, 2026.
Fund net assets	$4,041,614
Total number of portfolio holdings[1]	47
Portfolio turnover rate	21.97%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Australia	1.0%
Austria	2.2%
Belgium	2.5%
Brazil	2.9%
Canada	5.2%
Denmark	3.0%
France	4.2%
Germany	6.6%
Hong Kong	4.2%
Israel	4.9%
Italy	9.5%
Japan	31.5%
Spain	1.8%
Sweden	3.7%
Switzerland	2.1%
United Kingdom	12.5%
Short-Term Investments and Net Other Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Small Cap Fund
Alger International Small Cap Fund
Class Z / AZISX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class Z / AZISX)	$44	0.85%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month periodperiod ended April 30, 2026.
Fund net assets	$4,041,614
Total number of portfolio holdings[1]	47
Portfolio turnover rate	21.97%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Australia	1.0%
Austria	2.2%
Belgium	2.5%
Brazil	2.9%
Canada	5.2%
Denmark	3.0%
France	4.2%
Germany	6.6%
Hong Kong	4.2%
Israel	4.9%
Italy	9.5%
Japan	31.5%
Spain	1.8%
Sweden	3.7%
Switzerland	2.1%
United Kingdom	12.5%
Short-Term Investments and Net Other Assets	2.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger International Small Cap Fund
Alger Health Sciences Fund
Class A / AHSAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$62	1.20%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class C / AHSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$104	2.02%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class Z / AHSZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$40	0.77%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Health Sciences Fund
Alger AI Enablers & Adopters Fund
Class A / AIFAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$42	0.83%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class C / AAICX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$80	1.58%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class I / AIFIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$42	0.83%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Y / AAIYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$29	0.57%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Z / AAIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$29	0.58%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger AI Enablers & Adopters Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2026 (UNAUDITED)

Table of Contents

THE ALGER FUNDS

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—0.8%
HEICO Corp.	25,348	$ 6,841,932
HEICO Corp., Cl. A	51,989	10,866,741
Rheinmetall AG	2,062	3,288,500

		20,997,173
APPLICATION SOFTWARE—2.7%
Anthropic PBC, Series G(a),*,@	29,991	7,771,760
AppLovin Corp., Cl. A*	118,289	52,798,295
Palantir Technologies, Inc., Cl. A*	83,013	11,547,938

		72,117,993
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Blackstone, Inc.	17,872	2,244,366
AUTOMOBILE MANUFACTURERS—2.5%
Tesla, Inc.*	173,055	66,042,980
AUTOMOTIVE RETAIL—0.0%
Carvana Co.*	1,509	597,262
BIOTECHNOLOGY—4.0%
Abivax SA ADR*	141,390	16,596,358
Arrowhead Pharmaceuticals, Inc.*	267,529	19,658,031
Ascendis Pharma A/S*	33,554	7,696,616
Biogen, Inc.*	72,954	13,808,733
Cogent Biosciences, Inc.*	81,401	2,913,342
Dianthus Therapeutics, Inc.*	78,790	6,917,762
Natera, Inc.*	142,049	29,284,822
Revolution Medicines, Inc.*	35,743	5,151,281
Roivant Sciences Ltd.*	198,253	5,656,158

		107,683,103
BROADLINE RETAIL—9.5%
Amazon.com, Inc.*	792,544	210,071,713
MercadoLibre, Inc.*	8,682	15,563,614
Sea Ltd., Cl. A ADR*	337,180	28,619,838

		254,255,165
COAL & CONSUMABLE FUELS—0.6%
Cameco Corp.	100,491	12,364,413
Centrus Energy Corp., Cl. A*	19,375	4,087,350

		16,451,763
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.4%
Rocket Cos., Inc., Cl. A*	733,701	10,726,708
COMMUNICATIONS EQUIPMENT—0.7%
Arista Networks, Inc.*	104,825	18,104,326
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Caterpillar, Inc.	3,917	3,486,561
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
CONSUMER FINANCE—0.5%
Figure Technology Solutions, Inc., Cl. A*	372,900	$ 13,088,790
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	48,851	6,444,912
ELECTRIC UTILITIES—0.0%
NRG Energy, Inc.	7,652	1,190,498
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Vertiv Holdings Co., Cl. A	68,624	22,542,298
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
GFL Environmental, Inc.	383,824	15,395,181
FINANCIAL EXCHANGES & DATA—0.1%
S&P Global, Inc.	9,346	4,030,275
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	56,903	10,975,451
HEALTHCARE EQUIPMENT—0.6%
Boston Scientific Corp.*	21,366	1,230,895
Intuitive Surgical, Inc.*	29,537	13,516,427

		14,747,322
HEALTHCARE FACILITIES—0.1%
Tenet Healthcare Corp.*	12,151	2,152,185
HEALTHCARE TECHNOLOGY—0.1%
Veeva Systems, Inc., Cl. A*	19,146	2,986,201
HEAVY ELECTRICAL EQUIPMENT—1.1%
GE Vernova, Inc.	25,114	27,210,015
X-Energy, Inc., Cl. A*	37,799	1,199,362

		28,409,377
HOUSEHOLD APPLIANCES—0.1%
SharkNinja, Inc.*	21,628	2,498,683
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	140,305	52,252,388
Vistra Corp.	14,643	2,311,251

		54,563,639
INTERACTIVE MEDIA & SERVICES—10.5%
Alphabet, Inc., Cl. C	377,519	144,189,607
Meta Platforms, Inc., Cl. A	223,961	137,043,975

		281,233,582
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Cloudflare, Inc., Cl. A*	45,831	9,393,980
MongoDB, Inc., Cl. A*	36,706	9,206,966
Shopify, Inc., Cl. A*	111,837	13,546,816
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—1.6% (CONT.)
Twilio, Inc., Cl. A*	64,673	$ 9,575,484

		41,723,246
INVESTMENT BANKING & BROKERAGE—0.4%
Robinhood Markets, Inc., Cl. A*	137,081	9,991,834
LIFE SCIENCES TOOLS & SERVICES—0.2%
Repligen Corp.*	48,961	5,792,576
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	33,694	12,482,953
MOVIES & ENTERTAINMENT—1.8%
Liberty Media Corp. Series C Liberty Formula One*	29,518	2,537,072
Netflix, Inc.*	269,337	25,212,637
Roku, Inc., Cl. A*	167,250	19,494,660
Sphere Entertainment Co., Cl. A*	6,376	908,261

		48,152,630
OIL & GAS STORAGE & TRANSPORTATION—0.1%
Cheniere Energy, Inc.	7,803	2,145,435
PHARMACEUTICALS—1.0%
AstraZeneca PLC	78,429	14,695,242
Eli Lilly & Co.	9,000	8,411,400
Merck & Co., Inc.	36,910	4,029,834
Nektar Therapeutics*	9,435	802,352

		27,938,828
SEMICONDUCTORS—24.4%
Astera Labs, Inc.*	242,603	47,244,508
Broadcom, Inc.	286,028	119,396,668
Micron Technology, Inc.	16,042	8,296,281
NVIDIA Corp.	1,767,257	352,691,479
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	314,126	124,412,744

		652,041,680
SPECIALTY CHEMICALS—0.2%
DuPont de Nemours, Inc.	90,056	4,111,957
SYSTEMS SOFTWARE—12.8%
Microsoft Corp.	569,593	232,268,634
Nebius Group NV, Cl. A*	746,679	103,213,438
ServiceNow, Inc.*	85,445	7,545,648

		343,027,720
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—9.7%
Apple, Inc.	545,361	147,983,708
Western Digital Corp.	258,016	112,113,112

		260,096,820
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.7%
EquipmentShare.com, Inc., Cl. A*	248,919	$ 5,226,054
QXO, Inc.*	1,945,938	39,054,976

		44,281,030
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Visa, Inc., Cl. A	30,163	9,948,964
TOTAL COMMON STOCKS (Cost $882,824,299)		2,494,701,467
PREFERRED STOCKS—2.8%
APPLICATION SOFTWARE—2.1%
Databricks, Inc., Series J(a),*,@	217,533	37,400,449
Databricks, Inc., Series L(a),*,@	15,245	2,621,073
Open AI Group PBC, Series C(a),*,@	7,830	5,384,588
SB Technology, Inc., Series E(a),*,@	331,992	11,938,432

		57,344,542
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Apptronik, Inc., Series A-X1(a),*,@	188,128	6,947,567
Figure AI, Inc., Series C(a),*,@	56,121	10,909,923

		17,857,490
TOTAL PREFERRED STOCKS (Cost $52,010,844)		75,202,032
REAL ESTATE INVESTMENT TRUSTS—0.7%
HEALTH CARE—0.7%
Welltower, Inc.	84,039	18,265,036
(Cost $17,441,554)		18,265,036
SPECIAL PURPOSE VEHICLES—2.6%
APPLICATION SOFTWARE—2.6%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		24,246,157
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		45,482,941

		69,729,098
TOTAL SPECIAL PURPOSE VEHICLES (Cost $56,829,309)		69,729,098
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	19,978,049	$ 19,978,049
(Cost $19,978,049)		19,978,049

Total Investments (Cost $1,029,084,055)	100.2%	$2,677,875,682
Affiliated Securities (Cost $24,573,626)		24,246,157
Unaffiliated Securities (Cost $1,004,510,429)		2,653,629,525
Liabilities in Excess of Other Assets	(0.2)%	(4,421,056)
NET ASSETS	100.0%	$2,673,454,626

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$24,573,626	$24,246,157	0.9%
Anthropic PBC, Series G	3/31/26	7,771,760	7,771,760	0.3%
Apptronik, Inc., Series A-X1	1/29/26	6,954,565	6,947,567	0.3%
Databricks, Inc., Series J	12/17/24	20,121,803	37,400,449	1.4%
Databricks, Inc., Series L	12/16/25	2,896,550	2,621,073	0.1%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	32,255,683	45,482,941	1.7%
Figure AI, Inc., Series C	11/18/25	10,939,755	10,909,923	0.4%
Open AI Group PBC, Series C	3/31/26	5,384,589	5,384,588	0.2%
SB Technology, Inc., Series E	10/23/24	5,713,582	11,938,432	0.4%
Total		$116,611,913	$152,702,890	5.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.6%
AEROSPACE & DEFENSE—1.8%
HEICO Corp., Cl. A	779	$ 162,827
APPLICATION SOFTWARE—4.9%
Anthropic PBC, Series G(a),*,@	758	196,425
AppLovin Corp., Cl. A*	536	239,244

		435,669
AUTOMOBILE MANUFACTURERS—3.1%
Tesla, Inc.*	707	269,812
BIOTECHNOLOGY—1.3%
Natera, Inc.*	542	111,739
BROADLINE RETAIL—9.5%
Amazon.com, Inc.*	2,386	632,433
MercadoLibre, Inc.*	34	60,949
Sea Ltd., Cl. A ADR*	1,703	144,551

		837,933
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A*	3,569	52,179
CONSUMER FINANCE—0.9%
Figure Technology Solutions, Inc., Cl. A*	2,273	79,782
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	356	111,428
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
GFL Environmental, Inc.	4,727	189,600
HEALTHCARE EQUIPMENT—1.5%
Intuitive Surgical, Inc.*	286	130,876
HEAVY ELECTRICAL EQUIPMENT—2.7%
GE Vernova, Inc.	218	236,194
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.5%
Talen Energy Corp.*	345	128,485
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	1,603	612,250
Meta Platforms, Inc., Cl. A	528	323,088

		935,338
MOVIES & ENTERTAINMENT—0.7%
Netflix, Inc.*	670	62,719
PHARMACEUTICALS—1.5%
Eli Lilly & Co.	146	136,452
SEMICONDUCTORS—28.0%
Astera Labs, Inc.*	1,133	220,640
Broadcom, Inc.	1,108	462,513
NVIDIA Corp.	6,406	1,278,445
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
SEMICONDUCTORS—28.0% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,284	$ 508,541

		2,470,139
SYSTEMS SOFTWARE—12.0%
Microsoft Corp.	1,648	672,022
Nebius Group NV, Cl. A*	2,767	382,482

		1,054,504
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	1,441	391,016
Western Digital Corp.	908	394,544

		785,560
TRADING COMPANIES & DISTRIBUTORS—3.7%
QXO, Inc.*	16,182	324,773
TOTAL COMMON STOCKS (Cost $5,592,202)		8,516,009
SPECIAL PURPOSE VEHICLES—1.7%
APPLICATION SOFTWARE—1.7%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		146,340
TOTAL SPECIAL PURPOSE VEHICLES (Cost $148,317)		146,340
SHORT-TERM SECURITIES—1.9%
MONEY MARKET FUNDS—1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	168,962	168,962
(Cost $168,962)		168,962

Total Investments (Cost $5,909,481)	100.2%	$8,831,311
Affiliated Securities (Cost $148,317)		146,340
Unaffiliated Securities (Cost $5,761,164)		8,684,971
Liabilities in Excess of Other Assets	(0.2)%	(19,429)
NET ASSETS	100.0%	$8,811,882

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$148,317	$146,340	1.7%
Anthropic PBC, Series G	3/31/26	196,425	196,425	2.2%
Total		$344,742	$342,765	3.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.5%
AEROSPACE & DEFENSE—0.5%
TransDigm Group, Inc.	4,017	$ 4,659,640
APPAREL RETAIL—0.4%
Gap, Inc.	133,801	3,290,167
APPLICATION SOFTWARE—0.3%
Adobe, Inc.*	12,098	2,977,318
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Blackrock, Inc.	10,171	10,838,218
Blackstone, Inc.	54,731	6,873,119

		17,711,337
AUTOMOBILE MANUFACTURERS—0.3%
Ferrari NV	7,779	2,701,647
BIOTECHNOLOGY—2.1%
AbbVie, Inc.	54,000	11,411,280
Amgen, Inc.	11,723	4,059,089
Gilead Sciences, Inc.	24,850	3,251,374

		18,721,743
BROADLINE RETAIL—3.1%
Amazon.com, Inc.*	103,904	27,540,794
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	41,811	6,105,660
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	95,850	8,770,275
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	30,662	1,854,744
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	18,890	4,744,035
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	77,799	10,264,022
COPPER—0.7%
Southern Copper Corp.	36,113	6,200,241
DIVERSIFIED BANKS—4.9%
Bank of America Corp.	176,152	9,417,086
Fifth Third Bancorp	85,058	4,317,544
JPMorgan Chase & Co.	96,335	30,175,012

		43,909,642
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	42,622	4,171,841
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	31,583	13,675,755
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
ELECTRONIC COMPONENTS—1.1%
Corning, Inc.	60,201	$ 9,887,412
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	24,887	7,162,976
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	36,038	2,692,399
HEALTH CARE DISTRIBUTORS—0.7%
Cardinal Health, Inc.	31,763	6,126,447
HEALTHCARE EQUIPMENT—0.6%
Abbott Laboratories	30,013	2,724,880
Medtronic PLC	35,903	2,907,066

		5,631,946
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	33,793	11,111,138
HOUSEHOLD PRODUCTS—0.9%
The Procter & Gamble Co.	52,665	7,746,495
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	40,692	8,721,516
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	19,424	5,828,171
INTEGRATED OIL & GAS—3.7%
Chevron Corp.	56,625	10,946,179
Exxon Mobil Corp.	101,770	15,706,164
TotalEnergies SE	70,891	6,572,304

		33,224,647
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Comcast Corp., Cl. A	121,494	3,285,198
Verizon Communications, Inc.	120,905	5,807,067

		9,092,265
INTERACTIVE MEDIA & SERVICES—11.7%
Alphabet, Inc., Cl. A	124,348	47,849,111
Alphabet, Inc., Cl. C	97,044	37,064,985
Meta Platforms, Inc., Cl. A	32,533	19,907,268

		104,821,364
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	127,955	24,386,943
IT CONSULTING & OTHER SERVICES—0.5%
Accenture PLC, Cl. A	12,221	2,184,015
International Business Machines Corp.	9,977	2,304,487

		4,488,502
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	14,789	$ 5,479,029
MULTI-UTILITIES—0.9%
Consolidated Edison, Inc.	32,131	3,582,285
Sempra	45,544	4,332,146

		7,914,431
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	41,222	3,811,386
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	9,080	2,060,434
PHARMACEUTICALS—4.5%
AstraZeneca PLC	27,926	5,232,495
Bristol-Myers Squibb Co.	63,010	3,817,776
Eli Lilly & Co.	8,087	7,558,110
Johnson & Johnson	56,911	13,080,993
Merck & Co., Inc.	30,726	3,354,665
Novartis AG ADR	26,696	3,947,003
Pfizer, Inc.	108,194	2,888,780

		39,879,822
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	38,249	5,232,846
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	25,827	6,959,860
RESTAURANTS—1.0%
McDonald's Corp.	16,779	4,926,147
Starbucks Corp.	34,621	3,646,630

		8,572,777
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.6%
KLA Corp.	28,536	49,947,988
SEMICONDUCTORS—10.3%
Broadcom, Inc.	158,266	66,064,976
QUALCOMM, Inc.	60,203	10,811,255
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,984	15,440,003

		92,316,234
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
PepsiCo, Inc.	41,970	6,651,825
The Coca-Cola Co.	92,507	7,285,852

		13,937,677
SPECIALTY CHEMICALS—0.8%
DuPont de Nemours, Inc.	147,894	6,752,840
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.5% (CONT.)
SYSTEMS SOFTWARE—6.8%
Microsoft Corp.	139,506	$ 56,887,757
Oracle Corp.	21,105	3,406,136

		60,293,893
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	217,055	58,897,874
Dell Technologies, Inc., Cl. C	34,442	7,196,656

		66,094,530
TOBACCO—1.2%
Altria Group, Inc.	77,624	5,639,383
Philip Morris International, Inc.	32,854	5,423,210

		11,062,593
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	20,423	5,467,441
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	38,373	12,656,950
TOTAL COMMON STOCKS (Cost $403,854,166)		816,661,813
MASTER LIMITED PARTNERSHIPS—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	46,569	3,121,055
(Cost $1,784,422)		3,121,055
REAL ESTATE INVESTMENT TRUSTS—2.8%
HEALTH CARE—1.0%
Welltower, Inc.	41,153	8,944,193
INDUSTRIAL—0.3%
Prologis, Inc.	17,881	2,539,460
RETAIL—0.6%
Simon Property Group, Inc.	29,337	5,976,240
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	30,628	4,221,763
TELECOM TOWER—0.4%
Crown Castle, Inc.	37,642	3,341,857
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,427,085)		25,023,513
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—5.2%
MONEY MARKET FUNDS—5.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)	46,132,425	$ 46,132,425
(Cost $46,132,425)		46,132,425

Total Investments (Cost $468,198,098)	99.9%	$890,938,806
Unaffiliated Securities (Cost $468,198,098)		890,938,806
Other Assets in Excess of Liabilities	0.1%	1,301,438
NET ASSETS	100.0%	$892,240,244

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%
APPLICATION SOFTWARE—5.1%
Anthropic PBC, Series G(a),*,@	2,370	$ 614,153
AppLovin Corp., Cl. A*	3,594	1,604,182

		2,218,335
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Blackstone, Inc.	4,785	600,900
BIOTECHNOLOGY—2.9%
Abivax SA ADR*	3,192	374,677
Forte Biosciences, Inc.*	10,358	276,144
Natera, Inc.*	2,954	608,997

		1,259,818
BROADLINE RETAIL—9.6%
Amazon.com, Inc.*	12,904	3,420,334
MercadoLibre, Inc.*	423	758,283

		4,178,617
COMMUNICATIONS EQUIPMENT—1.0%
Applied Optoelectronics, Inc.*	2,766	454,620
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Enovix Corp.*	101,015	673,770
HEALTH CARE DISTRIBUTORS—1.3%
McKesson Corp.	679	553,521
HEALTHCARE EQUIPMENT—0.5%
Intuitive Surgical, Inc.*	475	217,365
HEAVY ELECTRICAL EQUIPMENT—2.9%
GE Vernova, Inc.	1,150	1,245,979
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	2,816	1,048,735
INTERACTIVE MEDIA & SERVICES—13.4%
Alphabet, Inc., Cl. A	11,504	4,426,739
Meta Platforms, Inc., Cl. A	2,289	1,400,662

		5,827,401
INTERNET SERVICES & INFRASTRUCTURE—3.0%
Twilio, Inc., Cl. A*	8,702	1,288,418
INVESTMENT BANKING & BROKERAGE—0.9%
Goldman Sachs Group, Inc.	420	387,983
MOVIES & ENTERTAINMENT—2.0%
Netflix, Inc.*	4,759	445,490
Spotify Technology SA*	972	434,047

		879,537
PHARMACEUTICALS—3.2%
Eli Lilly & Co.	700	654,220
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.5% (CONT.)
PHARMACEUTICALS—3.2% (CONT.)
Johnson & Johnson	3,160	$ 726,326

		1,380,546
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.9%
Lam Research Corp.	1,551	399,941
SEMICONDUCTORS—20.4%
Astera Labs, Inc.*	6,277	1,222,383
NVIDIA Corp.	29,015	5,790,523
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,644	1,839,303

		8,852,209
SYSTEMS SOFTWARE—13.7%
Microsoft Corp.	7,224	2,945,803
Nebius Group NV, Cl. A*	15,835	2,188,872
ServiceNow, Inc.*	9,141	807,241

		5,941,916
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Western Digital Corp.	4,788	2,080,482
TRADING COMPANIES & DISTRIBUTORS—3.5%
QXO, Inc.*	75,119	1,507,638
TOTAL COMMON STOCKS (Cost $26,157,373)		40,997,731
PREFERRED STOCKS—4.3%
APPLICATION SOFTWARE—3.0%
Open AI Group PBC, Series C(a),*,@	283	194,615
SB Technology, Inc., Series E(a),*,@	30,534	1,098,003

		1,292,618
HEALTHCARE EQUIPMENT—1.3%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	593,024
TOTAL PREFERRED STOCKS (Cost $1,264,404)		1,885,642
SPECIAL PURPOSE VEHICLES—0.9%
APPLICATION SOFTWARE—0.9%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		387,909
TOTAL SPECIAL PURPOSE VEHICLES (Cost $393,148)		387,909
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	158,352	$ 158,352
(Cost $158,352)		158,352

Total Investments (Cost $27,973,277)	100.1%	$43,429,634
Affiliated Securities (Cost $393,148)		387,909
Unaffiliated Securities (Cost $27,580,129)		43,041,725
Liabilities in Excess of Other Assets	(0.1)%	(46,054)
NET ASSETS	100.0%	$43,383,580

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$393,148	$387,909	0.9%
Anthropic PBC, Series G	3/31/26	614,153	614,153	1.4%
Impulse Dynamics PLC, Series F-3	2/5/24	544,299	593,024	1.3%
Open AI Group PBC, Series C	3/31/26	194,615	194,615	0.5%
SB Technology, Inc., Series E	10/23/24	525,490	1,098,003	2.5%
Total		$2,271,705	$2,887,704	6.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—88.3%
AEROSPACE & DEFENSE—11.5%
Axon Enterprise, Inc.*	17,233	$ 6,923,530
FTAI Aviation Ltd.	32,493	8,112,527
HEICO Corp.	21,297	5,748,486
Howmet Aerospace, Inc.	36,408	8,848,601
Karman Holdings, Inc.*	49,046	3,334,147
Rocket Lab Corp.*	42,831	3,533,986

		36,501,277
APPLICATION SOFTWARE—3.3%
Palantir Technologies, Inc., Cl. A*	23,968	3,334,188
Synopsys, Inc.*	14,831	7,157,441

		10,491,629
AUTOMOTIVE RETAIL—1.7%
Carvana Co.*	13,388	5,298,970
BIOTECHNOLOGY—16.2%
Abivax SA ADR*	54,840	6,437,119
Arrowhead Pharmaceuticals, Inc.*	78,761	5,787,358
Biogen, Inc.*	35,346	6,690,291
Cogent Biosciences, Inc.*	76,634	2,742,731
Dianthus Therapeutics, Inc.*	25,855	2,270,069
Insmed, Inc.*	41,775	5,695,186
Natera, Inc.*	41,004	8,453,385
Revolution Medicines, Inc.*	17,473	2,518,209
Twist Bioscience Corp.*	113,061	6,608,415
Vaxcyte, Inc.*	76,429	4,374,796

		51,577,559
BUILDING PRODUCTS—2.8%
Modine Manufacturing Co.*	34,702	8,836,170
CARGO GROUND TRANSPORTATION—1.8%
Saia, Inc.*	12,646	5,675,778
COMMUNICATIONS EQUIPMENT—1.7%
Lumentum Holdings, Inc.*	6,117	5,519,491
CONSTRUCTION & ENGINEERING—4.3%
Comfort Systems USA, Inc.	7,512	13,823,958
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	6,540	4,048,718
ELECTRICAL COMPONENTS & EQUIPMENT—4.5%
Vertiv Holdings Co., Cl. A	43,702	14,355,670
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	47,691	7,023,454
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
GFL Environmental, Inc.	138,778	5,566,386
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.3% (CONT.)
HEALTH CARE DISTRIBUTORS—1.2%
Cardinal Health, Inc.	19,340	$ 3,730,299
HEALTHCARE EQUIPMENT—1.5%
IDEXX Laboratories, Inc.*	8,527	4,781,942
HEALTHCARE SERVICES—2.0%
Guardant Health, Inc.*	74,166	6,458,375
HEALTHCARE TECHNOLOGY—0.9%
Veeva Systems, Inc., Cl. A*	19,193	2,993,532
HOTELS RESORTS & CRUISE LINES—1.8%
Viking Holdings Ltd.*	71,357	5,844,852
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
Talen Energy Corp.*	7,066	2,631,520
Vistra Corp.	22,196	3,503,416

		6,134,936
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.2%
RBC Bearings, Inc.*	16,834	10,085,081
INTERNET SERVICES & INFRASTRUCTURE—4.0%
Cloudflare, Inc., Cl. A*	46,984	9,630,311
MongoDB, Inc., Cl. A*	12,251	3,072,918

		12,703,229
INVESTMENT BANKING & BROKERAGE—1.2%
Robinhood Markets, Inc., Cl. A*	50,966	3,714,912
LIFE SCIENCES TOOLS & SERVICES—2.7%
Repligen Corp.*	72,429	8,569,075
MOVIES & ENTERTAINMENT—1.0%
Spotify Technology SA*	6,866	3,066,012
SEMICONDUCTORS—5.7%
Astera Labs, Inc.*	25,730	5,010,660
Monolithic Power Systems, Inc.	5,580	9,008,408
Silergy Corp.	290,548	3,976,387

		17,995,455
SYSTEMS SOFTWARE—2.8%
Nebius Group NV, Cl. A*	63,898	8,832,621
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Western Digital Corp.	15,186	6,598,621
TRADING COMPANIES & DISTRIBUTORS—3.2%
QXO, Inc.*	247,370	4,964,716
United Rentals, Inc.	5,415	5,197,533

		10,162,249
TOTAL COMMON STOCKS (Cost $210,278,378)		280,390,251
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—6.2%
APPLICATION SOFTWARE—6.2%
Databricks, Inc., Series J(a),*,@	54,295	$ 9,334,939
Databricks, Inc., Series K(a),*,@	16,310	2,804,178
Databricks, Inc., Series L(a),*,@	5,080	873,405
SB Technology, Inc., Series E(a),*,@	188,526	6,779,395
TOTAL PREFERRED STOCKS (Cost $11,678,520)		19,791,917
SPECIAL PURPOSE VEHICLES—1.0%
APPLICATION SOFTWARE—1.0%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		3,227,062
TOTAL SPECIAL PURPOSE VEHICLES (Cost $3,331,941)		3,227,062
SHORT-TERM SECURITIES—4.3%
MONEY MARKET FUNDS—4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	13,789,848	13,789,848
(Cost $13,789,848)		13,789,848

Total Investments (Cost $239,078,687)	99.8%	$317,199,078
Unaffiliated Securities (Cost $239,078,687)		317,199,078
Other Assets in Excess of Liabilities	0.2%	507,689
NET ASSETS	100.0%	$317,706,767

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Databricks, Inc., Series J	12/17/24	$5,022,288	$9,334,939	2.9%
Databricks, Inc., Series K	9/8/25	2,446,500	2,804,178	0.9%
Databricks, Inc., Series L	12/16/25	965,200	873,405	0.3%
Disruptive Technology Solutions LI, LLC	4/28/26	3,331,941	3,227,062	1.0%
SB Technology, Inc., Series E	10/23/24, 12/18/24	3,244,532	6,779,395	2.1%
Total		$15,010,461	$23,018,979	7.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.9%
AEROSPACE & DEFENSE—7.7%
Axon Enterprise, Inc.*	7,592	$ 3,050,162
FTAI Aviation Ltd.	20,185	5,039,589
HEICO Corp.	13,939	3,762,415
Howmet Aerospace, Inc.	39,769	9,665,458

		21,517,624
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	15,989	5,116,640
APPLICATION SOFTWARE—2.4%
Guidewire Software, Inc.*	16,510	2,284,819
Procore Technologies, Inc.*	17,742	1,003,843
The Descartes Systems Group, Inc.*	48,520	3,500,898

		6,789,560
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Ares Management Corp., Cl. A	23,852	2,800,225
Blue Owl Capital, Inc., Cl. A	25,118	244,900

		3,045,125
AUTOMOTIVE RETAIL—4.3%
Carvana Co.*	12,773	5,055,553
O'Reilly Automotive, Inc.*	70,215	6,979,371

		12,034,924
BIOTECHNOLOGY—5.9%
Abivax SA ADR*	22,166	2,601,845
Arrowhead Pharmaceuticals, Inc.*	45,380	3,334,522
Cogent Biosciences, Inc.*	20,697	740,746
Natera, Inc.*	32,647	6,730,505
Revolution Medicines, Inc.*	7,488	1,079,171
Vaxcyte, Inc.*	35,911	2,055,546

		16,542,335
CARGO GROUND TRANSPORTATION—1.2%
Saia, Inc.*	7,445	3,341,465
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A*	190,039	2,778,370
CONSTRUCTION & ENGINEERING—3.7%
Comfort Systems USA, Inc.	5,692	10,474,703
CONSTRUCTION MATERIALS—1.8%
Martin Marietta Materials, Inc.	8,020	4,964,941
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	28,600	1,003,860
ELECTRICAL COMPONENTS & EQUIPMENT—4.1%
Vertiv Holdings Co., Cl. A	34,784	11,426,196
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	40,979	$ 6,034,977
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Novanta, Inc.*	28,363	3,673,859
ENVIRONMENTAL & FACILITIES SERVICES—3.0%
GFL Environmental, Inc.	211,211	8,471,673
HEALTHCARE EQUIPMENT—1.4%
IDEXX Laboratories, Inc.*	6,803	3,815,122
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	40,236	3,503,751
HOMEBUILDING—0.4%
NVR, Inc.*	167	1,054,750
HOTELS RESORTS & CRUISE LINES—4.7%
Hilton Worldwide Holdings, Inc.	22,100	7,161,947
Viking Holdings Ltd.*	72,816	5,964,359

		13,126,306
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	8,282	3,084,382
Vistra Corp.	23,222	3,665,361

		6,749,743
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.9%
RBC Bearings, Inc.*	18,217	10,913,623
INSURANCE BROKERS—0.9%
Ryan Specialty Holdings, Inc., Cl. A	70,576	2,453,928
INTERACTIVE HOME ENTERTAINMENT—0.2%
Roblox Corp., Cl. A*	12,313	680,416
INTERNET SERVICES & INFRASTRUCTURE—5.8%
Cloudflare, Inc., Cl. A*	45,456	9,317,116
MongoDB, Inc., Cl. A*	9,960	2,498,267
Twilio, Inc., Cl. A*	28,667	4,244,436

		16,059,819
INVESTMENT BANKING & BROKERAGE—1.2%
Robinhood Markets, Inc., Cl. A*	46,217	3,368,757
LIFE & HEALTH INSURANCE—1.0%
Oscar Health, Inc., Cl. A*	150,174	2,772,212
LIFE SCIENCES TOOLS & SERVICES—4.4%
Repligen Corp.*	54,237	6,416,779
West Pharmaceutical Services, Inc.	19,744	5,875,617

		12,292,396
MOVIES & ENTERTAINMENT—3.7%
Spotify Technology SA*	6,048	2,700,734
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
MOVIES & ENTERTAINMENT—3.7% (CONT.)
TKO Group Holdings, Inc., Cl. A	41,018	$ 7,633,040

		10,333,774
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy, Inc.	8,689	2,389,041
PERSONAL CARE PRODUCTS—1.0%
e.l.f. Beauty, Inc.*	42,980	2,749,431
PROPERTY & CASUALTY INSURANCE—1.5%
Intact Financial Corp.	21,868	4,213,738
REAL ESTATE SERVICES—1.4%
CBRE Group, Inc., Cl. A*	28,006	3,997,296
RESEARCH & CONSULTING SERVICES—1.8%
Verisk Analytics, Inc.	27,076	4,995,251
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc.*	96,097	3,266,337
SEMICONDUCTORS—4.9%
Astera Labs, Inc.*	31,684	6,170,142
Monolithic Power Systems, Inc.	4,596	7,419,829

		13,589,971
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Celsius Holdings, Inc.*	133,184	4,470,987
SYSTEMS SOFTWARE—1.6%
Nebius Group NV, Cl. A*	29,190	4,034,933
Rubrik, Inc., Cl. A*	9,532	506,912

		4,541,845
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.7%
Western Digital Corp.	10,648	4,626,769
TRADING COMPANIES & DISTRIBUTORS—3.1%
EquipmentShare.com, Inc., Cl. A*	91,863	1,928,664
QXO, Inc.*	335,926	6,742,035

		8,670,699
TOTAL COMMON STOCKS (Cost $203,856,371)		261,852,214
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—0.8%
SB Technology, Inc., Series E(a),*,@	59,020	2,122,359
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Apptronik, Inc., Series A-X1(a),*,@	15,970	589,772
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.2% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4% (CONT.)
Figure AI, Inc., Series C(a),*,@	3,326	$ 646,574

		1,236,346
TOTAL PREFERRED STOCKS (Cost $2,254,443)		3,358,705
REAL ESTATE INVESTMENT TRUSTS—1.2%
HEALTH CARE—1.2%
American Healthcare REIT, Inc.	66,610	3,382,456
(Cost $3,434,456)		3,382,456
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
SPECIAL PURPOSE VEHICLES—1.5%
APPLICATION SOFTWARE—1.5%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		1,375,062
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		2,830,007

		4,205,069
TOTAL SPECIAL PURPOSE VEHICLES (Cost $3,276,386)		4,205,069
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	6,143,694	$ 6,143,694
(Cost $6,143,694)		6,143,694

Total Investments (Cost $219,280,852)	100.0%	$278,942,138
Affiliated Securities (Cost $1,393,634)		1,375,062
Unaffiliated Securities (Cost $217,887,218)		277,567,076
Liabilities in Excess of Other Assets	(0.0)%	(86,796)
NET ASSETS	100.0%	$278,855,342

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$1,393,634	$1,375,062	0.5%
Apptronik, Inc., Series A-X1	1/29/26	590,366	589,772	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	1,882,752	2,830,007	1.0%
Figure AI, Inc., Series C	11/18/25	648,343	646,574	0.2%
SB Technology, Inc., Series E	10/23/24	1,015,734	2,122,359	0.8%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$5,846,331	$7,563,774	2.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.0%
AEROSPACE & DEFENSE—7.9%
AeroVironment, Inc.*	6,155	$ 1,200,348
Archer Aviation, Inc., Cl. A*	88,769	509,534
Astronics Corp.*	11,159	796,753
Bombardier, Inc., Cl. B*	14,965	3,179,959
FTAI Aviation Ltd.	15,834	3,953,275
Howmet Aerospace, Inc.	5,138	1,248,740
Karman Holdings, Inc.*	16,164	1,098,829
Loar Holdings, Inc.*	24,287	1,362,986
VSE Corp.	9,434	1,619,629
York Space Systems, Inc.*	793	26,296

		14,996,349
APPAREL RETAIL—2.9%
Abercrombie & Fitch Co., Cl. A*	10,345	882,946
Aritzia, Inc.*	12,793	1,350,265
Victoria's Secret & Co.*	62,119	3,219,628

		5,452,839
APPLICATION SOFTWARE—7.0%
BlackLine, Inc.*	28,617	894,281
Core Scientific, Inc.*	26,792	535,840
Guidewire Software, Inc.*	8,201	1,134,936
InterDigital, Inc.	10,595	3,142,053
Manhattan Associates, Inc.*	712	98,178
nCino, Inc.*	61,433	1,073,849
PAR Technology Corp.*	8,078	108,568
Q2 Holdings, Inc.*	32,729	1,660,997
Riot Platforms, Inc.*	33,657	580,247
SPS Commerce, Inc.*	21,442	1,203,325
Terawulf, Inc.*	107,491	2,335,779
Vertex, Inc., Cl. A*	45,896	567,734

		13,335,787
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Galaxy Digital, Inc., Cl. A*	40,425	1,109,262
Hamilton Lane, Inc., Cl. A	6,971	641,262

		1,750,524
BIOTECHNOLOGY—18.1%
Abivax SA ADR*	27,149	3,186,750
Absci Corp.*	664,714	3,306,952
Arrowhead Pharmaceuticals, Inc.*	42,435	3,118,124
Bridgebio Pharma, Inc.*	10,739	763,650
CareDx, Inc.*	93,866	1,953,351
Cogent Biosciences, Inc.*	29,063	1,040,165
Dianthus Therapeutics, Inc.*	2,557	224,505
Erasca, Inc.*	82,780	881,607
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
BIOTECHNOLOGY—18.1% (CONT.)
Forte Biosciences, Inc.*	157,755	$ 4,205,748
Insmed, Inc.*	23,881	3,255,697
Natera, Inc.*	21,533	4,439,243
Nuvalent, Inc., Cl. A*	39,117	3,922,653
Palvella Therapeutics, Inc.*	8,035	1,031,051
Twist Bioscience Corp.*	52,305	3,057,227
uniQure NV*	9,001	179,570

		34,566,293
BUILDING PRODUCTS—3.6%
CSW Industrials, Inc.	14,932	4,348,199
Modine Manufacturing Co.*	9,856	2,509,633

		6,857,832
CARGO GROUND TRANSPORTATION—0.6%
Saia, Inc.*	2,595	1,164,688
CONSTRUCTION & ENGINEERING—4.0%
Construction Partners, Inc., Cl. A*	8,672	1,072,380
Tutor Perini Corp.	71,282	6,623,523

		7,695,903
CONSUMER STAPLES MERCHANDISE RETAIL—0.5%
BJ's Wholesale Club Holdings, Inc.*	9,391	881,721
EDUCATION SERVICES—1.1%
Universal Technical Institute, Inc.*	56,034	2,102,956
ELECTRIC UTILITIES—0.6%
IDACORP, Inc.	7,478	1,104,800
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Enovix Corp.*	187,417	1,250,071
ELECTRONIC MANUFACTURING SERVICES—2.7%
Fabrinet*	7,565	5,170,451
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	7,687	609,195
FINANCIAL EXCHANGES & DATA—0.5%
Gemini Space Station, Inc., Cl. A*	1,166	5,177
MarketAxess Holdings, Inc.	6,395	1,005,230

		1,010,407
HEALTHCARE EQUIPMENT—2.8%
Glaukos Corp.*	8,768	1,259,699
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	138,586
Integer Holdings Corp.*	7,710	682,412
iRhythm Technologies, Inc.*	14,308	1,848,021
TransMedics Group, Inc.*	13,287	1,339,197

		5,267,915
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
HEALTHCARE SERVICES—2.6%
GeneDx Holdings Corp., Cl. A*	24,212	$ 1,522,693
Guardant Health, Inc.*	39,943	3,478,236

		5,000,929
HEALTHCARE SUPPLIES—1.0%
Lantheus Holdings, Inc.*	12,822	1,084,998
Neogen Corp.*	92,459	869,114

		1,954,112
HEALTHCARE TECHNOLOGY—0.5%
HeartFlow, Inc.*	32,701	973,182
HEAVY ELECTRICAL EQUIPMENT—2.5%
Bloom Energy Corp., Cl. A*	16,536	4,685,641
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.5%
Gates Industrial Corp. PLC*	150,633	3,857,711
RBC Bearings, Inc.*	14,098	8,445,971

		12,303,682
INTERACTIVE MEDIA & SERVICES—0.8%
Reddit, Inc., Cl. A*	10,583	1,558,135
INTERNET SERVICES & INFRASTRUCTURE—1.5%
DigitalOcean Holdings, Inc.*	12,100	1,166,803
Whitefiber, Inc.*	34,979	535,528
Wix.com Ltd.*	14,804	1,105,711

		2,808,042
INVESTMENT BANKING & BROKERAGE—0.6%
Moelis & Co., Cl. A	16,610	1,081,643
LEISURE FACILITIES—1.6%
Life Time Group Holdings, Inc.*	34,655	929,100
Planet Fitness, Inc., Cl. A*	31,819	2,121,373

		3,050,473
LIFE SCIENCES TOOLS & SERVICES—7.1%
10X Genomics, Inc., Cl. A*	60,128	1,325,823
Adaptive Biotechnologies Corp.*	230,283	3,246,990
Alamar Biosciences, Inc.*	6,229	155,974
Bio-Techne Corp.	50,403	2,788,294
CryoPort, Inc.*	253,082	2,596,621
MaxCyte, Inc.*	188,744	166,095
Repligen Corp.*	17,791	2,104,853
Tempus AI, Inc., Cl. A*	21,161	1,174,012

		13,558,662
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Magnolia Oil & Gas Corp., Cl. A	33,135	1,002,002
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
PASSENGER AIRLINES—1.3%
Joby Aviation, Inc.*	273,730	$ 2,515,579
PHARMACEUTICALS—0.5%
Belite Bio, Inc. ADR*	649	103,295
Definium Therapeutics, Inc.*	43,009	941,037

		1,044,332
RESEARCH & CONSULTING SERVICES—0.5%
Planet Labs PBC, Cl. A*	24,122	891,790
RESTAURANTS—1.9%
Kura Sushi USA, Inc., Cl. A*	18,704	1,030,029
Shake Shack, Inc., Cl. A*	25,646	2,627,689

		3,657,718
SEMICONDUCTORS—6.8%
Astera Labs, Inc.*	16,367	3,187,310
Credo Technology Group Holding Ltd.*	9,442	1,643,002
Impinj, Inc.*	7,498	1,086,610
Rambus, Inc.*	32,527	3,744,183
SiTime Corp.*	2,610	1,467,212
Universal Display Corp.	21,944	1,911,103

		13,039,420
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	23,944	803,800
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	276,693
SYSTEMS SOFTWARE—2.9%
Nebius Group NV, Cl. A*	40,372	5,580,622
Netskope, Inc., Cl. A*	3,613	35,985

		5,616,607
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
IonQ, Inc.*	27,940	1,260,653
TRADING COMPANIES & DISTRIBUTORS—0.9%
Xometry, Inc., Cl. A*	32,007	1,640,999
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Chime Financial, Inc., Cl. A*	55,698	1,217,558
TOTAL COMMON STOCKS (Cost $131,684,435)		183,159,383
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc., Series E(a),*,@	61,600	2,215,136
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.4% (CONT.)
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	7,467,897	$ 425,670
TOTAL PREFERRED STOCKS (Cost $1,450,831)		2,640,806
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	16,741
Tolero CDR(a),*,@	174,782	—

		16,741
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	99,912
TOTAL RIGHTS (Cost $94,483)		116,653
SPECIAL PURPOSE VEHICLES—1.3%
APPLICATION SOFTWARE—1.3%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		2,445,619
TOTAL SPECIAL PURPOSE VEHICLES (Cost $1,057,280)		2,445,619
SHORT-TERM SECURITIES—1.4%
MONEY MARKET FUNDS—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	2,690,027	2,690,027
(Cost $2,690,027)		2,690,027

Total Investments (Cost $136,977,056)	100.2%	$191,052,488
Unaffiliated Securities (Cost $136,977,056)		191,052,488
Liabilities in Excess of Other Assets	(0.2)%	(378,878)
NET ASSETS	100.0%	$190,673,610

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$1,057,280	$2,445,619	1.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	99,912	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	138,586	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	425,670	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,741	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	2,215,136	1.2%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$6,249,592	$5,341,664	2.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.1%
AEROSPACE & DEFENSE—10.7%
Astronics Corp.*	282,009	$ 20,135,442
FTAI Aviation Ltd.	60,196	15,029,135
Karman Holdings, Inc.*	249,414	16,955,164
Loar Holdings, Inc.*	221,849	12,450,166
VSE Corp.	117,279	20,134,459

		84,704,366
APPLICATION SOFTWARE—2.0%
Agilysys, Inc.*	134,672	8,627,088
nCino, Inc.*	403,516	7,053,460

		15,680,548
BIOTECHNOLOGY—16.5%
Abivax SA ADR*	152,474	17,897,399
Arrowhead Pharmaceuticals, Inc.*	374,741	27,535,969
Bridgebio Pharma, Inc.*	99,698	7,089,525
Cogent Biosciences, Inc.*	249,955	8,945,889
Dianthus Therapeutics, Inc.*	41,540	3,647,212
Erasca, Inc.*	604,243	6,435,188
Forte Biosciences, Inc.*	496,062	13,225,013
Natera, Inc.*	123,594	25,480,139
Twist Bioscience Corp.*	222,288	12,992,733
Vaxcyte, Inc.*	128,320	7,345,037

		130,594,104
BUILDING PRODUCTS—1.5%
Modine Manufacturing Co.*	45,865	11,678,605
CARGO GROUND TRANSPORTATION—1.9%
Saia, Inc.*	33,780	15,161,140
CONSTRUCTION & ENGINEERING—8.9%
Construction Partners, Inc., Cl. A*	117,028	14,471,682
Sterling Infrastructure, Inc.*	39,306	20,266,960
Tutor Perini Corp.	384,769	35,752,736

		70,491,378
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.9%
Federal Signal Corp.	119,956	14,770,182
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Cognex Corp.	101,518	5,635,264
ELECTRONIC MANUFACTURING SERVICES—1.7%
Fabrinet*	19,429	13,279,139
HEALTHCARE EQUIPMENT—3.8%
Artivion, Inc.*	159,019	5,697,651
Integer Holdings Corp.*	103,353	9,147,774
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
HEALTHCARE EQUIPMENT—3.8% (CONT.)
iRhythm Technologies, Inc.*	118,092	$ 15,252,762

		30,098,187
HEALTHCARE SERVICES—4.4%
GeneDx Holdings Corp., Cl. A*	120,628	7,586,295
Guardant Health, Inc.*	315,086	27,437,689

		35,023,984
HEALTHCARE SUPPLIES—1.1%
Lantheus Holdings, Inc.*	104,405	8,834,751
HEALTHCARE TECHNOLOGY—2.0%
HeartFlow, Inc.*	522,809	15,558,796
HEAVY ELECTRICAL EQUIPMENT—2.8%
Bloom Energy Corp., Cl. A*	76,974	21,811,353
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—10.1%
RBC Bearings, Inc.*	90,178	54,024,738
SPX Technologies, Inc.*	118,603	25,963,383

		79,988,121
INTERNET SERVICES & INFRASTRUCTURE—3.2%
DigitalOcean Holdings, Inc.*	102,438	9,878,096
GDS Holdings Ltd. ADR*	356,899	15,089,690

		24,967,786
LIFE SCIENCES TOOLS & SERVICES—10.1%
Adaptive Biotechnologies Corp.*	1,494,214	21,068,417
BioLife Solutions, Inc.*	1,022,610	21,556,619
CryoPort, Inc.*	1,147,505	11,773,401
Repligen Corp.*	212,354	25,123,602

		79,522,039
PHARMACEUTICALS—1.3%
Belite Bio, Inc. ADR*	61,867	9,846,752
RESEARCH & CONSULTING SERVICES—0.9%
Planet Labs PBC, Cl. A*	190,950	7,059,421
RESTAURANTS—0.9%
Kura Sushi USA, Inc., Cl. A*	128,017	7,049,896
SEMICONDUCTORS—4.8%
Credo Technology Group Holding Ltd.*	116,461	20,265,378
Impinj, Inc.*	67,652	9,804,128
SiTime Corp.*	14,573	8,192,212

		38,261,718
SYSTEMS SOFTWARE—3.0%
Nebius Group NV, Cl. A*	173,120	23,930,378
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.9%
Xometry, Inc., Cl. A*	289,563	$ 14,845,895
TOTAL COMMON STOCKS (Cost $515,860,746)		758,793,803
PREFERRED STOCKS—3.9%
HEALTHCARE EQUIPMENT—3.9%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	30,454,418
(Cost $27,952,123)		30,454,418
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,436)		—
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	1,504,944	1,504,944
(Cost $1,504,944)		1,504,944

Total Investments (Cost $545,324,249)	100.2%	$790,753,165
Affiliated Securities (Cost $27,952,123)		30,454,418
Unaffiliated Securities (Cost $517,372,126)		760,298,747
Liabilities in Excess of Other Assets	(0.2)%	(1,351,884)
NET ASSETS	100.0%	$789,401,281

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Impulse Dynamics PLC, Series F-3	6/2/23-2/5/24	$27,952,123	$30,454,418	3.9%
Tolero CDR	2/6/17	6,436	—	0.0%
Total		$27,958,559	$30,454,418	3.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—9.4%
AAR Corp.*	100,879	$ 11,134,015
Cadre Holdings, Inc.	126,805	3,759,768
Kratos Defense & Security Solutions, Inc.*	29,744	1,875,359
Loar Holdings, Inc.*	77,794	4,365,800
VSE Corp.	30,231	5,190,058

		26,325,000
APPLICATION SOFTWARE—1.5%
Agilysys, Inc.*	3,902	249,962
nCino, Inc.*	233,001	4,072,858

		4,322,820
ASSET MANAGEMENT & CUSTODY BANKS—6.9%
Hamilton Lane, Inc., Cl. A	84,978	7,817,126
StepStone Group, Inc., Cl. A	218,305	11,548,335

		19,365,461
BIOTECHNOLOGY—7.4%
ACADIA Pharmaceuticals, Inc.*	417,700	9,377,365
Ionis Pharmaceuticals, Inc.*	35,938	2,686,725
Ultragenyx Pharmaceutical, Inc.*	104,835	2,588,376
Veracyte, Inc.*	180,059	5,927,542

		20,580,008
BROADLINE RETAIL—2.4%
Ollie's Bargain Outlet Holdings, Inc.*	77,338	6,690,510
CARGO GROUND TRANSPORTATION—1.2%
RXO, Inc.*	174,222	3,479,213
CASINOS & GAMING—0.0%
Sportradar Group AG, Cl. A*	9,033	117,881
CONSTRUCTION & ENGINEERING—15.1%
Cardinal Infrastructure Group, Inc., Cl. A*	274,388	14,550,796
Everus Construction Group, Inc.*	21,790	3,212,500
Legence Corp., Cl. A*	179,035	15,568,884
Sterling Infrastructure, Inc.*	9,686	4,994,295
Tutor Perini Corp.	42,771	3,974,281

		42,300,756
CONSUMER FINANCE—2.7%
Upstart Holdings, Inc.*	235,406	7,434,121
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Verra Mobility Corp.*	108,178	1,604,280
EDUCATION SERVICES—3.7%
Stride, Inc.*	105,803	10,279,820
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Novanta, Inc.*	31,225	4,044,574
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
ELECTRONIC MANUFACTURING SERVICES—0.1%
IPG Photonics Corp.*	3,136	$ 372,933
ENVIRONMENTAL & FACILITIES SERVICES—4.9%
Casella Waste Systems, Inc., Cl. A*	154,214	12,221,460
Montrose Environmental Group, Inc.*	64,525	1,358,251

		13,579,711
HEALTHCARE EQUIPMENT—7.0%
Artivion, Inc.*	298,425	10,692,568
Glaukos Corp.*	27,060	3,887,710
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	113,476
iRhythm Technologies, Inc.*	38,430	4,963,619

		19,657,373
HEALTHCARE SERVICES—1.9%
RadNet, Inc.*	94,404	5,338,546
HEALTHCARE SUPPLIES—1.4%
Neogen Corp.*	423,424	3,980,186
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.3%
First Advantage Corp.*	275,982	3,521,530
INTERNET SERVICES & INFRASTRUCTURE—3.2%
DigitalOcean Holdings, Inc.*	94,138	9,077,727
INVESTMENT BANKING & BROKERAGE—0.7%
Piper Sandler Cos.	21,641	1,887,095
LEISURE FACILITIES—1.6%
Planet Fitness, Inc., Cl. A*	67,697	4,513,359
MANAGED HEALTHCARE—1.2%
Progyny, Inc.*	172,856	3,211,664
OIL & GAS EQUIPMENT & SERVICES—1.0%
Solaris Energy Infrastructure, Inc., Cl. A	37,151	2,743,230
PROPERTY & CASUALTY INSURANCE—0.8%
Palomar Holdings, Inc.*	17,748	2,136,504
REAL ESTATE SERVICES—4.9%
FirstService Corp.	102,724	13,745,498
RESTAURANTS—3.0%
First Watch Restaurant Group, Inc.*	326,141	4,278,970
Wingstop, Inc.	25,379	4,163,679

		8,442,649
SEMICONDUCTORS—10.1%
Impinj, Inc.*	45,925	6,655,451
Semtech Corp.*	77,925	8,186,021
Silicon Motion Technology Corp. ADR	51,990	11,374,372
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
SEMICONDUCTORS—10.1% (CONT.)
SiTime Corp.*	3,617	$ 2,033,297

		28,249,141
TRADING COMPANIES & DISTRIBUTORS—3.4%
SiteOne Landscape Supply, Inc.*	41,182	5,190,991
Xometry, Inc., Cl. A*	81,951	4,201,628

		9,392,619
TOTAL COMMON STOCKS (Cost $213,348,729)		276,394,209
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	4,836,000	4,836,000
(Cost $4,836,000)		4,836,000

Total Investments (Cost $218,184,729)	100.5%	$281,230,209
Unaffiliated Securities (Cost $218,184,729)		281,230,209
Liabilities in Excess of Other Assets	(0.5)%	(1,350,887)
NET ASSETS	100.0%	$279,879,322

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$113,476	0.0%
Total		$2,986,210	$113,476	0.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
BELGIUM—1.8%
PHARMACEUTICALS—1.8%
UCB SA	11,234	$ 3,058,921
(Cost $2,301,646)
BRAZIL—5.4%
BROADLINE RETAIL—1.3%
MercadoLibre, Inc. *	1,253	2,246,165
DIVERSIFIED BANKS—2.3%
NU Holdings Ltd., Cl. A *	274,317	3,972,110
DRUG RETAIL—1.8%
Raia Drogasil SA	712,874	3,147,023

TOTAL BRAZIL (Cost $7,517,335)		9,365,298
CANADA—6.6%
COAL & CONSUMABLE FUELS—2.9%
Cameco Corp.	40,776	5,012,535
DIVERSIFIED SUPPORT SERVICES—1.3%
Element Fleet Management Corp.	91,503	2,184,593
INTERNET SERVICES & INFRASTRUCTURE—2.4%
Shopify, Inc., Cl. A *	34,131	4,142,908

TOTAL CANADA (Cost $8,661,223)		11,340,036
CHINA—2.9%
INTERACTIVE MEDIA & SERVICES—2.9%
Tencent Holdings Ltd.	83,406	5,065,435
(Cost $6,405,652)
DENMARK—3.4%
BIOTECHNOLOGY—3.4%
Ascendis Pharma A/S *	25,598	5,871,669
(Cost $5,091,263)
FRANCE—1.6%
HEALTHCARE SUPPLIES—1.6%
EssilorLuxottica SA	13,424	2,841,453
(Cost $2,914,195)
GERMANY—4.5%
AEROSPACE & DEFENSE—4.5%
MTU Aero Engines AG	12,351	4,235,856
Rheinmetall AG	2,157	3,440,007
(Cost $8,547,501)		7,675,863
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
GREECE—2.7%
DIVERSIFIED BANKS—2.7%
National Bank of Greece SA	288,477	$ 4,571,838
(Cost $4,232,804)
HUNGARY—1.4%
DIVERSIFIED BANKS—1.4%
OTP Bank Nyrt	17,869	2,396,750
(Cost $2,571,139)
ITALY—4.5%
CASINOS & GAMING—1.7%
Lottomatica Group SpA	100,618	2,958,350
DIVERSIFIED BANKS—2.8%
FinecoBank SpA	191,097	4,744,102

TOTAL ITALY (Cost $6,506,291)		7,702,452
JAPAN—20.3%
DIVERSIFIED BANKS—4.8%
Mizuho Financial Group, Inc.	133,459	5,739,099
Rakuten Bank Ltd.*	61,645	2,490,759
		8,229,858
DIVERSIFIED METALS & MINING—1.3%
JX Advanced Metals Corp.	73,872	2,291,830
INDUSTRIAL CONGLOMERATES—3.3%
Hitachi Ltd.	179,995	5,723,544
INDUSTRIAL GASES—2.1%
Nippon Sanso Holdings Corp.	102,076	3,598,737
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.3%
Daifuku Co., Ltd.	76,737	3,355,069
Kawasaki Heavy Industries Ltd.	111,965	2,301,823
		5,656,892
INTERACTIVE HOME ENTERTAINMENT—0.9%
Nintendo Co., Ltd.	30,531	1,493,543
PACKAGED FOODS & MEATS—2.2%
Ajinomoto Co., Inc.	119,266	3,833,259
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.4%
Advantest Corp.	22,018	4,111,170

TOTAL JAPAN (Cost $30,709,034)		34,938,833
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
NETHERLANDS—1.7%
SYSTEMS SOFTWARE—1.7%
Nebius Group NV, Cl. A *	21,186	$ 2,928,541
(Cost $1,421,362)
NORWAY—2.0%
AEROSPACE & DEFENSE—2.0%
Kongsberg Gruppen ASA	105,060	3,515,343
(Cost $3,176,554)
PERU—2.5%
DIVERSIFIED BANKS—2.5%
Credicorp Ltd.	13,555	4,394,124
(Cost $4,719,489)
SOUTH KOREA—8.4%
AEROSPACE & DEFENSE—2.3%
Hanwha Aerospace Co., Ltd.	4,135	3,971,875
SEMICONDUCTORS—6.1%
SK hynix, Inc.	11,715	10,447,070

TOTAL SOUTH KOREA (Cost $5,160,583)		14,418,945
SPAIN—4.6%
APPAREL RETAIL—1.6%
Industria de Diseno Textil SA	45,810	2,741,760
DIVERSIFIED BANKS—3.0%
CaixaBank SA	413,467	5,262,754

TOTAL SPAIN (Cost $5,588,574)		8,004,514
SWEDEN—1.8%
MULTI-SECTOR HOLDINGS—1.8%
Investor AB, Cl. B	74,527	3,024,722
(Cost $3,116,210)
SWITZERLAND—1.7%
PHARMACEUTICALS—1.7%
Galderma Group AG *	13,967	2,930,185
(Cost $2,700,914)
TAIWAN—8.3%
SEMICONDUCTORS—8.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,942	14,235,189
(Cost $4,150,081)
UNITED KINGDOM—7.1%
COPPER—1.2%
Antofagasta PLC	43,699	2,119,303
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
UNITED KINGDOM—7.1% (CONT.)
DIVERSIFIED BANKS—3.2%
HSBC Holdings PLC	301,524	$ 5,547,989
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.7%
Coca-Cola HBC AG *	78,598	4,584,539

TOTAL UNITED KINGDOM (Cost $9,442,093)		12,251,831
UNITED STATES—4.4%
HEAVY ELECTRICAL EQUIPMENT—4.4%
GE Vernova, Inc.	6,927	7,505,127
(Cost $3,515,626)
TOTAL COMMON STOCKS (Cost $128,449,569)		168,037,069

MONEY MARKET FUNDS—2.2%
UNITED STATES—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)	3,756,624	3,756,624
(Cost $3,756,624)		3,756,624

Total Investments (Cost $132,206,193)	99.8%	$171,793,693
Unaffiliated Securities (Cost $132,206,193)		171,793,693
Other Assets in Excess of Liabilities	0.2%	398,601
NET ASSETS	100.0%	$172,192,294

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.8%
AUSTRALIA—1.0%
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.0%
Silex Systems Ltd. *	10,265	$ 42,397
(Cost $45,797)
AUSTRIA—2.2%
CONSTRUCTION MATERIALS—2.2%
Wienerberger AG	3,122	90,520
(Cost $110,475)
BELGIUM—2.5%
HEALTH CARE DISTRIBUTORS—2.5%
Fagron SA	3,561	100,456
(Cost $92,552)
BRAZIL—2.9%
AEROSPACE & DEFENSE—2.9%
Embraer SA ADR	1,850	115,995
(Cost $114,795)
CANADA—5.2%
APPLICATION SOFTWARE—1.2%
The Descartes Systems Group, Inc. *	665	47,982
DIVERSIFIED SUPPORT SERVICES—1.3%
Element Fleet Management Corp.	2,265	54,076
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Capital Power Corp.	1,532	73,298
LEISURE PRODUCTS—0.9%
BRP, Inc.	630	35,254

TOTAL CANADA (Cost $232,774)		210,610
DENMARK—3.0%
PHARMACEUTICALS—3.0%
ALK-abello A/S, Cl. B	3,243	121,469
(Cost $106,272)
FRANCE—4.2%
AEROSPACE & DEFENSE—1.3%
Exail Technologies SA *	377	54,860
OIL & GAS STORAGE & TRANSPORTATION—2.9%
Gaztransport Et Technigaz SA	477	116,052

TOTAL FRANCE (Cost $142,693)		170,912
GERMANY—6.6%
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.1%
RENK Group AG	1,315	83,575
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
GERMANY—6.6% (CONT.)
LEISURE PRODUCTS—0.9%
tonies SE, Cl. A *	3,012	$ 36,406
OIL & GAS STORAGE & TRANSPORTATION—1.7%
Friedrich Vorwerk Group SE	819	70,253
SPECIALTY CHEMICALS—1.9%
AlzChem Group AG	385	74,849

TOTAL GERMANY (Cost $259,166)		265,083
HONG KONG—4.2%
SEMICONDUCTORS—4.2%
Silicon Motion Technology Corp. ADR	782	171,086
(Cost $104,042)
ISRAEL—4.9%
AEROSPACE & DEFENSE—1.8%
TAT Technologies Ltd. *	1,951	71,621
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Next Vision Stabilized Systems Ltd.	348	39,891
FINANCIAL EXCHANGES & DATA—2.1%
Tel Aviv Stock Exchange Ltd.	1,701	85,591

TOTAL ISRAEL (Cost $157,873)		197,103
ITALY—9.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Banca Generali SpA	620	40,667
CASINOS & GAMING—2.9%
Lottomatica Group SpA	3,947	116,049
CONSTRUCTION & ENGINEERING—2.6%
MAIRE SpA	5,590	103,376
LEISURE PRODUCTS—3.0%
Technogym SpA	5,229	123,194

TOTAL ITALY (Cost $305,377)		383,286
JAPAN—31.5%
APPLICATION SOFTWARE—0.7%
Rakus Co., Ltd.	5,110	28,237
BROADLINE RETAIL—2.3%
Ryohin Keikaku Co., Ltd.	4,067	93,963
CONSTRUCTION & ENGINEERING—1.5%
MIRAIT ONE Corp.	2,409	62,077
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
JAPAN—31.5% (CONT.)
DIVERSIFIED BANKS—2.1%
Rakuten Bank Ltd.*	2,110	$ 85,254
DIVERSIFIED METALS & MINING—2.1%
Mitsui Kinzoku Co., Ltd.	302	82,977
DIVERSIFIED SUPPORT SERVICES—2.4%
Japan Elevator Service Holdings Co., Ltd.	9,749	98,631
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
SWCC Corp.	1,243	127,229
ELECTRONIC COMPONENTS—2.6%
Nippon Electric Glass Co., Ltd.	2,043	106,650
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.4%
Anritsu Corp., Cl. B	5,229	136,880
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.3%
Organo Corp.	906	91,554
LIFE & HEALTH INSURANCE—1.3%
Lifenet Insurance Co.*	4,347	53,525
PACKAGED FOODS & MEATS—2.1%
Toyo Suisan Kaisha Ltd.	1,243	85,372
PHARMACEUTICALS—1.7%
Santen Pharmaceutical Co., Ltd.	6,549	67,491
REGIONAL BANKS—2.0%
The 77 Bank Ltd.	4,281	82,414
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.8%
Towa Corp.	3,714	70,592

TOTAL JAPAN (Cost $1,147,872)		1,272,846
SPAIN—1.8%
DIVERSIFIED BANKS—1.8%
Bankinter SA	4,423	73,603
(Cost $59,970)
SWEDEN—3.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
Lagercrantz Group AB, Cl. B	3,383	89,458
INVESTMENT BANKING & BROKERAGE—1.5%
Nordnet AB	1,799	59,297

TOTAL SWEDEN (Cost $125,020)		148,755
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
SWITZERLAND—2.1%
BUILDING PRODUCTS—2.1%
Belimo Holding AG	91	$ 83,334
(Cost $92,634)
UNITED KINGDOM—12.5%
CONSTRUCTION MATERIALS—2.1%
SigmaRoc PLC *	49,924	83,740
ENVIRONMENTAL & FACILITIES SERVICES—2.5%
Mitie Group PLC	42,396	100,266
INVESTMENT BANKING & BROKERAGE—2.2%
Marex Group PLC	1,648	87,920
PACKAGED FOODS & MEATS—2.8%
Greencore Group PLC	32,935	112,758
TRADING COMPANIES & DISTRIBUTORS—2.9%
Diploma PLC	1,267	119,908

TOTAL UNITED KINGDOM (Cost $428,854)		504,592
TOTAL COMMON STOCKS (Cost $3,526,166)		3,952,047

MONEY MARKET FUNDS—3.4%
UNITED STATES—3.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)	139,332	139,332
(Cost $139,332)		139,332

Total Investments (Cost $3,665,498)	101.2%	$4,091,379
Unaffiliated Securities (Cost $3,665,498)		4,091,379
Liabilities in Excess of Other Assets	(1.2)%	(49,765)
NET ASSETS	100.0%	$4,041,614

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—87.2%
BIOTECHNOLOGY—41.0%
Abivax SA ADR*	9,738	$ 1,143,046
Arrowhead Pharmaceuticals, Inc.*	33,426	2,456,143
BioCryst Pharmaceuticals, Inc.*	131,478	1,204,339
Biogen, Inc.*	348	65,869
Celcuity, Inc.*	2,589	314,175
Celldex Therapeutics, Inc.*	24,744	813,583
Cogent Biosciences, Inc.*	17,100	612,009
Dianthus Therapeutics, Inc.*	13,845	1,215,591
Erasca, Inc.*	33,948	361,546
Forte Biosciences, Inc.*	97,650	2,603,349
Gilead Sciences, Inc.	11,133	1,456,642
Legend Biotech Corp. ADR*	30,332	713,409
Moderna, Inc.*	21,435	984,724
Natera, Inc.*	5,702	1,175,524
Revolution Medicines, Inc.*	9,047	1,303,854
Roivant Sciences Ltd.*	54,281	1,548,637
Spyre Therapeutics, Inc.*	19,000	1,414,550
Summit Therapeutics, Inc.*	20,966	449,930
TG Therapeutics, Inc.*	34,256	1,157,168
Twist Bioscience Corp.*	30,541	1,785,121
United Therapeutics Corp.*	2,173	1,241,544
Vaxcyte, Inc.*	15,731	900,442

		24,921,195
FERTILIZERS & AGRICULTURAL CHEMICALS—2.5%
Corteva, Inc.	19,135	1,550,126
HEALTH CARE DISTRIBUTORS—3.3%
Cardinal Health, Inc.	10,164	1,960,432
McKesson Corp.	73	59,510

		2,019,942
HEALTHCARE EQUIPMENT—4.3%
Axogen, Inc.*	21,642	934,934
Boston Scientific Corp.*	1,006	57,956
Butterfly Network, Inc., Cl. A*	142,524	682,690
Edwards Lifesciences Corp.*	736	61,456
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	190,000
Integer Holdings Corp.*	6,847	606,028
Intuitive Surgical, Inc.*	126	57,659

		2,590,723
HEALTHCARE FACILITIES—1.9%
Acadia Healthcare Co., Inc.*	29,919	774,753
Brookdale Senior Living, Inc.*	21,240	305,006
HCA Healthcare, Inc.	131	56,913

		1,136,672
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—87.2% (CONT.)
HEALTHCARE SERVICES—3.9%
CVS Health Corp.	16,452	$ 1,370,287
Guardant Health, Inc.*	11,557	1,006,384

		2,376,671
HEALTHCARE SUPPLIES—0.3%
ICU Medical, Inc.*	1,390	165,688
HEALTHCARE TECHNOLOGY—1.2%
HeartFlow, Inc.*	24,388	725,787
LIFE & HEALTH INSURANCE—0.6%
Oscar Health, Inc., Cl. A*	21,112	389,727
LIFE SCIENCES TOOLS & SERVICES—1.8%
Repligen Corp.*	9,358	1,107,145
MANAGED HEALTHCARE—3.0%
Centene Corp.*	20,415	1,096,081
UnitedHealth Group, Inc.	1,947	721,325

		1,817,406
PHARMACEUTICALS—23.4%
AstraZeneca PLC	6,174	1,156,822
Belite Bio, Inc. ADR*	786	125,100
Eli Lilly & Co.	684	639,266
GSK PLC ADR	21,626	1,131,256
Johnson & Johnson	7,916	1,819,493
Ligand Pharmaceuticals, Inc.*	4,494	1,031,148
Merck & Co., Inc.	16,080	1,755,615
Nektar Therapeutics*	19,035	1,618,736
Royalty Pharma PLC, Cl. A	24,966	1,250,547
Sandoz Group Ltd.	11,690	937,695
Teva Pharmaceutical Industries Ltd. ADR*	79,524	2,788,906

		14,254,584
TOTAL COMMON STOCKS (Cost $49,808,615)		53,055,666
PREFERRED STOCKS—4.6%
HEALTHCARE EQUIPMENT—4.6%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	2,778,424
(Cost $2,550,135)		2,778,424
REAL ESTATE INVESTMENT TRUSTS—5.3%
HEALTH CARE—5.3%
American Healthcare REIT, Inc.	12,303	624,746
Janus Living, Inc.*	23,811	624,801
Welltower, Inc.	9,032	1,963,015
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,805,123)		3,212,562
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	$ —
(Cost $1,044,373)		—
SHORT-TERM SECURITIES—3.0%
MONEY MARKET FUNDS—3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	1,840,667	1,840,667
(Cost $1,840,667)		1,840,667

Total Investments (Cost $58,048,913)	100.1%	$60,887,319
Unaffiliated Securities (Cost $58,048,913)		60,887,319
Liabilities in Excess of Other Assets	(0.1)%	(51,797)
NET ASSETS	100.0%	$60,835,522

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Impulse Dynamics PLC, Series A	2/11/22	$5,000,002	$190,000	0.3%
Impulse Dynamics PLC, Series F-3	6/2/23, 2/5/24	2,550,135	2,778,424	4.6%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$8,594,510	$2,968,424	4.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.6%
APPLICATION SOFTWARE—5.0%
Anthropic PBC, Series G(a),*,@	1,013	$ 262,505
AppLovin Corp., Cl. A*	1,068	476,702
Cadence Design Systems, Inc.*	14	4,614
Datadog, Inc., Cl. A*	693	91,607
IREN Ltd.*	3,525	160,423
Palantir Technologies, Inc., Cl. A*	979	136,189

		1,132,040
AUTOMOBILE MANUFACTURERS—2.5%
Tesla, Inc.*	1,470	560,996
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	39	15,436
BIOTECHNOLOGY—1.2%
Natera, Inc.*	1,317	271,513
BROADLINE RETAIL—9.5%
Amazon.com, Inc.*	6,087	1,613,420
MercadoLibre, Inc.*	101	181,056
Sea Ltd., Cl. A ADR*	4,395	373,048

		2,167,524
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.4%
Rocket Cos., Inc., Cl. A*	6,761	98,846
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	1,342	231,777
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Caterpillar, Inc.	121	107,703
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	2,533	88,908
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	63	19,734
ELECTRIC UTILITIES—0.6%
NRG Energy, Inc.	934	145,312
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. PLC	347	150,255
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Mirion Technologies, Inc., Cl. A*	2,822	55,735
HEALTHCARE EQUIPMENT—0.6%
Intuitive Surgical, Inc.*	315	144,147
HEALTHCARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	326	50,846
HEAVY ELECTRICAL EQUIPMENT—1.4%
GE Vernova, Inc.	294	318,537
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.6% (CONT.)
HOUSEHOLD APPLIANCES—0.4%
SharkNinja, Inc.*	719	$ 83,066
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
Talen Energy Corp.*	672	250,266
INTERACTIVE MEDIA & SERVICES—12.1%
Alphabet, Inc., Cl. C	4,247	1,622,099
Meta Platforms, Inc., Cl. A	1,869	1,143,660

		2,765,759
INTERNET SERVICES & INFRASTRUCTURE—2.7%
Cloudflare, Inc., Cl. A*	373	76,454
CoreWeave, Inc., Cl. A*	1,044	116,510
MongoDB, Inc., Cl. A*	355	89,045
Okta, Inc., Cl. A*	1,122	82,635
Shopify, Inc., Cl. A*	783	94,845
Twilio, Inc., Cl. A*	1,102	163,162

		622,651
INVESTMENT BANKING & BROKERAGE—0.4%
Robinhood Markets, Inc., Cl. A*	1,235	90,019
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	337	124,852
MOVIES & ENTERTAINMENT—1.3%
Netflix, Inc.*	414	38,754
Roku, Inc., Cl. A*	2,029	236,500
Spotify Technology SA*	63	28,133

		303,387
SEMICONDUCTORS—27.5%
Astera Labs, Inc.*	2,187	425,896
Broadcom, Inc.	2,818	1,176,318
GlobalFoundries, Inc.*	903	58,334
Micron Technology, Inc.	452	233,756
NVIDIA Corp.	15,664	3,126,065
Rambus, Inc.*	151	17,382
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,171	1,255,906

		6,293,657
SYSTEMS SOFTWARE—9.9%
Microsoft Corp.	3,201	1,305,304
Nebius Group NV, Cl. A*	5,990	827,998
ServiceNow, Inc.*	1,357	119,836

		2,253,138
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.3%
Apple, Inc.	2,401	651,511
Dell Technologies, Inc., Cl. C	180	37,611
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.3% (CONT.)
Samsung Electronics Co., Ltd.	342	$ 51,501
Sandisk Corp.*	48	52,632
Seagate Technology Holdings PLC	518	348,946
Western Digital Corp.	2,804	1,218,394

		2,360,595
TOTAL COMMON STOCKS (Cost $15,833,268)		20,706,699
PREFERRED STOCKS—5.4%
APPLICATION SOFTWARE—4.7%
Databricks, Inc., Series J(a),*,@	1,529	262,881
Databricks, Inc., Series K(a),*,@	1,643	282,481
SB Technology, Inc., Series E(a),*,@	14,775	531,309

		1,076,671
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Apptronik, Inc., Series A-X1(a),*,@	1,914	70,684
Figure AI, Inc., Series C(a),*,@	451	87,674

		158,358
TOTAL PREFERRED STOCKS (Cost $800,829)		1,235,029
SPECIAL PURPOSE VEHICLES—3.6%
APPLICATION SOFTWARE—3.6%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		373,452
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		451,389

		824,841
TOTAL SPECIAL PURPOSE VEHICLES (Cost $573,639)		824,841
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	389,834	$ 389,834
(Cost $389,834)		389,834

Total Investments (Cost $17,597,570)	101.3%	$23,156,403
Affiliated Securities (Cost $378,496)		373,452
Unaffiliated Securities (Cost $17,219,074)		22,782,951
Liabilities in Excess of Other Assets	(1.3)%	(302,043)
NET ASSETS	100.0%	$22,854,360

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 10 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$378,496	$373,452	1.6%
Anthropic PBC, Series G	3/31/26	262,505	262,505	1.2%
Apptronik, Inc., Series A-X1	1/29/26	70,755	70,684	0.3%
Databricks, Inc., Series J	12/17/24	141,432	262,881	1.2%
Databricks, Inc., Series K	9/8/25	246,450	282,481	1.2%
Disruptive Technology Solutions LI, LLC	11/4/25	195,143	451,389	2.0%
Figure AI, Inc., Series C	11/18/25	87,914	87,674	0.4%
SB Technology, Inc., Series E	10/23/24, 12/18/24	254,278	531,309	2.3%
Total		$1,636,973	$2,322,375	10.2%
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$2,653,629,525	$8,684,971
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	24,246,157	146,340
Receivable for investment securities sold	6,045,026	31,962
Receivable for shares of beneficial interest sold	1,435,680	—
Dividends and interest receivable	187,768	318
Receivable from Investment Manager	58,996	11,633
Prepaid expenses	91,405	13,201
Total Assets	2,685,694,557	8,888,425
LIABILITIES:
Payable for investment securities purchased	8,106,325	35,330
Payable for shares of beneficial interest redeemed	1,456,991	—
Accrued investment advisory fees	1,624,453	3,073
Accrued distribution fees — Note 3	288,862	222
Accrued shareholder administrative fees	27,522	70
Accrued administrative fees	57,599	188
Accrued professional fees	238,783	25,540
Accrued transfer agent fees	223,111	445
Accrued fund accounting fees	70,424	8,256
Accrued printing fees	36,129	1,194
Accrued custodian fees	17,526	1,978
Accrued trustee fees	13,237	39
Accrued other expenses	78,969	208
Total Liabilities	12,239,931	76,543
NET ASSETS	$2,673,454,626	$8,811,882
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	872,355,641	5,771,436
Distributable earnings	1,801,098,985	3,040,446
NET ASSETS	$2,673,454,626	$8,811,882
* Identified cost on unaffiliated securities	$1,004,510,429 (a)	$5,761,164 (b)
** Identified cost on affiliated securities	$24,573,626 (a)	$148,317 (b)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
NET ASSETS BY CLASS:
Class A	$1,229,152,212	$202,894
Class C	$61,197,858	$182,268
Class I	$—	$216,154
Class Y	$—	$184,248
Class Z	$1,383,104,556	$8,026,318
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	29,644,578	12,160
Class C	3,359,950	11,109
Class I	—	12,954
Class Y	—	10,981
Class Z	30,021,010	478,286
NET ASSET VALUE PER SHARE:
Class A	$41.46	$16.69
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$43.76	$17.61
Class C	$18.21	$16.41
Class I	$—	$16.69
Class Y	$—	$16.78
Class Z	$46.07	$16.78

(a)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,058,099,909, amounted to $1,619,775,773, which consisted of aggregate gross unrealized appreciation of
$1,666,468,229, and aggregate gross unrealized depreciation of $46,692,456.

(b)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$6,003,488, amounted to $2,827,823, which consisted of aggregate gross unrealized appreciation of $3,003,915, and aggregate gross unrealized depreciation of $176,092.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$890,938,806	$43,041,725
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	387,909
Receivable for shares of beneficial interest sold	1,576,303	—
Dividends and interest receivable	705,814	309
Receivable from Investment Manager	—	6,546
Prepaid expenses	25,369	6,300
Total Assets	893,246,292	43,442,789
LIABILITIES:
Payable for shares of beneficial interest redeemed	311,257	—
Accrued investment advisory fees	346,663	15,289
Accrued distribution fees — Note 3	75,843	—
Accrued shareholder administrative fees	8,365	340
Accrued administrative fees	19,066	934
Accrued professional fees	101,882	30,953
Accrued transfer agent fees	45,567	630
Accrued fund accounting fees	33,643	7,659
Accrued printing fees	32,314	261
Accrued custodian fees	4,083	1,436
Accrued trustee fees	3,424	260
Accrued other expenses	23,941	1,447
Total Liabilities	1,006,048	59,209
NET ASSETS	$892,240,244	$43,383,580
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	456,260,226	32,527,396
Distributable earnings	435,980,018	10,856,184
NET ASSETS	$892,240,244	$43,383,580
* Identified cost on unaffiliated securities	$468,198,098 (c)	$27,580,129 (d)
** Identified cost on affiliated securities	$—	$393,148 (d)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
NET ASSETS BY CLASS:
Class A	$246,233,266	$—
Class C	$35,180,751	$—
Class Z	$610,826,227	$43,383,580
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	2,457,920	—
Class C	357,709	—
Class Z	6,086,452	2,098,261
NET ASSET VALUE PER SHARE:
Class A	$100.18	$—
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$105.73	$—
Class C	$98.35	$—
Class Z	$100.36	$20.68

(c)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$468,259,551, amounted to $422,679,255, which consisted of aggregate gross unrealized appreciation of
$428,918,098, and aggregate gross unrealized depreciation of $6,238,843.

(d)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$28,195,916, amounted to $15,233,718, which consisted of aggregate gross unrealized appreciation of $15,791,910, and aggregate gross unrealized depreciation of $558,192.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$317,199,078	$277,567,076
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	1,375,062
Receivable for investment securities sold	820,383	—
Receivable for shares of beneficial interest sold	99,389	268,827
Dividends and interest receivable	25,543	22,186
Receivable from Investment Manager	337	—
Prepaid expenses	3,680	4,247
Total Assets	318,148,410	279,237,398
LIABILITIES:
Payable for shares of beneficial interest redeemed	142,004	38,855
Foreign bank overdraft †	—	205
Accrued investment advisory fees	169,080	169,370
Accrued distribution fees — Note 3	7,216	43,313
Accrued shareholder administrative fees	2,639	3,252
Accrued administrative fees	7,039	6,128
Accrued professional fees	54,079	62,102
Accrued transfer agent fees	9,069	26,453
Accrued fund accounting fees	15,989	16,667
Accrued printing fees	28,844	13,726
Accrued custodian fees	2,629	101
Accrued trustee fees	1,419	1,615
Accrued other expenses	1,636	269
Total Liabilities	441,643	382,056
NET ASSETS	$317,706,767	$278,855,342
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	336,210,883	222,108,776
Distributable earnings (Distributions in excess of earnings)	(18,504,116)	56,746,566
NET ASSETS	$317,706,767	$278,855,342
* Identified cost on unaffiliated securities	$239,078,687 (e)	$217,887,218 (f)
** Identified cost on affiliated securities	$—	$1,393,634 (f)
† Cost of foreign bank overdraft	$—	$(204)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
NET ASSETS BY CLASS:
Class A	$10,545,143	$180,101,122
Class B	$—	$12,915,490
Class C	$4,550,292	$3,198,537
Class I	$7,079,861	$—
Class Y	$4,040,399	$—
Class Z	$291,491,072	$82,640,193
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	516,418	10,096,631
Class B	—	1,159,623
Class C	231,370	314,613
Class I	346,245	—
Class Y	192,974	—
Class Z	13,973,610	4,443,520
NET ASSET VALUE PER SHARE:
Class A	$20.42	$17.84
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$21.55	$18.83
Class B	$—	$11.14
Class C	$19.67	$10.17
Class I	$20.45	$—
Class Y	$20.94	$—
Class Z	$20.86	$18.60

(e)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$246,708,263, amounted to $70,490,815, which consisted of aggregate gross unrealized appreciation of $86,209,229, and aggregate gross unrealized depreciation of $15,718,414.

(f)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$222,838,648, amounted to $56,103,490, which consisted of aggregate gross unrealized appreciation of $72,420,373, and aggregate gross unrealized depreciation of $16,316,883.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$191,052,488	$760,298,747
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	30,454,418
Receivable for shares of beneficial interest sold	15,862	342,518
Dividends and interest receivable	11,327	35,505
Receivable from Investment Manager	496	576
Prepaid expenses	20,590	28,413
Total Assets	191,100,763	791,160,177
LIABILITIES:
Payable for shares of beneficial interest redeemed	123,692	697,568
Accrued investment advisory fees	123,491	481,380
Accrued distribution fees — Note 3	32,584	52,956
Accrued shareholder administrative fees	2,196	7,195
Accrued administrative fees	4,193	17,651
Accrued professional fees	58,170	134,849
Accrued transfer agent fees	28,896	116,944
Accrued fund accounting fees	15,048	41,397
Accrued printing fees	34,176	179,658
Accrued custodian fees	1,568	16,018
Accrued trustee fees	1,214	5,587
Accrued other expenses	1,925	7,693
Total Liabilities	427,153	1,758,896
NET ASSETS	$190,673,610	$789,401,281
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	188,563,420	1,078,360,695
Distributable earnings (Distributions in excess of earnings)	2,110,190	(288,959,414)
NET ASSETS	$190,673,610	$789,401,281
* Identified cost on unaffiliated securities	$136,977,056 (g)	$517,372,126 (h)
** Identified cost on affiliated securities	$— (g)	$27,952,123 (h)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
NET ASSETS BY CLASS:
Class A	$115,845,824	$117,172,775
Class B	$1,719,110	$—
Class C	$11,713,433	$30,064,740
Class I	$—	$22,261,385
Class Y	$50,875	$24,935,518
Class Z	$61,344,368	$594,966,863
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	9,918,306	5,552,214
Class B	217,773	—
Class C	1,653,184	1,671,555
Class I	—	1,018,550
Class Y	4,090	1,098,933
Class Z	4,952,246	26,254,313
NET ASSET VALUE PER SHARE:
Class A	$11.68	$21.10
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$12.33	$22.27
Class B	$7.89	$—
Class C	$7.09	$17.99
Class I	$—	$21.86
Class Y	$12.44	$22.69
Class Z	$12.39	$22.66

(g)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$137,349,796, amounted to $53,702,692, which consisted of aggregate gross unrealized appreciation of $76,949,727, and aggregate gross unrealized depreciation of $23,247,035.

(h)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$558,895,943, amounted to $231,857,222, which consisted of aggregate gross unrealized appreciation of
$269,085,533, and aggregate gross unrealized depreciation of $37,228,311.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$281,230,209	$171,793,693
Foreign cash †	—	136,637
Receivable for shares of beneficial interest sold	100,577	398
Dividends and interest receivable	28,203	490,678
Receivable from Investment Manager	2,660	2,144
Prepaid expenses	4,215	22,090
Total Assets	281,365,864	172,445,640
LIABILITIES:
Payable for investment securities purchased	492,894	—
Payable for shares of beneficial interest redeemed	566,298	1,770
Accrued investment advisory fees	181,309	99,024
Accrued distribution fees — Note 3	23,433	31,582
Accrued shareholder administrative fees	2,621	2,157
Accrued administrative fees	6,156	3,835
Accrued professional fees	78,649	56,212
Accrued transfer agent fees	46,171	18,922
Accrued fund accounting fees	22,612	16,582
Accrued printing fees	56,081	13,370
Accrued custodian fees	5,120	7,386
Accrued trustee fees	2,842	1,091
Accrued other expenses	2,356	1,415
Total Liabilities	1,486,542	253,346
NET ASSETS	$279,879,322	$172,192,294
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	484,720,563	130,005,975
Distributable earnings (Distributions in excess of earnings)	(204,841,241)	42,186,319
NET ASSETS	$279,879,322	$172,192,294
* Identified cost on unaffiliated securities	$218,184,729 (i)	$132,206,193 (j)
† Cost of foreign cash	$—	$136,446

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
NET ASSETS BY CLASS:
Class A	$60,325,132	$129,023,481
Class B	$—	$14,620,756
Class C	$13,047,147	$1,218,351
Class I	$4,244,019	$2,368,027
Class Y	$38,183,032	$—
Class Z	$164,079,992	$24,961,679
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	4,369,026	6,167,864
Class B	—	841,350
Class C	1,786,532	76,654
Class I	297,154	112,747
Class Y	2,565,633	—
Class Z	10,677,913	1,150,435
NET ASSET VALUE PER SHARE:
Class A	$13.81	$20.92
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$14.58	$22.08
Class B	$—	$17.38
Class C	$7.30	$15.89
Class I	$14.28	$21.00
Class Y	$14.88	$—
Class Z	$15.37	$21.70

(i)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$228,864,832, amounted to $52,365,377, which consisted of aggregate gross unrealized appreciation of $77,230,498, and aggregate gross unrealized depreciation of $24,865,121.

(j)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$132,558,333, amounted to $39,235,360, which consisted of aggregate gross unrealized appreciation of $45,837,004, and aggregate gross unrealized depreciation of $6,601,644.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger International Small Cap Fund	Alger Health Sciences Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$4,091,379	$60,887,319
Foreign cash †	584	—
Receivable for shares of beneficial interest sold	—	1,879
Dividends and interest receivable	14,304	93,187
Receivable from Investment Manager	10,696	1,229
Prepaid expenses	7,476	173
Total Assets	4,124,439	60,983,787
LIABILITIES:
Payable for shares of beneficial interest redeemed	—	23,339
Accrued investment advisory fees	2,361	27,580
Accrued distribution fees — Note 3	73	10,372
Accrued shareholder administrative fees	34	743
Accrued administrative fees	87	1,379
Accrued professional fees	27,032	42,303
Accrued transfer agent fees	187	15,592
Accrued fund accounting fees	8,533	10,123
Accrued printing fees	40,840	13,450
Accrued custodian fees	3,375	2,529
Accrued trustee fees	103	401
Accrued other expenses	200	454
Total Liabilities	82,825	148,265
NET ASSETS	$4,041,614	$60,835,522
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	3,724,983	80,548,317
Distributable earnings (Distributions in excess of earnings)	316,631	(19,712,795)
NET ASSETS	$4,041,614	$60,835,522
* Identified cost on unaffiliated securities	$3,665,498 (k)	$58,048,913 (l)
† Cost of foreign cash	$580	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger International Small Cap Fund	Alger Health Sciences Fund
NET ASSETS BY CLASS:
Class A	$397,663	$43,333,926
Class C	$—	$1,718,518
Class Z	$3,643,951	$15,783,078
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	37,335	1,911,722
Class C	—	124,120
Class Z	341,217	673,996
NET ASSET VALUE PER SHARE:
Class A	$10.65	$22.67
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$11.24	$23.93
Class C	$—	$13.85
Class Z	$10.68	$23.42

(k)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$3,665,498, amounted to $425,881, which consisted of aggregate gross unrealized appreciation of $582,092, and aggregate gross unrealized depreciation of $156,211.

(l)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$58,452,430, amounted to $2,434,889, which consisted of aggregate gross unrealized appreciation of $9,913,186, and aggregate gross unrealized depreciation of $7,478,297.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$22,782,951
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	373,452
Receivable for investment securities sold	210,832
Receivable for shares of beneficial interest sold	64,534
Dividends and interest receivable	1,095
Receivable from Investment Manager	15,440
Prepaid expenses	13,094
Total Assets	23,461,398
LIABILITIES:
Payable for investment securities purchased	449,525
Payable for shares of beneficial interest redeemed	55,952
Bank overdraft	48,225
Accrued investment advisory fees	7,883
Accrued distribution fees — Note 3	3,280
Accrued shareholder administrative fees	246
Accrued administrative fees	482
Accrued professional fees	25,395
Accrued transfer agent fees	406
Accrued fund accounting fees	8,305
Accrued printing fees	1,013
Accrued custodian fees	4,032
Accrued trustee fees	102
Accrued other expenses	2,192
Total Liabilities	607,038
NET ASSETS	$22,854,360
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	17,974,725
Distributable earnings	4,879,635
NET ASSETS	$22,854,360
* Identified cost on unaffiliated securities	$17,219,074 (m)
** Identified cost on affiliated securities	$378,496 (m)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund
NET ASSETS BY CLASS:
Class A	$13,638,831
Class C	$705,767
Class I	$676,882
Class Y	$254,027
Class Z	$7,578,853
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	724,703
Class C	38,131
Class I	36,017
Class Y	13,432
Class Z	400,315
NET ASSET VALUE PER SHARE:
Class A	$18.82
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$19.86
Class C	$18.51
Class I	$18.79
Class Y	$18.91
Class Z	$18.93

(m)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$18,061,839, amounted to $5,094,564, which consisted of aggregate gross unrealized appreciation of $5,960,400, and aggregate gross unrealized depreciation of $865,836.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$3,158,838	$9,385
Interest	79,221	2,217
Total Income	3,238,059	11,602
EXPENSES:
Investment advisory fees — Note 3	9,697,818	16,907
Distribution fees — Note 3
Class A	1,458,909	232
Class C	302,450	862
Class I	—	217
Shareholder administrative fees — Note 3	164,682	388
Administration fees — Note 3	343,156	1,033
Transfer agent fees — Note 3	443,091	579
Interest expense — Note 3	426,281	489
Professional fees	158,229	15,560
Fund accounting fees — Note 3	149,721	12,244
Registration fees	88,539	35,025
Printing fees	72,584	1,417
Trustee fees — Note 3	71,706	211
Custodian fees	30,274	1,870
Other expenses	145,316	4,423
Total Expenses	13,552,756	91,457
Less, expense reimbursements/waivers — Note 3	(329,422)	(68,997)
Net Expenses	13,223,334	22,460
NET INVESTMENT (LOSS)	(9,985,275)	(10,858)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	152,139,126	223,546
Net realized gain on in-kind transactions	42,326,556	—
Net realized gain on foreign currency transactions	6,398	—
Net realized gain on investments and foreign currency	194,472,080	223,546
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(193,960,331)	$(30,102)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,285,357	(1,977)
Net change in unrealized appreciation on foreign currency	2,425	—
Net change in unrealized (depreciation) on investments and foreign currency	(192,672,549)	(32,079)
Net realized and unrealized gain on investments and foreign currency	1,799,531	191,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,185,744)	$180,609
* Foreign withholding taxes	$133,563	$483
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$5,947,337	$46,061
Interest	495,363	2,962
Total Income	6,442,700	49,023
EXPENSES:
Investment advisory fees — Note 3	2,015,316	96,019
Distribution fees — Note 3
Class A	282,839	—
Class C	167,623	—
Shareholder administrative fees — Note 3	48,750	2,134
Administration fees — Note 3	110,842	5,868
Transfer agent fees — Note 3	97,264	1,976
Interest expense — Note 3	230	5,292
Professional fees	61,891	19,227
Fund accounting fees — Note 3	54,076	12,101
Registration fees	45,204	12,260
Printing fees	36,748	938
Trustee fees — Note 3	21,833	1,308
Custodian fees	7,346	2,476
Other expenses	35,485	10,574
Total Expenses	2,985,447	170,173
Less, expense reimbursements/waivers — Note 3	—	(40,951)
Net Expenses	2,985,447	129,222
NET INVESTMENT INCOME (LOSS)	3,457,253	(80,199)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	3,869,025	2,593,074
Net realized gain on in-kind transactions	13,743,668	1,481,636
Net realized gain on foreign currency transactions	847	—
Net realized gain on investments and foreign currency	17,613,540	4,074,710
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$58,223,015	$(3,456,580)
Net change in unrealized (depreciation) on affiliated investments	—	(5,239)
Net change in unrealized appreciation (depreciation) on foreign currency	(83)	5
Net change in unrealized appreciation (depreciation) on investments and foreign currency	58,222,932	(3,461,814)
Net realized and unrealized gain on investments and foreign currency	75,836,472	612,896
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,293,725	$532,697
* Foreign withholding taxes	$104,327	$1,991
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$106,334	$62,453
Interest	218,766	87,141
Total Income	325,100	149,594
EXPENSES:
Investment advisory fees — Note 3	1,027,998	1,041,763
Distribution fees — Note 3
Class A	12,811	225,443
Class B	—	64,880
Class C	21,612	16,283
Class I	8,706	—
Shareholder administrative fees — Note 3	16,075	20,096
Administration fees — Note 3	42,903	37,695
Transfer agent fees — Note 3	22,108	55,560
Interest expense — Note 3	1,378	216
Professional fees	33,659	39,296
Fund accounting fees — Note 3	28,520	27,226
Registration fees	38,468	33,823
Printing fees	22,519	18,498
Trustee fees — Note 3	8,632	7,994
Custodian fees	5,225	6,432
Other expenses	8,703	8,693
Total Expenses	1,299,317	1,603,898
Less, expense reimbursements/waivers — Note 3	(1,517)	(34,495)
Net Expenses	1,297,800	1,569,403
NET INVESTMENT (LOSS)	(972,700)	(1,419,809)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,686,032	10,416,445
Net realized gain on foreign currency transactions	10,814	1,012
Net realized gain on investments and foreign currency	2,696,846	10,417,457
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(14,747,618)	$(18,709,135)
Net change in unrealized appreciation on affiliated investments	—	953,162
Net change in unrealized appreciation on foreign currency	—	47
Net change in unrealized (depreciation) on investments and foreign currency	(14,747,618)	(17,755,926)
Net realized and unrealized (loss) on investments and foreign currency	(12,050,772)	(7,338,469)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,023,472)	$(8,758,278)
* Foreign withholding taxes	$352	$9,085
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$125,905	$192,398
Interest	31,444	177,414
Total Income	157,349	369,812
EXPENSES:
Investment advisory fees — Note 3	764,486	3,128,865
Distribution fees — Note 3
Class A	141,633	147,711
Class B	8,463	—
Class C	58,549	168,235
Class I	—	27,947
Shareholder administrative fees — Note 3	13,556	46,653
Administration fees — Note 3	25,955	114,725
Transfer agent fees — Note 3	52,974	174,187
Interest expense — Note 3	234	3,295
Professional fees	36,085	80,721
Fund accounting fees — Note 3	23,182	65,588
Registration fees	32,002	74,934
Printing fees	26,270	107,877
Trustee fees — Note 3	5,635	25,482
Custodian fees	3,936	34,292
Other expenses	8,623	16,805
Total Expenses	1,201,583	4,217,317
Less, expense reimbursements/waivers — Note 3	(12,199)	(5,097)
Net Expenses	1,189,384	4,212,220
NET INVESTMENT (LOSS)	(1,032,035)	(3,842,408)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	8,616,025	43,078,676
Net realized (loss) on foreign currency transactions	(4,433)	—
Net realized gain on investments and foreign currency	8,611,592	43,078,676
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(4,986,256)	$(64,381,348)
Net change in unrealized appreciation on affiliated investments	1,320,453	—
Net change in unrealized (depreciation) on investments and foreign currency	(3,665,803)	(64,381,348)
Net realized and unrealized gain (loss) investments and foreign currency	4,945,789	(21,302,672)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,913,754	$(25,145,080)
* Foreign withholding taxes	$—	$—
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$373,590	$1,727,776
Interest	115,952	52,771
Total Income	489,542	1,780,547
EXPENSES:
Investment advisory fees — Note 3	1,214,002	595,423
Distribution fees — Note 3
Class A	80,640	155,464
Class B	—	72,117
Class C	74,888	6,704
Class I	6,039	2,581
Shareholder administrative fees — Note 3	17,571	12,941
Administration fees — Note 3	41,216	23,062
Transfer agent fees — Note 3	67,477	41,855
Interest expense — Note 3	49	176
Professional fees	47,132	34,591
Fund accounting fees — Note 3	31,849	26,900
Registration fees	45,180	33,015
Printing fees	35,721	15,569
Trustee fees — Note 3	9,908	4,913
Custodian fees	7,853	11,400
Other expenses	8,316	13,176
Total Expenses	1,687,841	1,049,887
Less, expense reimbursements/waivers — Note 3	(17,829)	(56,400)
Net Expenses	1,670,012	993,487
NET INVESTMENT INCOME (LOSS)	(1,180,470)	787,060
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	27,623,068	3,814,428
Net realized (loss) on foreign currency transactions	—	(2,114)
Net realized gain on investments and foreign currency	27,623,068	3,812,314
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(21,321,916)	$(460,512)(a)
Net change in unrealized appreciation on foreign currency	—	10,470
Net change in unrealized (depreciation) on investments and foreign currency	(21,321,916)	(450,042)
Net realized and unrealized gain on investments and foreign currency	6,301,152	3,362,272
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,120,682	$4,149,332
* Foreign withholding taxes	$9,396	$125,397

(a)	Includes net change in unrealized appreciation of net foreign capital gains taxes of $46,218.
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger International Small Cap Fund	Alger Health Sciences Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$25,538	$144,162
Interest	3,174	18,772
Total Income	28,712	162,934
EXPENSES:
Investment advisory fees — Note 3	12,552	175,229
Distribution fees — Note 3
Class A	430	55,903
Class C	—	10,209
Shareholder administrative fees — Note 3	178	4,706
Administration fees — Note 3	460	8,762
Transfer agent fees — Note 3	280	23,826
Interest expense — Note 3	9	278
Professional fees	17,172	26,755
Fund accounting fees — Note 3	5,335	15,414
Registration fees	10	21,499
Printing fees	25,130	9,266
Trustee fees — Note 3	174	1,878
Custodian fees	1,211	5,353
Other expenses	5,751	4,541
Total Expenses	68,692	363,619
Less, expense reimbursements/waivers — Note 3	(53,856)	(8,504)
Net Expenses	14,836	355,115
NET INVESTMENT INCOME (LOSS)	13,876	(192,181)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(79,502)	7,774,498
Net realized (loss) on foreign currency transactions	(1,133)	(1,750)
Net realized gain (loss) on investments and foreign currency	(80,635)	7,772,748
Net change in unrealized appreciation (depreciation) on unaffiliated investments	411,534	(2,974,527)
Net change in unrealized appreciation on foreign currency	222	1,349
Net change in unrealized appreciation (depreciation) on investments and foreign currency	411,756	(2,973,178)
Net realized and unrealized gain on investments and foreign currency	331,121	4,799,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$344,997	$4,607,389
* Foreign withholding taxes	$3,990	$1,778
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$24,901
Interest	5,564
Total Income	30,465
EXPENSES:
Investment advisory fees — Note 3	43,776
Distribution fees — Note 3
Class A	13,751
Class C	3,404
Class I	1,177
Shareholder administrative fees — Note 3	1,352
Administration fees — Note 3	2,675
Transfer agent fees — Note 3	3,742
Interest expense — Note 3	1,516
Professional fees	15,713
Fund accounting fees — Note 3	12,792
Registration fees	36,399
Printing fees	1,729
Trustee fees — Note 3	578
Custodian fees	8,546
Other expenses	7,389
Total Expenses	154,539
Less, expense reimbursements/waivers — Note 3	(80,003)
Net Expenses	74,536
NET INVESTMENT (LOSS)	(44,071)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(300,162)
Net realized gain on in-kind transactions	129,679
Net realized (loss) on foreign currency transactions	(329)
Net realized (loss) on investments and foreign currency	(170,812)
Net change in unrealized appreciation on unaffiliated investments	1,363,326
Net change in unrealized (depreciation) on affiliated investments	(5,044)
Net change in unrealized appreciation on investments and foreign currency	1,358,282
Net realized and unrealized gain on investments and foreign currency	1,187,470
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,143,399
* Foreign withholding taxes	$1,147
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(9,985,275)	$(17,752,828)
Net realized gain on investments and foreign currency	194,472,080	301,587,846
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(192,672,549)	629,176,603
Net increase (decrease) in net assets resulting from operations	(8,185,744)	913,011,621
Dividends and distributions to shareholders:
Class A	(108,909,858)	(121,556,811)
Class C	(11,631,499)	(13,091,369)
Class Z	(105,241,856)	(102,763,355)
Total dividends and distributions to shareholders	(225,783,213)	(237,411,535)
Increase (decrease) from shares of beneficial interest transactions:
Class A	57,816,403	(19,349,747)
Class C	5,687,800	(3,761,273)
Class Z	142,874,065	119,734,009
Net increase from shares of beneficial interest transactions — Note 8	206,378,268	96,622,989
Total increase (decrease)	(27,590,689)	772,223,075
Net Assets:
Beginning of period	2,701,045,315	1,928,822,240
END OF PERIOD	$2,673,454,626	$2,701,045,315
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Concentrated Equity Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(10,858)	$(16,253)
Net realized gain on investments and foreign currency	223,546	589,398
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(32,079)	2,199,835
Net increase in net assets resulting from operations	180,609	2,772,980
Dividends and distributions to shareholders:
Class A	(16,022)	(455)
Class C	(16,348)	(455)
Class I	(14,947)	(455)
Class Y	(14,947)	(455)
Class Z	(590,170)	(17,398)
Total dividends and distributions to shareholders	(652,434)	(19,218)
Increase from shares of beneficial interest transactions:
Class A	22,270	10,357
Class C	3,593	15,053
Class I	45,391	—
Class Y	14,947	—
Class Z	1,243,731	170,924
Net increase from shares of beneficial interest transactions — Note 8	1,329,932	196,334
Total increase	858,107	2,950,096
Net Assets:
Beginning of period	7,953,775	5,003,679
END OF PERIOD	$8,811,882	$7,953,775
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment income	$3,457,253	$8,046,632
Net realized gain (loss) on investments and foreign currency	17,613,540	(4,428,668)
Net change in unrealized appreciation on investments and foreign currency	58,222,932	145,668,173
Net increase in net assets resulting from operations	79,293,725	149,286,137
Dividends and distributions to shareholders:
Class A	(1,093,144)	(2,081,293)
Class C	(52,998)	(110,117)
Class Z	(3,351,886)	(6,412,144)
Total dividends and distributions to shareholders	(4,498,028)	(8,603,554)
Increase (decrease) from shares of beneficial interest transactions:
Class A	2,327,994	2,110,026
Class C	(2,422,034)	(5,061,081)
Class Z	26,293,185	17,506,222
Net increase from shares of beneficial interest transactions — Note 8	26,199,145	14,555,167
Total increase	100,994,842	155,237,750
Net Assets:
Beginning of period	791,245,402	636,007,652
END OF PERIOD	$892,240,244	$791,245,402
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger 35 Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(80,199)	$(114,780)
Net realized gain on investments and foreign currency	4,074,710	9,034,240
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,461,814)	9,530,124
Net increase in net assets resulting from operations	532,697	18,449,584
Dividends and distributions to shareholders:
Class Z	(8,248,650)	(111,237)
Total dividends and distributions to shareholders	(8,248,650)	(111,237)
Increase (decrease) from shares of beneficial interest transactions:
Class Z	1,614,703	(201,489)
Net increase (decrease) from shares of beneficial interest transactions — Note 8	1,614,703	(201,489)
Total increase (decrease)	(6,101,250)	18,136,858
Net Assets:
Beginning of period	49,484,830	31,347,972
END OF PERIOD	$43,383,580	$49,484,830
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Focus Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(972,700)	$(1,762,211)
Net realized gain on investments and foreign currency	2,696,846	47,814,452
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(14,747,618)	24,857,603
Net increase (decrease) in net assets resulting from operations	(13,023,472)	70,909,844
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	529,976	2,939,467
Class C	586,162	80,671
Class I	62,040	(4,090,464)
Class Y	123,808	2,080,846
Class Z	6,766,738	(10,857,193)
Net increase (decrease) from shares of beneficial interest transactions — Note 8	8,068,724	(9,846,673)
Total increase (decrease)	(4,954,748)	61,063,171
Net Assets:
Beginning of period	322,661,515	261,598,344
END OF PERIOD	$317,706,767	$322,661,515
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(1,419,809)	$(2,224,182)
Net realized gain on investments and foreign currency	10,417,457	45,467,916
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(17,755,926)	15,964,271
Net increase (decrease) in net assets resulting from operations	(8,758,278)	59,208,005
Dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(5,744,851)	(13,219,797)
Class B	(653,295)	(930,781)
Class C	(90,917)	(1,052,893)
Class Z	5,430,454	3,015,074
Net decrease from shares of beneficial interest transactions — Note 8	(1,058,609)	(12,188,397)
Total increase (decrease)	(9,816,887)	47,019,608
Net Assets:
Beginning of period	288,672,229	241,652,621
END OF PERIOD	$278,855,342	$288,672,229
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Small Cap Growth Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(1,032,035)	$(2,192,688)
Net realized gain on investments and foreign currency	8,611,592	7,006,989
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,665,803)	16,028,156
Net increase in net assets resulting from operations	3,913,754	20,842,457
Dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(5,406,910)	(14,485,666)
Class B	(132,450)	(235,141)
Class C	(709,556)	(3,640,514)
Class Y	(35,449)	(134,794)
Class Z	(9,948,723)	(43,797,076)
Net decrease from shares of beneficial interest transactions — Note 8	(16,233,088)	(62,293,191)
Total decrease	(12,319,334)	(41,450,734)
Net Assets:
Beginning of period	202,992,944	244,443,678
END OF PERIOD	$190,673,610	$202,992,944
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Small Cap Focus Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(3,842,408)	$(8,333,317)
Net realized gain on investments and foreign currency	43,078,676	118,019,433
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(64,381,348)	42,928,404
Net increase (decrease) in net assets resulting from operations	(25,145,080)	152,614,520
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(4,827,288)	(22,942,282)
Class C	(7,768,897)	(19,938,941)
Class I	(1,823,594)	(21,602,141)
Class Y	(5,390,370)	(50,581,039)
Class Z	(89,757,981)	(328,348,081)
Net decrease from shares of beneficial interest transactions — Note 8	(109,568,130)	(443,412,484)
Total decrease	(134,713,210)	(290,797,964)
Net Assets:
Beginning of period	924,114,491	1,214,912,455
END OF PERIOD	$789,401,281	$924,114,491
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(1,180,470)	$(3,045,732)
Net realized gain on investments and foreign currency	27,623,068	37,645,996
Net change in unrealized (depreciation) on investments and foreign currency	(21,321,916)	(15,380,861)
Net increase in net assets resulting from operations	5,120,682	19,219,403
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(9,262,841)	(20,732,863)
Class C	(4,856,159)	(7,943,368)
Class I	(4,560,343)	(2,726,322)
Class Y	1,402,672	(19,522,302)
Class Z	(37,553,548)	(115,748,619)
Net decrease from shares of beneficial interest transactions — Note 8	(54,830,219)	(166,673,474)
Total decrease	(49,709,537)	(147,454,071)
Net Assets:
Beginning of period	329,588,859	477,042,930
END OF PERIOD	$279,879,322	$329,588,859
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger International Opportunities Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment income	$787,060	$413,886
Net realized gain on investments and foreign currency	3,812,314	16,439,254
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(450,042)	10,574,446
Net increase in net assets resulting from operations	4,149,332	27,427,586
Dividends and distributions to shareholders:
Class A	(12,693,619)	(5,634,018)
Class B	(1,770,762)	(816,597)
Class C	(165,777)	(54,580)
Class I	(189,006)	(68,617)
Class Z	(2,749,925)	(866,706)
Total dividends and distributions to shareholders	(17,569,089)	(7,440,518)
Increase (decrease) from shares of beneficial interest transactions:
Class A	10,417,571	(2,180,148)
Class B	527,678	(771,976)
Class C	15,717	332,182
Class I	736,455	224,130
Class Z	(624,342)	4,738,210
Net increase from shares of beneficial interest transactions — Note 8	11,073,079	2,342,398
Total increase (decrease)	(2,346,678)	22,329,466
Net Assets:
Beginning of period	174,538,972	152,209,506
END OF PERIOD	$172,192,294	$174,538,972
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger International Small Cap Fund
	For the Six Months Ended April 30, 2026	From June 30, 2025 (commencement of operations) to October 31, 2025
Net investment income	$13,876	$414
Net realized (loss) on investments and foreign currency	(80,635)	(45,615)
Net change in unrealized appreciation on investments and foreign currency	411,756	14,259
Net increase (decrease) in net assets resulting from operations	344,997	(30,942)
Dividends and distributions to shareholders:
Class A	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase from shares of beneficial interest transactions:
Class A	69,110	304,000
Class Z	1,454,449	1,900,000
Net increase from shares of beneficial interest transactions — Note 8	1,523,559	2,204,000
Total increase	1,868,556	2,173,058
Net Assets:
Beginning of period	2,173,058	—
END OF PERIOD	$4,041,614	$2,173,058
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Health Sciences Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(192,181)	$(131,350)
Net realized gain (loss) on investments and foreign currency	7,772,748	(1,554,894)
Net change in unrealized (depreciation) on investments and foreign currency	(2,973,178)	(2,488,786)
Net increase (decrease) in net assets resulting from operations	4,607,389	(4,175,030)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(3,872,594)	(14,688,652)
Class C	(644,801)	(1,253,597)
Class Z	(3,263,224)	(13,610,375)
Net decrease from shares of beneficial interest transactions — Note 8	(7,780,619)	(29,552,624)
Total decrease	(3,173,230)	(33,727,654)
Net Assets:
Beginning of period	64,008,752	97,736,406
END OF PERIOD	$60,835,522	$64,008,752
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger AI Enablers & Adopters Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(44,071)	$(33,615)
Net realized gain (loss) on investments and foreign currency	(170,812)	1,018,438
Net change in unrealized appreciation on investments and foreign currency	1,358,282	3,583,752
Net increase in net assets resulting from operations	1,143,399	4,568,575
Dividends and distributions to shareholders:
Class A	(635,906)	(6,324)
Class C	(39,180)	(2,913)
Class I	(69,389)	(3,025)
Class Y	(11,127)	(2,892)
Class Z	(398,912)	(93,571)
Total dividends and distributions to shareholders	(1,154,514)	(108,725)
Increase (decrease) from shares of beneficial interest transactions:
Class A	3,205,112	8,862,799
Class C	(273,687)	615,713
Class I	(367,419)	653,122
Class Y	63,112	(16,162)
Class Z	673,087	558,049
Net increase from shares of beneficial interest transactions — Note 8	3,300,205	10,673,521
Total increase	3,289,090	15,133,371
Net Assets:
Beginning of period	19,565,270	4,431,899
END OF PERIOD	$22,854,360	$19,565,270
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$45.82	$34.30	$23.29	$20.77	$39.48	$33.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.19)	(0.36)	(0.20)	(0.14)	(0.13)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.25)	16.23	13.03	3.50	(11.17)	11.11
Total from investment operations	(0.44)	15.87	12.83	3.36	(11.30)	10.87
Distributions from net realized gains	(3.92)	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$41.46	$45.82	$34.30	$23.29	$20.77	$39.48
Total return(c)	(0.30) %	50.36%	58.06%	16.95%	(34.88) %	35.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,229,152	$1,287,543	$983,691	$737,324	$774,249	$1,523,572
Ratio of net expenses to average net assets	1.23%	1.28%	1.26%	1.28%	1.20%	1.15%
Ratio of net investment loss to average net assets	(0.97) %	(0.98) %	(0.68) %	(0.64) %	(0.49) %	(0.67) %
Portfolio turnover rate	33.20%(d)	75.90%(d)	60.48%	85.55%	108.26%	78.77%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.57	$18.94	$13.66	$12.63	$27.13	$24.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.32)	(0.22)	(0.18)	(0.20)	(0.35)
Net realized and unrealized gain (loss) on investments	(0.28)	8.30	7.32	2.05	(6.89)	7.84
Total from investment operations	(0.44)	7.98	7.10	1.87	(7.09)	7.49
Distributions from net realized gains	(3.92)	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$18.21	$22.57	$18.94	$13.66	$12.63	$27.13
Total return(c)	(0.72) %	49.41%	56.92%	16.03%	(35.36) %	34.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$61,198	$68,133	$60,522	$67,776	$91,815	$211,972
Ratio of net expenses to average net assets	1.99%	2.05%	1.97%	2.05%	1.95%	1.90%
Ratio of net investment loss to average net assets	(1.73) %	(1.74) %	(1.38) %	(1.40) %	(1.24) %	(1.42) %
Portfolio turnover rate	33.20%(d)	75.90%(d)	60.48%	85.55%	108.26%	78.77%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$50.36	$37.18	$25.02	$22.16	$41.50	$35.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.24)	(0.09)	(0.05)	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.24)	17.77	14.07	3.75	(11.89)	11.63
Total from investment operations	(0.37)	17.53	13.98	3.70	(11.93)	11.50
Distributions from net realized gains	(3.92)	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$46.07	$50.36	$37.18	$25.02	$22.16	$41.50
Total return(c)	(0.13) %	50.97%	58.67%	17.44%	(34.67) %	35.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,383,105	$1,345,369	$884,609	$778,215	$949,473	$1,687,179
Ratio of gross expenses to average net assets	0.91%	0.97%	0.95%	0.93%	0.86%	0.83%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.06) %	(0.07) %	(0.07) %	(0.01) %	—
Ratio of net expenses to average net assets	0.86%	0.91%	0.88%	0.86%	0.85%	0.83%
Ratio of net investment loss to average net assets	(0.60) %	(0.61) %	(0.29) %	(0.21) %	(0.14) %	(0.34) %
Portfolio turnover rate	33.20%(d)	75.90%(d)	60.48%	85.55%	108.26%	78.77%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$18.17	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.07)	(0.02)
Net realized and unrealized gain on investments	0.05	6.46	1.85
Total from investment operations	0.01	6.39	1.83
Distributions from net realized gains	(1.49)	(0.05)	—
Net asset value, end of period	$16.69	$18.17	$11.83
Total return(c)	0.79%	54.20%	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$203	$195	$118
Ratio of gross expenses to average net assets	2.79%	2.83%	6.91%
Ratio of expense reimbursements to average net assets	(1.98) %	(2.02) %	(6.00) %
Ratio of net expenses to average net assets	0.81%	0.81%	0.91%
Ratio of net investment loss to average net assets	(0.50) %	(0.49) %	(0.40) %
Portfolio turnover rate	29.34%	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$17.95	$11.78	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.17)	(0.07)
Net realized and unrealized gain on investments	0.05	6.39	1.85
Total from investment operations	(0.05)	6.22	1.78
Distributions from net realized gains	(1.49)	(0.05)	—
Net asset value, end of period	$16.41	$17.95	$11.78
Total return(c)	0.50%	52.99%	17.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$182	$195	$118
Ratio of gross expenses to average net assets	3.53%	3.58%	7.66%
Ratio of expense reimbursements to average net assets	(1.97) %	(2.02) %	(6.00) %
Ratio of net expenses to average net assets	1.56%	1.56%	1.66%
Ratio of net investment loss to average net assets	(1.25) %	(1.23) %	(1.14) %
Portfolio turnover rate	29.34%	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$18.17	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.07)	(0.02)
Net realized and unrealized gain on investments	0.05	6.46	1.85
Total from investment operations	0.01	6.39	1.83
Distributions from net realized gains	(1.49)	(0.05)	—
Net asset value, end of period	$16.69	$18.17	$11.83
Total return(c)	0.79%	54.20%	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$216	$182	$118
Ratio of gross expenses to average net assets	2.79%	2.83%	6.92%
Ratio of expense reimbursements to average net assets	(1.98) %	(2.02) %	(6.01) %
Ratio of net expenses to average net assets	0.81%	0.81%	0.91%
Ratio of net investment loss to average net assets	(0.51) %	(0.48) %	(0.39) %
Portfolio turnover rate	29.34%	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$18.24	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain on investments	0.05	6.47	1.86
Total from investment operations	0.03	6.44	1.85
Distributions from net realized gains	(1.49)	(0.05)	—
Net asset value, end of period	$16.78	$18.24	$11.85
Total return(c)	0.96%	54.53%	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$184	$182	$118
Ratio of gross expenses to average net assets	2.50%	2.59%	6.65%
Ratio of expense reimbursements to average net assets	(1.94) %	(2.03) %	(5.98) %
Ratio of net expenses to average net assets	0.56%	0.56%	0.67%
Ratio of net investment loss to average net assets	(0.24) %	(0.23) %	(0.15) %
Portfolio turnover rate	29.34%	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$18.24	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.03)	— (c)
Net realized and unrealized gain on investments	0.05	6.47	1.85
Total from investment operations	0.03	6.44	1.85
Distributions from net realized gains	(1.49)	(0.05)	—
Net asset value, end of period	$16.78	$18.24	$11.85
Total return(d)	0.96%	54.53%	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,026	$7,200	$4,531
Ratio of gross expenses to average net assets	2.39%	2.57%	6.54%
Ratio of expense reimbursements to average net assets	(1.83) %	(2.01) %	(5.99) %
Ratio of net expenses to average net assets	0.56%	0.56%	0.55%
Ratio of net investment loss to average net assets	(0.25) %	(0.23) %	(0.06) %
Portfolio turnover rate	29.34%	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$91.67	$75.50	$57.50	$52.35	$61.76	$43.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.79	0.91	0.85	0.71	0.63
Net realized and unrealized gain (loss) on investments	8.64	16.23	17.89	5.09	(7.49)	18.47
Total from investment operations	8.96	17.02	18.80	5.94	(6.78)	19.10
Dividends from net investment income	(0.45)	(0.85)	(0.80)	(0.79)	(0.56)	(0.55)
Distributions from net realized gains	—	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$100.18	$91.67	$75.50	$57.50	$52.35	$61.76
Total return(c)	9.83%	22.73%	32.85%	11.39%	(11.53) %	44.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$246,233	$223,141	$181,762	$128,090	$108,039	$106,439
Ratio of net expenses to average net assets	0.92%	0.93%	0.95%	0.96%	0.97%	0.98%
Ratio of net investment income to average net assets	0.69%	0.98%	1.31%	1.51%	1.24%	1.15%
Portfolio turnover rate	1.80%(d)	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$90.03	$74.15	$56.51	$51.46	$60.77	$43.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.19	0.38	0.43	0.28	0.21
Net realized and unrealized gain (loss) on investments	8.49	15.95	17.57	5.00	(7.38)	18.18
Total from investment operations	8.46	16.14	17.95	5.43	(7.10)	18.39
Dividends from net investment income	(0.14)	(0.26)	(0.31)	(0.38)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$98.35	$90.03	$74.15	$56.51	$51.46	$60.77
Total return(c)	9.41%	21.82%	31.84%	10.56%	(12.18) %	43.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$35,181	$34,595	$33,206	$24,149	$21,111	$18,194
Ratio of net expenses to average net assets	1.67%	1.68%	1.70%	1.71%	1.73%	1.73%
Ratio of net investment income (loss) to average net assets	(0.06) %	0.24%	0.56%	0.77%	0.49%	0.40%
Portfolio turnover rate	1.80%(d)	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$91.82	$75.63	$57.58	$52.42	$61.84	$43.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.46	1.04	1.12	1.03	0.90	0.80
Net realized and unrealized gain (loss) on investments	8.65	16.26	17.92	5.10	(7.51)	18.49
Total from investment operations	9.11	17.30	19.04	6.13	(6.61)	19.29
Dividends from net investment income	(0.57)	(1.11)	(0.99)	(0.97)	(0.74)	(0.72)
Distributions from net realized gains	—	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$100.36	$91.82	$75.63	$57.58	$52.42	$61.84
Total return(c)	10.00%	23.12%	33.26%	11.75%	(11.25) %	44.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$610,826	$533,510	$421,040	$168,445	$115,251	$38,021
Ratio of gross expenses to average net assets	0.61%	0.62%	0.64%	0.65%	0.65%	0.66%
Ratio of expense reimbursements to average net assets	—	—	—	—	—	— (d)
Ratio of net expenses to average net assets	0.61%	0.62%	0.64%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets	0.98%	1.29%	1.59%	1.82%	1.62%	1.45%
Portfolio turnover rate	1.80%(e)	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Amount was less than 0.005%.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021(b)
Net asset value, beginning of period	$24.70	$15.56	$9.68	$9.55	$21.33	$17.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.04)	(0.06)	(0.02)	(0.01)	— (d)	(0.01)
Net realized and unrealized gain (loss) on investments	0.16	9.26	5.90	0.14	(6.68)	6.95
Total from investment operations	0.12	9.20	5.88	0.13	(6.68)	6.94
Dividends from net investment income	—	(0.06)	—	— (d)	—	— (e)
Distributions from net realized gains	(4.14)	—	—	—	(5.10)	(3.02)
Net asset value, end of period	$20.68	$24.70	$15.56	$9.68	$9.55	$21.33
Total return(f)	2.33%	59.22%	60.74%	1.38%	(39.09) %	44.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$43,384	$49,485	$31,348	$25,640	$25,976	$44,159
Ratio of gross expenses to average net assets	0.79%	0.74%	0.89%	0.97%	0.94%	0.92%
Ratio of expense reimbursements to average net assets	(0.19) %	(0.18) %	(0.33) %	(0.40) %	(0.39) %	(0.52) %
Ratio of net expenses to average net assets	0.60%	0.56%	0.56%	0.57%	0.55%	0.40%
Ratio of net investment income (loss) to average net assets	(0.38) %	(0.30) %	(0.18) %	(0.12) %	0.01%	(0.07) %
Portfolio turnover rate	99.45%(g)	189.43%(g)	254.89%	412.77%	202.40%	136.61%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class P Shares were reclassified as Class Z Shares on May 7, 2021 and after the close of business on October 29, 2021, Class P-2 Shares were converted to Class Z Shares.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Amount was less than $0.005 per share.
(e)	Amount was more than $(0.001) per share.
(f)	Does not reflect the effect of sales charges, if applicable.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$21.23	$16.29	$11.33	$12.14	$23.43	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.17)	(0.10)	(0.10)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.72)	5.11	5.06	(0.71)	(9.14)	2.80
Total from investment operations	(0.81)	4.94	4.96	(0.81)	(9.23)	2.76
Distributions from net realized gains	—	—	—	—	(2.06)	—
Net asset value, end of period	$20.42	$21.23	$16.29	$11.33	$12.14	$23.43
Total return(c)	(3.77) %	30.26%	43.78%	(6.67) %	(42.27) %	13.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,545	$10,420	$5,972	$3,307	$5,083	$1,669
Ratio of net expenses to average net assets	1.11%	1.15%	1.19%	1.14%	1.05%	0.96%
Ratio of net investment loss to average net assets	(0.90) %	(0.91) %	(0.69) %	(0.80) %	(0.66) %	(0.72) %
Portfolio turnover rate	96.30%	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$20.52	$15.87	$11.13	$12.01	$23.38	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.30)	(0.21)	(0.19)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.69)	4.95	4.95	(0.69)	(9.10)	2.80
Total from investment operations	(0.85)	4.65	4.74	(0.88)	(9.31)	2.71
Distributions from net realized gains	—	—	—	—	(2.06)	—
Net asset value, end of period	$19.67	$20.52	$15.87	$11.13	$12.01	$23.38
Total return(c)	(4.14) %	29.30%	42.59%	(7.33) %	(42.78) %	13.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,550	$4,126	$3,139	$2,070	$2,433	$2,317
Ratio of gross expenses to average net assets	1.88%	1.92%	1.97%	1.96%	1.85%	1.76%
Ratio of expense reimbursements to average net assets	—	—	—	(0.02) %	—	—
Ratio of net expenses to average net assets	1.88%	1.92%	1.97%	1.94%	1.85%	1.76%
Ratio of net investment loss to average net assets	(1.67) %	(1.69) %	(1.47) %	(1.60) %	(1.46) %	(1.50) %
Portfolio turnover rate	96.30%	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.26	$16.31	$11.34	$12.14	$23.43	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.16)	(0.09)	(0.08)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.72)	5.11	5.06	(0.72)	(9.13)	8.76
Total from investment operations	(0.81)	4.95	4.97	(0.80)	(9.23)	8.59
Distributions from net realized gains	—	—	—	—	(2.06)	(0.26)
Net asset value, end of period	$20.45	$21.26	$16.31	$11.34	$12.14	$23.43
Total return(c)	(3.76) %	30.29%	43.83%	(6.59) %	(42.28) %	57.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,080	$7,309	$8,915	$11,512	$62,499	$145,539
Ratio of net expenses to average net assets	1.14%	1.15%	1.11%	1.12%	1.01%	0.95%
Ratio of net investment loss to average net assets	(0.93) %	(0.90) %	(0.62) %	(0.67) %	(0.63) %	(0.85) %
Portfolio turnover rate	96.30%	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 2/26/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$21.72	$16.59	$11.49	$12.26	$23.56	$20.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.10)	(0.06)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.73)	5.23	5.16	(0.73)	(9.18)	2.99
Total from investment operations	(0.78)	5.13	5.10	(0.77)	(9.24)	2.91
Distributions from net realized gains	—	—	—	—	(2.06)	—
Net asset value, end of period	$20.94	$21.72	$16.59	$11.49	$12.26	$23.56
Total return(c)	(3.59) %	30.92%	44.39%	(6.28) %	(42.07) %	14.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,040	$4,083	$1,827	$189	$443	$137
Ratio of gross expenses to average net assets	0.80%	0.83%	0.87%	0.84%	0.74%	0.72%
Ratio of expense reimbursements to average net assets	(0.08) %	(0.09) %	(0.09) %	(0.12) %	(0.05) %	(0.02) %
Ratio of net expenses to average net assets	0.72%	0.74%	0.78%	0.72%	0.69%	0.70%
Ratio of net investment loss to average net assets	(0.52) %	(0.54) %	(0.37) %	(0.32) %	(0.44) %	(0.57) %
Portfolio turnover rate	96.30%	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.65	$16.56	$11.49	$12.26	$23.57	$15.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.11)	(0.05)	(0.06)	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.73)	5.20	5.12	(0.71)	(9.20)	8.80
Total from investment operations	(0.79)	5.09	5.07	(0.77)	(9.25)	8.68
Distributions from net realized gains	—	—	—	—	(2.06)	(0.26)
Net asset value, end of period	$20.86	$21.65	$16.56	$11.49	$12.26	$23.57
Total return(c)	(3.65) %	30.74%	44.13%	(6.28) %	(42.10) %	57.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$291,491	$296,724	$241,746	$217,843	$365,976	$795,479
Ratio of net expenses to average net assets	0.80%	0.82%	0.87%	0.83%	0.71%	0.68%
Ratio of net investment loss to average net assets	(0.59) %	(0.59) %	(0.36) %	(0.48) %	(0.33) %	(0.58) %
Portfolio turnover rate	96.30%	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.40	$14.68	$10.84	$10.82	$25.20	$19.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.10)	(0.15)	(0.08)	(0.08)	(0.09)	0.48
Net realized and unrealized gain (loss) on investments	(0.46)	3.87	3.92	0.10	(7.71)	7.58
Total from investment operations	(0.56)	3.72	3.84	0.02	(7.80)	8.06
Dividends from net investment income	—	—	—	—	(0.45)	—
Distributions from net realized gains	—	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$17.84	$18.40	$14.68	$10.84	$10.82	$25.20
Total return(c)	(3.04) %	25.34%	35.42%	0.18%	(39.13) %	44.05%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$180,101	$191,757	$165,133	$134,439	$146,648	$259,895
Ratio of net expenses to average net assets	1.21%	1.22%	1.27%	1.27%	1.24%	1.21%
Ratio of net investment income (loss) to average net assets	(1.10) %	(0.93) %	(0.57) %	(0.69) %	(0.68) %	2.15%
Portfolio turnover rate	43.28%	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class B
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$11.49	$9.18	$6.79	$6.78	$18.60	$14.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)	(0.11)	(0.06)	(0.05)	(0.06)	0.35
Net realized and unrealized gain (loss) on investments	(0.28)	2.42	2.45	0.06	(5.15)	5.70
Total from investment operations	(0.35)	2.31	2.39	0.01	(5.21)	6.05
Dividends from net investment income	—	—	—	—	(0.48)	—
Distributions from net realized gains	—	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$11.14	$11.49	$9.18	$6.79	$6.78	$18.60
Total return(c)	(3.05) %	25.16%	35.20%	0.15%	(39.16) %	44.24%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$12,915	$14,004	$12,040	$9,563	$10,404	$18,276
Ratio of gross expenses to average net assets	1.93%	1.94%	1.99%	1.98%	1.95%	1.93%
Ratio of expense reimbursements to average net assets	(0.53) %	(0.55) %	(0.61) %	(0.66) %	(0.67) %	(0.76) %
Ratio of net expenses to average net assets	1.40%	1.39%	1.38%	1.32%	1.28%	1.17%
Ratio of net investment income (loss) to average net assets	(1.28) %	(1.09) %	(0.68) %	(0.73) %	(0.71) %	2.08%
Portfolio turnover rate	43.28%	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$10.53	$8.46	$6.30	$6.34	$17.82	$14.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.10)	(0.16)	(0.10)	(0.10)	(0.12)	0.23
Net realized and unrealized gain (loss) on investments	(0.26)	2.23	2.26	0.06	(4.88)	5.48
Total from investment operations	(0.36)	2.07	2.16	(0.04)	(5.00)	5.71
Dividends from net investment income	—	—	—	—	(0.35)	—
Distributions from net realized gains	—	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$10.17	$10.53	$8.46	$6.30	$6.34	$17.82
Total return(c)	(3.42) %	24.47%	34.29%	(0.63) %	(39.60) %	42.91%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,199	$3,413	$3,703	$3,319	$4,562	$8,244
Ratio of net expenses to average net assets	2.03%	2.04%	2.01%	2.13%	2.05%	2.00%
Ratio of net investment income (loss) to average net assets	(1.91) %	(1.73) %	(1.31) %	(1.54) %	(1.49) %	1.41%
Portfolio turnover rate	43.28%	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.16	$15.23	$11.22	$11.16	$25.78	$19.63
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)	(0.11)	(0.04)	(0.05)	(0.05)	0.63
Net realized and unrealized gain (loss) on investments	(0.49)	4.04	4.05	0.11	(7.92)	7.67
Total from investment operations	(0.56)	3.93	4.01	0.06	(7.97)	8.30
Dividends from net investment income	—	—	—	—	(0.52)	—
Distributions from net realized gains	—	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$18.60	$19.16	$15.23	$11.22	$11.16	$25.78
Total return(c)	(2.92) %	25.81%	35.74%	0.54%	(38.95) %	44.55%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$82,640	$79,498	$60,776	$42,274	$30,488	$52,746
Ratio of net expenses to average net assets	0.91%	0.92%	0.98%	0.96%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets	(0.81) %	(0.64) %	(0.28) %	(0.41) %	(0.37) %	2.75%
Portfolio turnover rate	43.28%	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$11.43	$10.14	$7.90	$8.83	$16.21	$12.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.11)	(0.11)	(0.08)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	0.31	1.40	2.35	(0.85)	(5.93)	3.76
Total from investment operations	0.25	1.29	2.24	(0.93)	(6.04)	3.69
Dividends from net investment income	—	—	— (c)	—	—	—
Distributions from net realized gains	—	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$11.68	$11.43	$10.14	$7.90	$8.83	$16.21
Total return(d)	2.19%	12.72%	28.40%	(10.53) %	(39.87) %	29.27%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$115,846	$118,898	$120,113	$110,041	$142,244	$262,708
Ratio of net expenses to average net assets	1.32%	1.32%	1.34%	1.32%	1.29%	1.23%
Ratio of net investment loss to average net assets	(1.15) %	(1.12) %	(1.11) %	(0.93) %	(1.01) %	(0.46) %
Portfolio turnover rate	8.42%	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class B
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$7.71	$6.82	$5.31	$5.94	$11.41	$8.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.06)	(0.07)	(0.06)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.21	0.95	1.58	(0.57)	(4.05)	2.65
Total from investment operations	0.18	0.89	1.51	(0.63)	(4.13)	2.60
Distributions from net realized gains	—	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$7.89	$7.71	$6.82	$5.31	$5.94	$11.41
Total return(c)	2.34%	13.05%	28.44%	(10.61) %	(39.91) %	29.38%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,719	$1,813	$1,840	$2,212	$3,038	$5,821
Ratio of gross expenses to average net assets	2.05%	2.05%	2.04%	2.05%	2.00%	1.96%
Ratio of expense reimbursements to average net assets	(0.96) %	(0.98) %	(0.80) %	(0.64) %	(0.64) %	(0.74) %
Ratio of net expenses to average net assets	1.09%	1.07%	1.24%	1.41%	1.36%	1.22%
Ratio of net investment loss to average net assets	(0.93) %	(0.88) %	(1.01) %	(1.02) %	(1.09) %	(0.48) %
Portfolio turnover rate	8.42%	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$6.96	$6.22	$4.89	$5.51	$10.76	$8.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.12)	(0.11)	(0.09)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.20	0.86	1.44	(0.53)	(3.79)	2.52
Total from investment operations	0.13	0.74	1.33	(0.62)	(3.91)	2.39
Distributions from net realized gains	—	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$7.09	$6.96	$6.22	$4.89	$5.51	$10.76
Total return(c)	1.87%	11.90%	27.20%	(11.25) %	(40.32) %	28.41%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,713	$12,210	$14,614	$14,851	$21,105	$39,148
Ratio of net expenses to average net assets	2.12%	2.12%	2.13%	2.12%	2.09%	2.00%
Ratio of net investment loss to average net assets	(1.96) %	(1.92) %	(1.90) %	(1.72) %	(1.81) %	(1.21) %
Portfolio turnover rate	8.42%	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	From 12/31/2021 (commencement of operations) to 10/31/2022(a)
Net asset value, beginning of period	$12.15	$10.72	$8.36	$9.31	$13.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.33	1.50	2.47	(0.91)	(4.49)
Total from investment operations	0.29	1.43	2.41	(0.95)	(4.53)
Dividends from net investment income	—	—	(0.05)	—	—
Net asset value, end of period	$12.44	$12.15	$10.72	$8.36	$9.31
Total return(c)	2.39%	13.34%	28.85%	(10.20) %	(32.73) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$51	$87	$203	$7,258	$8,050
Ratio of gross expenses to average net assets	1.06%	1.06%	1.02%	0.99%	0.96%
Ratio of expense reimbursements to average net assets	(0.22) %	(0.21) %	(0.16) %	(0.14) %	(0.12) %
Ratio of net expenses to average net assets	0.84%	0.85%	0.86%	0.85%	0.84%
Ratio of net investment loss to average net assets	(0.68) %	(0.66) %	(0.63) %	(0.47) %	(0.44) %
Portfolio turnover rate	8.42%	37.93%	49.68%	30.15%	15.44%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$12.10	$10.70	$8.34	$9.29	$16.92	$13.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.08)	(0.08)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	0.34	1.48	2.47	(0.90)	(6.21)	3.91
Total from investment operations	0.29	1.40	2.39	(0.95)	(6.29)	3.89
Dividends from net investment income	—	—	(0.03)	—	—	—
Distributions from net realized gains	—	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$12.39	$12.10	$10.70	$8.34	$9.29	$16.92
Total return(c)	2.40%	13.08%	28.74%	(10.23) %	(39.66) %	29.66%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$61,344	$69,985	$107,674	$138,502	$214,819	$383,748
Ratio of gross expenses to average net assets	1.01%	1.00%	1.03%	0.99%	0.96%	0.93%
Ratio of expense reimbursements to average net assets	(0.02) %	—	(0.03) %	—	—	—
Ratio of net expenses to average net assets	0.99%	1.00%	1.00%	0.99%	0.96%	0.93%
Ratio of net investment loss to average net assets	(0.83) %	(0.79) %	(0.77) %	(0.59) %	(0.68) %	(0.12) %
Portfolio turnover rate	8.42%	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.71	$18.27	$13.95	$16.91	$31.74	$26.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.21)	(0.20)	(0.19)	(0.19)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.48)	3.65	4.52	(2.77)	(12.84)	5.83
Total from investment operations	(0.61)	3.44	4.32	(2.96)	(13.03)	5.52
Distributions from net realized gains	—	—	—	—	(1.80)	—
Net asset value, end of period	$21.10	$21.71	$18.27	$13.95	$16.91	$31.74
Total return(c)	(2.81) %	18.83%	30.97%	(17.50) %	(42.88) %	21.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$117,173	$125,463	$127,360	$128,366	$226,738	$560,577
Ratio of net expenses to average net assets	1.31%	1.30%	1.22%	1.48%	1.32%	1.18%
Ratio of net investment loss to average net assets	(1.22) %	(1.13) %	(1.14) %	(1.18) %	(0.96) %	(0.98) %
Portfolio turnover rate	44.31%	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.57	$15.74	$12.11	$14.75	$28.12	$23.40
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.17)	(0.30)	(0.28)	(0.24)	(0.28)	(0.47)
Net realized and unrealized gain (loss) on investments	(0.41)	3.13	3.91	(2.40)	(11.29)	5.19
Total from investment operations	(0.58)	2.83	3.63	(2.64)	(11.57)	4.72
Distributions from net realized gains	—	—	—	—	(1.80)	—
Net asset value, end of period	$17.99	$18.57	$15.74	$12.11	$14.75	$28.12
Total return(c)	(3.12) %	17.98%	30.08%	(17.97) %	(43.23) %	20.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$30,065	$39,197	$53,942	$62,091	$108,988	$267,800
Ratio of net expenses to average net assets	2.03%	2.00%	1.94%	2.02%	1.93%	1.90%
Ratio of net investment loss to average net assets	(1.94) %	(1.84) %	(1.86) %	(1.72) %	(1.57) %	(1.70) %
Portfolio turnover rate	44.31%	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.48	$18.90	$14.42	$17.44	$32.61	$26.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.20)	(0.19)	(0.15)	(0.18)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.49)	3.78	4.67	(2.87)	(13.19)	5.99
Total from investment operations	(0.62)	3.58	4.48	(3.02)	(13.37)	5.68
Distributions from net realized gains	—	—	—	—	(1.80)	—
Net asset value, end of period	$21.86	$22.48	$18.90	$14.42	$17.44	$32.61
Total return(c)	(2.76) %	18.94%	31.07%	(17.32) %	(42.77) %	21.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$22,261	$24,745	$42,351	$52,678	$144,513	$421,986
Ratio of net expenses to average net assets	1.26%	1.22%	1.15%	1.24%	1.18%	1.14%
Ratio of net investment loss to average net assets	(1.17) %	(1.05) %	(1.06) %	(0.91) %	(0.83) %	(0.95) %
Portfolio turnover rate	44.31%	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.29	$19.51	$14.85	$17.89	$33.29	$27.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.14)	(0.14)	(0.09)	(0.09)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.51)	3.92	4.80	(2.95)	(13.51)	6.09
Total from investment operations	(0.60)	3.78	4.66	(3.04)	(13.60)	5.88
Distributions from net realized gains	—	—	—	—	(1.80)	—
Net asset value, end of period	$22.69	$23.29	$19.51	$14.85	$17.89	$33.29
Total return(c)	(2.58) %	19.38%	31.38%	(16.99) %	(42.58) %	21.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$24,936	$30,944	$75,589	$136,084	$257,064	$394,801
Ratio of gross expenses to average net assets	0.90%	0.88%	0.89%	0.90%	0.85%	0.83%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.02) %	(0.03) %	(0.04) %	—	—
Ratio of net expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.85%	0.83%
Ratio of net investment loss to average net assets	(0.77) %	(0.68) %	(0.77) %	(0.55) %	(0.46) %	(0.65) %
Portfolio turnover rate	44.31%	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.27	$19.50	$14.84	$17.88	$33.29	$27.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.14)	(0.15)	(0.10)	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.52)	3.91	4.81	(2.94)	(13.51)	6.09
Total from investment operations	(0.61)	3.77	4.66	(3.04)	(13.61)	5.88
Distributions from net realized gains	—	—	—	—	(1.80)	—
Net asset value, end of period	$22.66	$23.27	$19.50	$14.84	$17.88	$33.29
Total return(c)	(2.62) %	19.33%	31.40%	(17.00) %	(42.61) %	21.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$594,967	$703,766	$915,671	$1,124,448	$2,192,139	$6,195,714
Ratio of net expenses to average net assets	0.90%	0.88%	0.89%	0.88%	0.84%	0.83%
Ratio of net investment loss to average net assets	(0.81) %	(0.72) %	(0.81) %	(0.58) %	(0.49) %	(0.65) %
Portfolio turnover rate	44.31%	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.60	$12.95	$10.12	$11.57	$24.96	$17.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.13)	(0.11)	(0.10)	(0.14)	(0.23)
Net realized and unrealized gain (loss) on investments	0.28	0.78	2.94	(1.35)	(8.91)	8.70
Total from investment operations	0.21	0.65	2.83	(1.45)	(9.05)	8.47
Distributions from net realized gains	—	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$13.81	$13.60	$12.95	$10.12	$11.57	$24.96
Total return(c)	1.54%	5.02%	27.96%	(12.53) %	(42.03) %	49.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$60,325	$68,635	$85,078	$86,257	$119,741	$259,394
Ratio of net expenses to average net assets	1.34%	1.30%	1.26%	1.32%	1.25%	1.20%
Ratio of net investment loss to average net assets	(1.01) %	(0.98) %	(0.89) %	(0.90) %	(0.95) %	(1.03) %
Portfolio turnover rate	37.29%	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$7.22	$6.93	$5.45	$6.29	$15.93	$11.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.12)	(0.11)	(0.10)	(0.14)	(0.25)
Net realized and unrealized gain (loss) on investments	0.15	0.41	1.59	(0.74)	(5.16)	5.63
Total from investment operations	0.08	0.29	1.48	(0.84)	(5.30)	5.38
Distributions from net realized gains	—	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$7.30	$7.22	$6.93	$5.45	$6.29	$15.93
Total return(c)	1.11%	4.19%	27.16%	(13.35) %	(42.46) %	48.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$13,047	$17,736	$24,858	$29,559	$44,815	$103,331
Ratio of net expenses to average net assets	2.14%	2.08%	2.03%	2.08%	2.02%	1.95%
Ratio of net investment loss to average net assets	(1.81) %	(1.75) %	(1.66) %	(1.67) %	(1.72) %	(1.79) %
Portfolio turnover rate	37.29%	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$14.08	$13.41	$10.48	$11.99	$25.67	$17.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.14)	(0.12)	(0.10)	(0.14)	(0.23)
Net realized and unrealized gain (loss) on investments	0.28	0.81	3.05	(1.41)	(9.20)	8.93
Total from investment operations	0.20	0.67	2.93	(1.51)	(9.34)	8.70
Distributions from net realized gains	—	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$14.28	$14.08	$13.41	$10.48	$11.99	$25.67
Total return(c)	1.42%	5.00%	27.96%	(12.59) %	(42.02) %	49.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,244	$8,746	$10,927	$13,179	$29,612	$77,214
Ratio of net expenses to average net assets	1.47%	1.34%	1.28%	1.31%	1.25%	1.19%
Ratio of net investment loss to average net assets	(1.15) %	(1.02) %	(0.91) %	(0.88) %	(0.95) %	(1.02) %
Portfolio turnover rate	37.29%	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$14.62	$13.87	$10.79	$12.29	$26.12	$18.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.08)	(0.07)	(0.06)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments	0.30	0.83	3.15	(1.44)	(9.41)	9.08
Total from investment operations	0.26	0.75	3.08	(1.50)	(9.49)	8.92
Distributions from net realized gains	—	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$14.88	$14.62	$13.87	$10.79	$12.29	$26.12
Total return(c)	1.78%	5.41%	28.54%	(12.21) %	(41.81) %	50.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$38,183	$36,176	$53,330	$43,625	$47,379	$61,163
Ratio of gross expenses to average net assets	0.98%	0.96%	0.96%	0.96%	0.91%	0.89%
Ratio of expense reimbursements to average net assets	(0.09) %	(0.08) %	(0.07) %	(0.07) %	(0.04) %	(0.02) %
Ratio of net expenses to average net assets	0.89%	0.88%	0.89%	0.89%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.56) %	(0.56) %	(0.51) %	(0.47) %	(0.55) %	(0.70) %
Portfolio turnover rate	37.29%	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$15.11	$14.34	$11.17	$12.73	$26.87	$18.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.09)	(0.08)	(0.07)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	0.31	0.86	3.25	(1.49)	(9.70)	9.33
Total from investment operations	0.26	0.77	3.17	(1.56)	(9.80)	9.16
Distributions from net realized gains	—	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$15.37	$15.11	$14.34	$11.17	$12.73	$26.87
Total return(c)	1.72%	5.37%	28.38%	(12.25) %	(41.82) %	50.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$164,080	$198,296	$302,850	$339,777	$535,172	$1,277,576
Ratio of net expenses to average net assets	0.99%	0.96%	0.96%	0.96%	0.91%	0.88%
Ratio of net investment loss to average net assets	(0.66) %	(0.63) %	(0.59) %	(0.54) %	(0.61) %	(0.72) %
Portfolio turnover rate	37.29%	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.82	$20.18	$15.78	$15.23	$25.12	$18.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.09	0.05	0.02	(0.03)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	0.29	3.58	4.38	0.58	(7.82)	6.56
Total from investment operations	0.38	3.63	4.40	0.55	(7.92)	6.45
Dividends from net investment income	(0.21)	—	—	—	—	—
Distributions from net realized gains	(2.07)	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$20.92	$22.82	$20.18	$15.78	$15.23	$25.12
Total return(c)	2.52%	18.88%	27.88%	3.61%	(34.27) %	34.87%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$129,023	$128,232	$115,335	$97,018	$100,262	$158,223
Ratio of net expenses to average net assets	1.23%	1.25%	1.30%	1.31%	1.27%	1.22%
Ratio of net investment income (loss) to average net assets	0.91%	0.23%	0.12%	(0.15) %	(0.53) %	(0.49) %
Portfolio turnover rate	28.03%	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class B
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.36	$17.28	$13.51	$13.04	$21.81	$16.19
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.07	0.03	0.01	(0.02)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	0.22	3.04	3.76	0.49	(6.71)	5.70
Total from investment operations	0.29	3.07	3.77	0.47	(6.80)	5.62
Dividends from net investment income	(0.20)	—	—	—	—	—
Distributions from net realized gains	(2.07)	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$17.38	$19.36	$17.28	$13.51	$13.04	$21.81
Total return(c)	2.55%	18.80%	27.91%	3.60%	(34.30) %	35.02%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,621	$15,515	$14,584	$12,465	$13,200	$22,147
Ratio of gross expenses to average net assets	1.94%	1.96%	2.00%	2.00%	1.97%	1.94%
Ratio of expense reimbursements to average net assets	(0.66) %	(0.66) %	(0.66) %	(0.70) %	(0.69) %	(0.82) %
Ratio of net expenses to average net assets	1.28%	1.30%	1.34%	1.30%	1.28%	1.12%
Ratio of net investment income (loss) to average net assets	0.83%	0.18%	0.08%	(0.15) %	(0.54) %	(0.39) %
Portfolio turnover rate	28.03%	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$17.88	$16.15	$12.69	$12.37	$20.94	$15.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	— (c)	(0.10)	(0.08)	(0.15)	(0.22)	(0.24)
Net realized and unrealized gain (loss) on investments	0.19	2.82	3.54	0.47	(6.38)	5.50
Total from investment operations	0.19	2.72	3.46	0.32	(6.60)	5.26
Dividends from net investment income	(0.11)	—	—	—	—	—
Distributions from net realized gains	(2.07)	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$15.89	$17.88	$16.15	$12.69	$12.37	$20.94
Total return(d)	2.09%	17.90%	27.17%	2.67%	(34.82) %	33.86%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,218	$1,356	$899	$1,138	$1,594	$4,368
Ratio of net expenses to average net assets	2.04%	2.08%	1.92%	2.21%	2.09%	1.97%
Ratio of net investment loss to average net assets	(0.02) %	(0.61) %	(0.55) %	(1.07) %	(1.40) %	(1.23) %
Portfolio turnover rate	28.03%	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.90	$20.26	$15.83	$15.28	$25.20	$18.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.11	0.05	0.02	(0.02)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.27	3.58	4.41	0.57	(7.87)	6.58
Total from investment operations	0.38	3.63	4.43	0.55	(7.95)	6.48
Dividends from net investment income	(0.21)	—	—	—	—	—
Distributions from net realized gains	(2.07)	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$21.00	$22.90	$20.26	$15.83	$15.28	$25.20
Total return(c)	2.48%	18.85%	27.98%	3.60%	(34.28) %	34.94%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,368	$1,762	$1,326	$1,104	$1,061	$591
Ratio of gross expenses to average net assets	1.24%	1.27%	1.33%	1.32%	1.30%	1.24%
Ratio of expense reimbursements to average net assets	—	—	(0.04) %	(0.04) %	(0.05) %	(0.05) %
Ratio of net expenses to average net assets	1.24%	1.27%	1.29%	1.28%	1.25%	1.19%
Ratio of net investment income (loss) to average net assets	1.02%	0.22%	0.13%	(0.12) %	(0.44) %	(0.45) %
Portfolio turnover rate	28.03%	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.61	$20.77	$16.19	$15.55	$25.52	$18.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.13	0.12	0.08	0.04	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.30	3.71	4.53	0.60	(7.98)	6.65
Total from investment operations	0.43	3.83	4.61	0.64	(8.00)	6.62
Dividends from net investment income	(0.27)	—	(0.03)	—	—	—
Distributions from net realized gains	(2.07)	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$21.70	$23.61	$20.77	$16.19	$15.55	$25.52
Total return(c)	2.72%	19.32%	28.48%	4.12%	(34.03) %	35.34%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$24,962	$27,674	$20,065	$34,923	$14,528	$28,264
Ratio of gross expenses to average net assets	0.92%	0.94%	0.99%	1.00%	0.95%	0.92%
Ratio of expense reimbursements to average net assets	(0.07) %	(0.08) %	(0.12) %	(0.12) %	(0.09) %	(0.03) %
Ratio of net expenses to average net assets	0.85%	0.86%	0.87%	0.88%	0.86%	0.89%
Ratio of net investment income (loss) to average net assets	1.21%	0.57%	0.40%	0.21%	(0.13) %	(0.13) %
Portfolio turnover rate	28.03%	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Small Cap Fund	Class A
	Six Months Ended 4/30/2026(a)	From 6/30/2025 (commencement of operations) to 10/31/2025(a)
Net asset value, beginning of period	$9.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02	— (c)
Net realized and unrealized gain (loss) on investments	0.80	(0.17)
Total from investment operations	0.82	(0.17)
Net asset value, end of period	$10.65	$9.83
Total return(d)	8.34%	(1.70) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$398	$303
Ratio of gross expenses to average net assets	4.46%	16.20%
Ratio of expense reimbursements to average net assets	(3.26) %	(15.00) %
Ratio of net expenses to average net assets	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	0.43%	(0.11) %
Portfolio turnover rate	21.97%	26.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Small Cap Fund	Class Z
	Six Months Ended 4/30/2026(a)	From 6/30/2025 (commencement of operations) to 10/31/2025(a)
Net asset value, beginning of period	$9.84	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04	— (c)
Net realized and unrealized gain (loss) on investments	0.80	(0.16)
Total from investment operations	0.84	(0.16)
Net asset value, end of period	$10.68	$9.84
Total return(d)	8.54%	(1.60) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,644	$1,870
Ratio of gross expenses to average net assets	4.06%	14.79%
Ratio of expense reimbursements to average net assets	(3.21) %	(13.94) %
Ratio of net expenses to average net assets	0.85%	0.85%
Ratio of net investment income to average net assets	0.87%	0.07%
Portfolio turnover rate	21.97%	26.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.14	$21.64	$18.22	$20.85	$36.66	$31.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.05)	(0.11)	(0.12)	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	1.61	(0.45)	3.53	(2.51)	(8.74)	8.87
Total from investment operations	1.53	(0.50)	3.42	(2.63)	(8.81)	8.66
Distributions from net realized gains	—	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$22.67	$21.14	$21.64	$18.22	$20.85	$36.66
Total return(c)	7.24%	(2.31) %	18.77%	(12.61) %	(27.31) %	29.12%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$43,334	$44,056	$60,966	$65,337	$91,059	$151,514
Ratio of net expenses to average net assets	1.20%	1.17%	1.18%	1.13%	1.05%	1.00%
Ratio of net investment loss to average net assets	(0.69) %	(0.28) %	(0.50) %	(0.57) %	(0.30) %	(0.63) %
Portfolio turnover rate	163.34%	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$12.96	$13.37	$11.33	$13.08	$26.11	$23.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.13)	(0.16)	(0.18)	(0.16)	(0.34)
Net realized and unrealized gain (loss) on investments	0.99	(0.28)	2.20	(1.57)	(5.87)	6.46
Total from investment operations	0.89	(0.41)	2.04	(1.75)	(6.03)	6.12
Distributions from net realized gains	—	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$13.85	$12.96	$13.37	$11.33	$13.08	$26.11
Total return(c)	6.87%	(3.07) %	18.01%	(13.38) %	(27.85) %	28.11%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,719	$2,220	$3,659	$4,802	$7,828	$14,334
Ratio of net expenses to average net assets	2.02%	1.96%	1.90%	1.95%	1.84%	1.76%
Ratio of net investment loss to average net assets	(1.50) %	(1.07) %	(1.23) %	(1.39) %	(1.10) %	(1.39) %
Portfolio turnover rate	163.34%	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.79	$22.21	$18.63	$21.24	$37.09	$31.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.02	(0.02)	(0.04)	— (c)	(0.11)
Net realized and unrealized gain (loss) on investments	1.66	(0.44)	3.60	(2.57)	(8.85)	8.96
Total from investment operations	1.63	(0.42)	3.58	(2.61)	(8.85)	8.85
Distributions from net realized gains	—	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$23.42	$21.79	$22.21	$18.63	$21.24	$37.09
Total return(d)	7.48%	(1.89) %	19.22%	(12.29) %	(27.05) %	29.53%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$15,783	$17,733	$33,111	$47,725	$78,928	$184,972
Ratio of gross expenses to average net assets	0.87%	0.82%	0.89%	0.78%	0.72%	0.68%
Ratio of expense reimbursements to average net assets	(0.10) %	(0.06) %	(0.12) %	(0.03) %	—	—
Ratio of net expenses to average net assets	0.77%	0.76%	0.77%	0.75%	0.72%	0.68%
Ratio of net investment income (loss) to average net assets	(0.26) %	0.11%	(0.09) %	(0.19) %	0.01%	(0.31) %
Portfolio turnover rate	163.34%	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$19.15	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain on investments	0.80	7.62	1.93
Total from investment operations	0.76	7.53	1.91
Distributions from net realized gains	(1.09)	(0.29)	—
Net asset value, end of period	$18.82	$19.15	$11.91
Total return(c)	4.75%	64.27%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$13,639	$10,316	$213
Ratio of gross expenses to average net assets	1.66%	2.68%	8.04%
Ratio of expense reimbursements to average net assets	(0.83) %	(1.83) %	(7.14) %
Ratio of net expenses to average net assets	0.83%	0.85%	0.90%
Ratio of net investment loss to average net assets	(0.51) %	(0.54) %	(0.30) %
Portfolio turnover rate	89.63%(d)	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$18.92	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.11)	(0.20)	(0.07)
Net realized and unrealized gain on investments	0.79	7.56	1.92
Total from investment operations	0.68	7.36	1.85
Distributions from net realized gains	(1.09)	(0.29)	—
Net asset value, end of period	$18.51	$18.92	$11.85
Total return(c)	4.37%	63.00%	18.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$706	$1,005	$119
Ratio of gross expenses to average net assets	2.44%	3.44%	8.80%
Ratio of expense reimbursements to average net assets	(0.86) %	(1.83) %	(7.14) %
Ratio of net expenses to average net assets	1.58%	1.61%	1.66%
Ratio of net investment loss to average net assets	(1.26) %	(1.28) %	(1.04) %
Portfolio turnover rate	89.63%(d)	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$19.13	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain on investments	0.80	7.59	1.93
Total from investment operations	0.75	7.51	1.91
Distributions from net realized gains	(1.09)	(0.29)	—
Net asset value, end of period	$18.79	$19.13	$11.91
Total return(c)	4.70%	64.10%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$677	$1,128	$122
Ratio of gross expenses to average net assets	1.65%	2.67%	8.06%
Ratio of expense reimbursements to average net assets	(0.82) %	(1.83) %	(7.15) %
Ratio of net expenses to average net assets	0.83%	0.84%	0.91%
Ratio of net investment loss to average net assets	(0.53) %	(0.51) %	(0.29) %
Portfolio turnover rate	89.63%(d)	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$19.23	$11.92	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.04)	— (c)
Net realized and unrealized gain on investments	0.79	7.64	1.92
Total from investment operations	0.77	7.60	1.92
Distributions from net realized gains	(1.09)	(0.29)	—
Net asset value, end of period	$18.91	$19.23	$11.92
Total return(d)	4.78%	64.67%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$254	$196	$119
Ratio of gross expenses to average net assets	1.37%	2.41%	7.79%
Ratio of expense reimbursements to average net assets	(0.80) %	(1.80) %	(7.13) %
Ratio of net expenses to average net assets	0.57%	0.61%	0.66%
Ratio of net investment loss to average net assets	(0.26) %	(0.25) %	(0.04) %
Portfolio turnover rate	89.63%(e)	173.58%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$19.23	$11.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.04)	— (c)
Net realized and unrealized gain on investments	0.81	7.63	1.93
Total from investment operations	0.79	7.59	1.93
Distributions from net realized gains	(1.09)	(0.29)	—
Net asset value, end of period	$18.93	$19.23	$11.93
Total return(d)	4.83%	64.76%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,579	$6,920	$3,858
Ratio of gross expenses to average net assets	1.38%	2.42%	7.68%
Ratio of expense reimbursements to average net assets	(0.80) %	(1.81) %	(7.13) %
Ratio of net expenses to average net assets	0.58%	0.61%	0.55%
Ratio of net investment income (loss) to average net assets	(0.26) %	(0.26) %	0.06%
Portfolio turnover rate	89.63%(e)	173.58%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in thirteen series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain intermediaries may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 10.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on each valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectuses. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Bank of New York (the "Custodian"), in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. At April 30, 2026, the Funds had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. The Funds declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Fund declares and pays such dividends quarterly. With respect to all Funds, distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes and Disclosures: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2022-2025. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds adhere to FASB Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures. The purpose of ASU 2023-09 is to enhance income tax disclosures by categorizing and disclosing income tax rates and income taxes paid. Alger Management has evaluated the amendment's impact to the Funds' financial statements and determined no disclosure is required.
(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: The Funds adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of Alger Management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2026, is set forth below under the heading “Actual Rate”:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.78%
Alger Concentrated Equity Fund(b)	0.45%	— %	— %	— %	— %	0.45%
Alger Growth & Income Fund(b)	0.50%	— %	— %	— %	— %	0.50%
Alger 35 Fund(b)	0.45%	— %	— %	— %	— %	0.45%
Alger Mid Cap Focus Fund(c)	0.70%	0.50%	— %	— %	— %	0.66%
Alger Mid Cap Growth Fund(d)	0.76%	0.70%	— %	— %	— %	0.76%
Alger Small Cap Growth Fund(d)	0.81%	0.75%	— %	— %	— %	0.81%
Alger Small Cap Focus Fund(b)	0.75%	— %	— %	— %	— %	0.75%
Alger Weatherbie Specialized Growth Fund(d)	0.81%	0.75%	— %	— %	— %	0.81%
Alger International Opportunities Fund(d)	0.71%	0.60%	— %	— %	— %	0.71%
Alger International Small Cap Fund(b)	0.75%	— %	— %	— %	— %	0.75%
Alger Health Sciences Fund(b)	0.55%	— %	— %	— %	— %	0.55%
Alger AI Enablers & Adopters Fund(b)	0.45%	— %	— %	— %	— %	0.45%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $250 million, and Tier 2 rate is paid on assets in excess of $250 million.
(d)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
The sub-adviser to the Alger Weatherbie Specialized Growth Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Specialized Growth Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Specialized Growth Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the six months ended April 30, 2026, Alger Management paid a sub-advisory fee of $837,321 to Weatherbie.
The sub-adviser to the Alger International Opportunities Fund and Alger International Small Cap Fund, Redwood Investments, LLC ("Redwood"), is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to either the Alger International Opportunities Fund or the Alger International Small Cap Fund. The sub-advisory fee is equal to 100% of the net

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

advisory fee paid by each Fund to Alger Management with respect to the assets sub-advised by Redwood. For the six months ended April 30, 2026,  Alger Management paid a sub-advisory fee to Redwood of $539,023 from Alger International Opportunities Fund, and $0 from Alger International Small Cap Fund.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding custody fees (for all Funds other than Alger Concentrated Equity Fund, Alger International Opportunities Fund, Alger International Small Cap Fund and Alger AI Enablers & Adopters Fund), acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow", see Note 7), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees.

	CLASS						FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2026
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	— %	— %	— %	— %	— %	0.04%	$329,422
Alger Concentrated Equity Fund	0.35	—	1.10	0.35	0.10	0.10	68,997
Alger Growth & Income Fund	—	—	—	—	—	—	0
Alger 35 Fund(a)	—	—	—	—	—	0.10	40,951
Alger Mid Cap Focus Fund	0.53	—	1.28	0.58	0.07	0.37	1,517
Alger Mid Cap Growth Fund	—	—	—	—	—	0.23	34,495
Alger Small Cap Growth Fund	—	—	—	—	0.03	0.18	12,199
Alger Small Cap Focus Fund	—	—	—	—	0.10	—	5,097
Alger Weatherbie Specialized Growth Fund	—	—	—	—	0.07	—	17,829
Alger International Opportunities Fund	—	—	—	0.54	—	0.13	56,400
Alger International Small Cap Fund	0.45	—	—	—	—	0.10	53,856
Alger Health Sciences Fund	—	—	—	—	—	0.20	8,504
Alger AI Enablers & Adopters Fund	0.35	—	1.10	0.35	0.10	0.10	80,003

(a)
Alger Management has agreed to limit total annual operating expenses, (excluding advisory fees, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses), for the Alger 35 Fund, for the life of the Fund.

Except for the Alger 35 Fund, Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2026, there were no recoupments made by any Fund.
In addition, effective April 1, 2019, Alger Management began voluntarily reducing its 12b-1 fee for Class B shares. For the six months ended April 30, 2026, Alger Management voluntarily reduced its 12b-1 fee for Class B shares of the Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund by $34,495, $8,067 and $47,532, respectively.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Plan of  Distribution pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or shareholder servicing Class A shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class B Shares: The Trust has adopted a Plan of  Distribution pursuant to which Class B shares of  each Fund issuing such shares reimburse Alger LLC for costs and expenses incurred by Alger LLC in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of  1% of  the respective average daily net assets of  the Class B shares of  the designated Fund. If  in any month, the costs incurred by Alger LLC relating to the Class B shares are in excess of  the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2026, such excess carried forward was $15,679,315, $24,711,769 and $24,492,839 for Class B shares of Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund, respectively. Contingent deferred sales charges imposed on redemptions of  Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.
Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  each Fund pays Alger LLC a fee at the annual rate of  1% of  the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2026, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Capital Appreciation Fund	$12,094
Alger Concentrated Equity Fund	—
Alger Growth & Income Fund	—
Alger 35 Fund	—
Alger Mid Cap Focus Fund	391
Alger Mid Cap Growth Fund	162
Alger Small Cap Growth Fund	492
Alger Small Cap Focus Fund	349
Alger Weatherbie Specialized Growth Fund	394
Alger International Opportunities Fund	614
Alger International Small Cap Fund	—
Alger Health Sciences Fund	13
Alger AI Enablers & Adopters Fund	—
(e) Brokerage Commissions: During the six months ended April 30, 2026, Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund paid Alger LLC $91,817, $264, $9,041, $33,094, $34,106, $3,260, $89,101, $31,666, and $969, respectively, in connection with securities transactions. For the six months ended April 30, 2026, there were no brokerage commissions paid by Alger Growth & Income Fund, Alger International Opportunities Fund, Alger International Small Cap Fund and Alger Weatherbie Specialized Growth Fund to Alger LLC.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

respective average daily net assets for the Class A, Class B and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2026, Alger Management charged back to Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund, $285,812, $160, $54,058, $5,099, $23,964, $22,452, $94,996, $32,292, $12,098, $13, $12,562 and $4,292, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations. For the six months ended April 30, 2026, there were no charges paid by Alger 35 Fund to Alger Management for these services.
(g) Trustee Fees: Effective January 1, 2026, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $183,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund, The Alger ETF Trust, and Alger Next Gen Growth Fund, each of which is a registered investment company managed by Alger Management. The Alger Next Gen Growth Fund has not commenced operations and, accordingly, has not paid any trustee fees. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $27,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Certain Independent Trustees who are members of the Nominating and Governance Committee and perform certain tasks on behalf of the Nominating and Governance Committee receive $5,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2026, each Independent Trustee received a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $26,000 per annum paid pro

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex; and Independent Trustees who were not members of the Audit Committee but attended Audit Committee meetings received a stipend of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the six months ended April 30, 2026, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2026.
For the six months ended April 30, 2026, Alger Growth & Income Fund and Alger Small Cap Focus Fund earned interfund loan interest income of $29,850 and $6,557, respectively, and Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund incurred interfund loan interest expenses of $6,091, $161, $3,114, $206, $49, $109 and $20, respectively, which are included in interest income and interest expense, respectively, in the accompanying Statements of Operations. Alger Concentrated Equity Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger International Opportunities Fund, and Alger International Small Cap Fund did not incur any interfund loan interest income or expense.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2026, Alger Management and its affiliated entities owned the following shares:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARE CLASS
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	—	—	—	—	—	59,450
Alger Concentrated Equity Fund	10,985	—	10,000	10,985	10,981	339,709
Alger Growth & Income Fund	—	—	—	—	—	33,559
Alger 35 Fund	—	—	—	—	—	1,055,330
Alger Mid Cap Focus Fund	—	—	—	—	—	5,070
Alger Mid Cap Growth Fund	—	—	—	—	—	104,815
Alger Small Cap Growth Fund	—	—	—	—	—	96,797
Alger Small Cap Focus Fund	—	—	—	—	—	3,883
Alger Weatherbie Specialized Growth Fund	—	—	—	—	—	—
Alger International Opportunities Fund	—	—	—	—	—	63,226
Alger International Small Cap Fund	—	—	—	—	—	190,000
Alger Health Sciences Fund	—	—	—	—	—	—
Alger AI Enablers & Adopters Fund	10,885	—	10,986	10,886	10,881	303,159
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and redemptions in-kind, for the six months ended April 30, 2026:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$849,133,943	$843,000,539
Alger Concentrated Equity Fund	2,664,569	2,221,836
Alger Growth & Income Fund	26,297,919	14,238,270
Alger 35 Fund	43,098,034	47,236,152
Alger Mid Cap Focus Fund	289,904,216	296,783,254
Alger Mid Cap Growth Fund	117,908,894	121,525,921
Alger Small Cap Growth Fund	15,943,349	35,072,358
Alger Small Cap Focus Fund	368,097,405	454,022,163
Alger Weatherbie Specialized Growth Fund	110,610,598	162,683,290
Alger International Opportunities Fund	46,999,652	54,914,670
Alger International Small Cap Fund	2,233,988	730,540
Alger Health Sciences Fund	103,409,215	113,029,855
Alger AI Enablers & Adopters Fund	19,991,261	17,512,950
NOTE 5 — Securities Lending:

Foe the six months ended April 30, 2026, the Alger Growth & Income Fund had not participated in securities lending with the Custodian as the counterparty.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The market value of any securities on loan, all of which are classified as equity securities in the Funds' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. There were no securities on loan as of April 30, 2026.
NOTE 6 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2026, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2026, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Fund	$10,004,869	5.52%
Alger Concentrated Equity Fund	11,302	5.81
Alger Growth & Income Fund	1	5.64
Alger 35 Fund	124,008	5.65
Alger Mid Cap Focus Fund	23,680	5.83
Alger Mid Cap Growth Fund	9,032	5.44
Alger Small Cap Growth Fund	6,621	5.37
Alger Small Cap Focus Fund	88,541	4.82
Alger Weatherbie Specialized Growth Fund	1,022	4.86
Alger International Opportunities Fund	7,062	6.18
Alger International Small Cap Fund	321	5.13
Alger Health Sciences Fund	8,985	5.58
Alger AI Enablers & Adopters Fund	38,673	5.72

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2026 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Fund	$73,866,396
Alger Concentrated Equity Fund	157,141
Alger Growth & Income Fund	207
Alger 35 Fund	3,586,277
Alger Mid Cap Focus Fund	1,675,701
Alger Mid Cap Growth Fund	1,269,202
Alger Small Cap Growth Fund	407,319
Alger Small Cap Focus Fund	4,001,407
Alger Weatherbie Specialized Growth Fund	185,000
Alger International Opportunities Fund	1,582,152
Alger International Small Cap Fund	79,828
Alger Health Sciences Fund	984,159
Alger AI Enablers & Adopters Fund	529,659
NOTE 7 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.

While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 8. ReFlow fees that were incurred by the Funds during the period ended April 30, 2026 are recorded within the Statements of Operations as other expenses. ReFlow fees for the six-month period ended April 30, 2026, were $112,364 for Alger Capital Appreciation Fund, $6,573 for Alger 35 Fund, $23,617 for Alger Growth & Income Fund, and $1,183 for Alger AI Enablers & Adopters Fund. No other Fund participated in the ReFlow liquidity program during the six month period ended April 30, 2026.
NOTE 8 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into twelve series. Each series is divided into separate classes. During the six months ended April 30, 2026 and the year ended October 31, 2025, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	2,247,662	$89,287,246	2,913,380	$106,082,984
Shares converted from Class C	38,571	1,400,152	46,323	1,701,063
Dividends reinvested	2,363,567	90,997,338	2,959,693	102,446,205
Shares redeemed	(3,104,441)	(123,868,333)	(6,503,356)	(229,579,999)
Net increase (decrease)	1,545,359	$57,816,403	(583,960)	$(19,349,747)
Class C:
Shares sold	362,241	$6,363,452	419,446	$7,523,611
Shares converted to Class A	(77,951)	(1,400,152)	(92,080)	(1,701,063)
Dividends reinvested	650,000	11,023,993	723,564	12,385,394
Shares redeemed	(592,509)	(10,299,493)	(1,227,452)	(21,969,215)
Net increase (decrease)	341,781	$5,687,800	(176,522)	$(3,761,273)
Class Z:
Shares sold	6,991,919	$310,274,641	9,758,200	$393,508,724
Dividends reinvested	2,198,432	93,917,003	2,405,531	91,193,661
Redemptions in kind*	(1,153,225)	(51,012,368)	(2,033,813)	(77,728,439)
Shares redeemed	(4,733,000)	(210,305,211)	(7,204,210)	(287,239,937)
Net increase	3,304,126	$142,874,065	2,925,708	$119,734,009

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity Fund
Class A:
Shares sold	388	$6,248	716	$10,357
Dividends reinvested	1,056	16,022	—	—
Shares redeemed	—	—	—	—
Net increase	1,444	$22,270	716	$10,357
Class C:
Shares sold	136	$2,192	880	$15,053
Dividends reinvested	93	1,401	—	—
Shares redeemed	—	—	—	—
Net increase	229	$3,593	880	$15,053
Class I:
Shares sold	1,969	$30,444	—	$—
Dividends reinvested	985	14,947	—	—
Shares redeemed	—	—	—	—
Net increase	2,954	$45,391	—	$—
Class Y:
Shares sold	—	$—	—	$—
Dividends reinvested	981	14,947	—	—
Shares redeemed	—	—	—	—
Net increase	981	$14,947	—	$—
Class Z:
Shares sold	54,099	$798,663	13,160	$186,523
Dividends reinvested	32,484	495,068	172	2,301
Shares redeemed	(3,008)	(50,000)	(1,000)	(17,900)
Net increase	83,575	$1,243,731	12,332	$170,924

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Fund
Class A:
Shares sold	244,205	$22,986,600	337,633	$26,882,301
Shares converted from Class C	6,718	544,234	5,928	470,595
Dividends reinvested	11,371	1,034,597	24,836	1,972,666
Shares redeemed	(238,609)	(22,237,437)	(341,636)	(27,215,536)
Net increase	23,685	$2,327,994	26,761	$2,110,026
Class C:
Shares sold	17,481	$1,592,745	53,571	$4,115,703
Shares converted to Class A	(6,838)	(544,234)	(6,033)	(470,595)
Dividends reinvested	582	51,908	1,416	108,862
Shares redeemed	(37,779)	(3,522,453)	(112,486)	(8,815,051)
Net decrease	(26,554)	$(2,422,034)	(63,532)	$(5,061,081)
Class Z:
Shares sold	1,310,071	$123,127,310	2,167,507	$171,277,011
Dividends reinvested	35,765	3,259,090	78,723	6,271,357
Redemptions in kind	(168,783)	(15,762,640)	—	—
Shares redeemed	(901,198)	(84,330,575)	(2,002,903)	(160,042,146)
Net increase	275,855	$26,293,185	243,327	$17,506,222

Alger 35 Fund
Class Z:
Shares sold	506,481	$9,659,651	11,691	$264,666
Dividends reinvested	318,381	5,925,065	4,379	80,224
Redemptions in kind*	(167,216)	(3,208,822)	(830)	(19,718)
Shares redeemed	(563,119)	(10,761,191)	(26,096)	(526,661)
Net increase (decrease)	94,527	$1,614,703	(10,856)	$(201,489)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Focus Fund
Class A:
Shares sold	77,846	$1,594,145	365,417	$6,838,350
Dividends reinvested	—	—	—	—
Shares redeemed	(52,363)	(1,064,169)	(241,155)	(3,898,883)
Net increase	25,483	$529,976	124,262	$2,939,467
Class C:
Shares sold	54,055	$1,048,047	73,953	$1,274,493
Dividends reinvested	—	—	—	—
Shares redeemed	(23,751)	(461,885)	(70,652)	(1,193,822)
Net increase	30,304	$586,162	3,301	$80,671
Class I:
Shares sold	40,326	$827,734	212,363	$3,555,621
Dividends reinvested	—	—	—	—
Shares redeemed	(37,902)	(765,694)	(415,002)	(7,646,085)
Net increase (decrease)	2,424	$62,040	(202,639)	$(4,090,464)
Class Y:
Shares sold	28,971	$610,277	236,441	$4,600,833
Dividends reinvested	—	—	—	—
Shares redeemed	(23,948)	(486,469)	(158,593)	(2,519,987)
Net increase	5,023	$123,808	77,848	$2,080,846
Class Z:
Shares sold	2,197,953	$46,689,831	4,644,536	$85,337,735
Dividends reinvested	—	—	—	—
Shares redeemed	(1,929,744)	(39,923,093)	(5,536,953)	(96,194,928)
Net increase (decrease)	268,209	$6,766,738	(892,417)	$(10,857,193)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	178,759	$3,152,167	390,281	$6,457,048
Shares Converted from Class B	7,933	131,882	4,291	66,905
Shares converted from Class C	2,230	36,274	1,779	28,253
Dividends reinvested	—	—	—	—
Shares redeemed	(512,951)	(9,065,174)	(1,226,159)	(19,772,003)
Net decrease	(324,029)	$(5,744,851)	(829,808)	$(13,219,797)
Class B:
Shares sold	12,014	$125,187	32,706	$312,943
Shares converted to Class A	(12,694)	(131,882)	(6,863)	(66,905)
Dividends reinvested	—	—	—	—
Shares redeemed	(58,057)	(646,600)	(118,697)	(1,176,819)
Net decrease	(58,737)	$(653,295)	(92,854)	$(930,781)
Class C:
Shares sold	32,806	$335,005	27,867	$262,361
Shares converted to Class A	(3,885)	(36,274)	(3,095)	(28,253)
Dividends reinvested	—	—	—	—
Shares redeemed	(38,591)	(389,648)	(138,156)	(1,287,001)
Net decrease	(9,670)	$(90,917)	(113,384)	$(1,052,893)
Class Z:
Shares sold	747,187	$13,723,555	1,547,929	$25,972,969
Dividends reinvested	—	—	—	—
Shares redeemed	(453,607)	(8,293,101)	(1,387,885)	(22,957,895)
Net increase	293,580	$5,430,454	160,044	$3,015,074

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	134,536	$1,537,003	537,426	$5,456,209
Shares Converted from Class B	5,586	57,479	4,740	47,901
Shares converted from Class C	4,075	41,652	3,916	39,900
Dividends reinvested	—	—	—	—
Shares redeemed	(625,967)	(7,043,044)	(1,991,045)	(20,029,676)
Net decrease	(481,770)	$(5,406,910)	(1,444,963)	$(14,485,666)
Class B:
Shares sold	989	$7,517	5,864	$40,505
Shares converted to Class A	(8,300)	(57,479)	(7,047)	(47,901)
Dividends reinvested	—	—	—	—
Shares redeemed	(10,052)	(82,488)	(33,523)	(227,745)
Net decrease	(17,363)	$(132,450)	(34,706)	$(235,141)
Class C:
Shares sold	81,655	$547,698	139,718	$854,635
Shares converted to Class A	(6,652)	(41,652)	(6,390)	(39,900)
Dividends reinvested	—	—	—	—
Shares redeemed	(175,740)	(1,215,602)	(727,590)	(4,455,249)
Net decrease	(100,737)	$(709,556)	(594,262)	$(3,640,514)
Class Y:
Shares sold	1,967	$24,512	18,100	$187,417
Dividends reinvested	—	—	—	—
Shares redeemed	(5,076)	(59,961)	(29,810)	(322,211)
Net decrease	(3,109)	$(35,449)	(11,710)	$(134,794)
Class Z:
Shares sold	257,160	$3,085,966	1,235,741	$12,707,500
Dividends reinvested	—	—	—	—
Shares redeemed	(1,086,496)	(13,034,689)	(5,514,856)	(56,504,576)
Net decrease	(829,336)	$(9,948,723)	(4,279,115)	$(43,797,076)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Focus Fund
Class A:
Shares sold	363,164	$7,767,790	990,367	$17,553,793
Shares converted from Class C	58,379	1,074,630	52,373	951,546
Dividends reinvested	—	—	—	—
Shares redeemed	(647,918)	(13,669,708)	(2,233,750)	(41,447,621)
Net decrease	(226,375)	$(4,827,288)	(1,191,010)	$(22,942,282)
Class C:
Shares sold	70,106	$1,281,089	137,828	$2,266,829
Shares converted to Class A	(68,074)	(1,074,630)	(61,037)	(951,546)
Dividends reinvested	—	—	—	—
Shares redeemed	(440,996)	(7,975,356)	(1,393,172)	(21,254,224)
Net decrease	(438,964)	$(7,768,897)	(1,316,381)	$(19,938,941)
Class I:
Shares sold	118,230	$2,549,261	236,316	$4,508,608
Dividends reinvested	—	—	—	—
Shares redeemed	(200,426)	(4,372,855)	(1,375,788)	(26,110,749)
Net decrease	(82,196)	$(1,823,594)	(1,139,472)	$(21,602,141)
Class Y:
Shares sold	109,140	$2,421,428	719,465	$14,839,484
Dividends reinvested	—	—	—	—
Shares redeemed	(338,679)	(7,811,798)	(3,264,598)	(65,420,523)
Net decrease	(229,539)	$(5,390,370)	(2,545,133)	$(50,581,039)
Class Z:
Shares sold	1,266,069	$28,604,324	4,678,867	$93,111,023
Dividends reinvested	—	—	—	—
Shares redeemed	(5,259,134)	(118,362,305)	(21,386,282)	(421,459,104)
Net decrease	(3,993,065)	$(89,757,981)	(16,707,415)	$(328,348,081)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Specialized Growth Fund
Class A:
Shares sold	213,303	$2,903,818	401,699	$5,438,391
Shares converted from Class C	9,558	128,793	7,794	104,731
Dividends reinvested	—	—	—	—
Shares redeemed	(901,329)	(12,295,452)	(1,931,361)	(26,275,985)
Net decrease	(678,468)	$(9,262,841)	(1,521,868)	$(20,732,863)
Class C:
Shares sold	32,722	$236,186	160,111	$1,169,295
Shares converted to Class A	(17,965)	(128,793)	(14,642)	(104,731)
Dividends reinvested	—	—	—	—
Shares redeemed	(684,522)	(4,963,552)	(1,276,136)	(9,007,932)
Net decrease	(669,765)	$(4,856,159)	(1,130,667)	$(7,943,368)
Class I:
Shares sold	11,939	$168,472	25,866	$357,451
Dividends reinvested	—	—	—	—
Shares redeemed	(336,052)	(4,728,815)	(219,303)	(3,083,773)
Net decrease	(324,113)	$(4,560,343)	(193,437)	$(2,726,322)
Class Y:
Shares sold	268,372	$3,971,275	457,994	$6,321,166
Dividends reinvested	—	—	—	—
Shares redeemed	(176,550)	(2,568,603)	(1,829,542)	(25,843,468)
Net increase (decrease)	91,822	$1,402,672	(1,371,548)	$(19,522,302)
Class Z:
Shares sold	500,718	$7,599,619	2,904,977	$43,633,669
Dividends reinvested	—	—	—	—
Shares redeemed	(2,949,272)	(45,153,167)	(10,900,556)	(159,382,288)
Net decrease	(2,448,554)	$(37,553,548)	(7,995,579)	$(115,748,619)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Opportunities Fund
Class A:
Shares sold	99,625	$2,068,662	101,029	$2,208,977
Shares Converted from Class B	6,647	136,696	4,417	89,873
Shares converted from Class C	1,490	31,809	1,346	28,666
Dividends reinvested	630,560	12,100,451	277,734	5,382,480
Shares redeemed	(189,635)	(3,920,047)	(480,389)	(9,890,144)
Net increase (decrease)	548,687	$10,417,571	(95,863)	$(2,180,148)
Class B:
Shares sold	948	$16,335	3,168	$53,988
Shares converted to Class A	(7,862)	(136,696)	(5,196)	(89,873)
Dividends reinvested	109,579	1,747,783	49,641	816,597
Shares redeemed	(62,656)	(1,099,744)	(90,363)	(1,552,688)
Net increase (decrease)	40,009	$527,678	(42,750)	$(771,976)
Class C:
Shares sold	20,191	$326,899	33,993	$563,842
Shares converted to Class A	(1,901)	(31,809)	(1,710)	(28,666)
Dividends reinvested	11,184	163,619	3,570	54,588
Shares redeemed	(28,702)	(442,992)	(15,669)	(257,582)
Net increase	772	$15,717	20,184	$332,182
Class I:
Shares sold	31,304	$654,336	11,625	$230,539
Dividends reinvested	9,797	188,780	3,522	68,512
Shares redeemed	(5,279)	(106,661)	(3,678)	(74,921)
Net increase	35,822	$736,455	11,469	$224,130
Class Z:
Shares sold	188,255	$4,046,910	392,096	$8,715,368
Dividends reinvested	130,198	2,588,336	39,784	794,882
Shares redeemed	(340,141)	(7,259,588)	(225,945)	(4,772,040)
Net (decrease) increase	(21,688)	$(624,342)	205,935	$4,738,210

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		For the period June 30, 2025 (commencement of operations) to October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Small Cap Fund
Class A:
Shares sold	18,633	$189,259	30,823	$304,000
Dividends reinvested	—	—	—	—
Shares redeemed	(12,121)	(120,149)	—	—
Net increase	6,512	$69,110	30,823	$304,000
Class Z:
Shares sold	151,217	$1,454,449	190,000	$1,900,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	151,217	$1,454,449	190,000	$1,900,000

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	26,894	$613,365	53,740	$1,021,186
Shares converted from Class C	2,158	45,618	1,661	34,373
Dividends reinvested	—	—	—	—
Shares redeemed	(201,520)	(4,531,577)	(788,880)	(15,744,211)
Net decrease	(172,468)	$(3,872,594)	(733,479)	$(14,688,652)
Class C:
Shares sold	1,682	$23,579	12,577	$151,931
Shares converted to Class A	(3,504)	(45,618)	(2,693)	(34,373)
Dividends reinvested	—	—	—	—
Shares redeemed	(45,403)	(622,762)	(112,253)	(1,371,155)
Net decrease	(47,225)	$(644,801)	(102,369)	$(1,253,597)
Class Z:
Shares sold	28,476	$665,773	132,055	$2,691,090
Dividends reinvested	—	—	—	—
Shares redeemed	(168,295)	(3,928,997)	(808,788)	(16,301,465)
Net decrease	(139,819)	$(3,263,224)	(676,733)	$(13,610,375)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters Fund
Class A:
Shares sold	173,973	$3,014,959	535,634	$9,106,599
Dividends reinvested	38,423	635,906	257	3,432
Shares redeemed	(26,395)	(445,753)	(15,104)	(247,232)
Net increase	186,001	$3,205,112	520,787	$8,862,799
Class C:
Shares sold	1,132	$19,961	73,403	$1,094,780
Dividends reinvested	2,401	39,180	2	21
Shares redeemed	(18,498)	(332,828)	(30,382)	(479,088)
Net (decrease) increase	(14,965)	$(273,687)	43,023	$615,713
Class I:
Shares sold	28,935	$502,104	151,976	$2,171,806
Dividends reinvested	4,198	69,390	10	133
Shares redeemed	(56,113)	(938,913)	(103,255)	(1,518,817)
Net (decrease) increase	(22,980)	$(367,419)	48,731	$653,122
Class Y:
Shares sold	55,643	$950,642	63,225	$983,991
Dividends reinvested	669	11,127	—	—
Redemptions in kind*	(14,920)	(254,073)	(23,928)	(370,649)
Shares redeemed	(38,172)	(644,584)	(39,085)	(629,504)
Net increase (decrease)	3,220	$63,112	212	$(16,162)
Class Z:
Shares sold	25,816	$430,352	38,305	$578,785
Dividends reinvested	23,973	398,912	1,195	16,000
Shares redeemed	(9,279)	(156,177)	(3,060)	(36,736)
Net increase	40,510	$673,087	36,440	$558,049

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2026, the Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger 35 Fund and Alger AI Enablers & Adopters Fund had redemptions in-kind with total proceeds in the amount of $51,012,368, $15,762,640, $3,208,822, and $254,073, respectively. The net realized gains on these redemptions in-kind amounted to $42,326,556,  $13,743,668, $1,481,636 and $129,679, respectively, which are not considered taxable for federal income tax purposes. For the year ended October 31, 2025, the Alger Capital Appreciation Fund, Alger 35 Fund and Alger AI Enablers & Adopters Fund had redemptions in-kind with total proceeds in the amount of $77,728,439, $19,718, and $370,649, respectively. The net realized gains on

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

these redemptions in-kind amounted to $58,853,584, $11,805 and $250,753, respectively, which are not considered taxable for federal income tax purposes. For the six months ended April 30, 2026, and for the year ended October 31, 2025, all redemptions in-kind were related to the Funds participation in the ReFlow liquidity program.
NOTE 9 — Income Tax Information:

At October 31, 2025, the Alger Growth & Income Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund, the Alger Weatherbie Specialized Growth Fund, the Alger International Small Cap Fund, and the Alger Health Sciences Fund, for federal income tax purposes, had capital loss carryforwards of $5,376,067, $87,917,380, $6,099,771, $57,138,272, $551,922,062, $281,166,584, $42,625, and $29,323,816, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 10 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$329,386,212	$329,386,212	$—	$—
Consumer Discretionary	323,394,090	323,394,090	—	—
Consumer Staples	6,444,912	6,444,912	—	—
Energy	18,597,198	18,597,198	—	—
Financials	50,030,937	50,030,937	—	—
Health Care	184,758,619	184,758,619	—	—
Industrials	135,111,620	131,823,120	3,288,500	—
Information Technology	1,387,111,785	1,379,340,025	—	7,771,760
Materials	4,111,957	4,111,957	—	—
Utilities	55,754,137	55,754,137	—	—
TOTAL COMMON STOCKS	$2,494,701,467	$2,483,641,207	$3,288,500	$7,771,760
PREFERRED STOCKS
Industrials	17,857,490	—	—	17,857,490
Information Technology	57,344,542	—	—	57,344,542
TOTAL PREFERRED STOCKS	$75,202,032	$—	$—	$75,202,032
REAL ESTATE INVESTMENT TRUSTS
Real Estate	18,265,036	18,265,036	—	—
SPECIAL PURPOSE VEHICLES
Information Technology	69,729,098	—	—	69,729,098
SHORT-TERM INVESTMENTS
Money Market Funds	19,978,049	19,978,049	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,677,875,682	$2,521,884,292	$3,288,500	$152,702,890

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$998,057	$998,057	$—	$—
Consumer Discretionary	1,107,745	1,107,745	—	—
Financials	131,961	131,961	—	—
Health Care	379,067	379,067	—	—
Industrials	913,394	913,394	—	—
Information Technology	4,745,872	4,549,447	—	196,425
Utilities	239,913	239,913	—	—
TOTAL COMMON STOCKS	$8,516,009	$8,319,584	$—	$196,425
SPECIAL PURPOSE VEHICLES
Information Technology	146,340	—	—	146,340
SHORT-TERM INVESTMENTS
Money Market Funds	168,962	168,962	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,831,311	$8,488,546	$—	$342,765

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$113,913,629	$113,913,629	$—	$—
Consumer Discretionary	61,875,736	61,875,736	—	—
Consumer Staples	45,703,186	45,703,186	—	—
Energy	37,036,033	37,036,033	—	—
Financials	111,060,694	111,060,694	—	—
Health Care	75,838,987	75,838,987	—	—
Industrials	45,589,872	45,589,872	—	—
Information Technology	294,776,152	294,776,152	—	—
Materials	18,781,252	18,781,252	—	—
Utilities	12,086,272	12,086,272	—	—
TOTAL COMMON STOCKS	$816,661,813	$816,661,813	$—	$—
MASTER LIMITED PARTNERSHIPS
Energy	3,121,055	3,121,055	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	25,023,513	25,023,513	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	46,132,425	46,132,425	—	—
TOTAL INVESTMENTS IN SECURITIES	$890,938,806	$890,938,806	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,706,938	$6,706,938	$—	$—
Consumer Discretionary	4,178,617	4,178,617	—	—
Financials	988,883	988,883	—	—
Health Care	3,411,250	3,411,250	—	—
Industrials	3,427,387	3,427,387	—	—
Information Technology	21,235,921	20,621,768	—	614,153
Utilities	1,048,735	1,048,735	—	—
TOTAL COMMON STOCKS	$40,997,731	$40,383,578	$—	$614,153
PREFERRED STOCKS
Health Care	593,024	—	—	593,024
Information Technology	1,292,618	—	—	1,292,618
TOTAL PREFERRED STOCKS	$1,885,642	$—	$—	$1,885,642
SPECIAL PURPOSE VEHICLES
Information Technology	387,909	—	—	387,909
SHORT-TERM INVESTMENTS
Money Market Funds	158,352	158,352	—	—
TOTAL INVESTMENTS IN SECURITIES	$43,429,634	$40,541,930	$—	$2,887,704

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,066,012	$3,066,012	$—	$—
Consumer Discretionary	11,143,822	11,143,822	—	—
Financials	3,714,912	3,714,912	—	—
Health Care	78,110,782	78,110,782	—	—
Industrials	105,006,569	105,006,569	—	—
Information Technology	69,164,500	65,188,113	3,976,387	—
Materials	4,048,718	4,048,718	—	—
Utilities	6,134,936	6,134,936	—	—
TOTAL COMMON STOCKS	$280,390,251	$276,413,864	$3,976,387	$—
PREFERRED STOCKS
Information Technology	19,791,917	—	—	19,791,917
SPECIAL PURPOSE VEHICLES
Information Technology	3,227,062	—	—	3,227,062
SHORT-TERM INVESTMENTS
Money Market Funds	13,789,848	13,789,848	—	—
TOTAL INVESTMENTS IN SECURITIES	$317,199,078	$290,203,712	$3,976,387	$23,018,979

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,014,190	$11,014,190	$—	$—
Consumer Discretionary	34,598,957	34,598,957	—	—
Consumer Staples	7,220,418	7,220,418	—	—
Energy	2,389,041	2,389,041	—	—
Financials	19,635,990	19,635,990	—	—
Health Care	36,153,604	36,153,604	—	—
Industrials	79,811,234	79,811,234	—	—
Information Technology	55,316,800	55,316,800	—	—
Materials	4,964,941	4,964,941	—	—
Real Estate	3,997,296	3,997,296	—	—
Utilities	6,749,743	6,749,743	—	—
TOTAL COMMON STOCKS	$261,852,214	$261,852,214	$—	$—
PREFERRED STOCKS
Industrials	1,236,346	—	—	1,236,346
Information Technology	2,122,359	—	—	2,122,359
TOTAL PREFERRED STOCKS	$3,358,705	$—	$—	$3,358,705
REAL ESTATE INVESTMENT TRUSTS
Real Estate	3,382,456	3,382,456	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Information Technology	4,205,069	—	—	4,205,069
WARRANTS
Information Technology	— [2]	—	— [2]	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$6,143,694	$6,143,694	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$278,942,138	$271,378,364	$—	$7,563,774

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,558,135	$1,558,135	$—	$—
Consumer Discretionary	14,263,986	14,263,986	—	—
Consumer Staples	1,685,521	1,685,521	—	—
Energy	1,002,002	1,002,002	—	—
Financials	5,060,132	5,060,132	—	—
Health Care	62,365,425	62,226,839	—	138,586
Industrials	54,611,729	54,611,729	—	—
Information Technology	41,230,960	41,230,960	—	—
Materials	276,693	276,693	—	—
Utilities	1,104,800	1,104,800	—	—
TOTAL COMMON STOCKS	$183,159,383	$183,020,797	$—	$138,586
PREFERRED STOCKS
Health Care	425,670	—	—	425,670
Information Technology	2,215,136	—	—	2,215,136
TOTAL PREFERRED STOCKS	$2,640,806	$—	$—	$2,640,806
RIGHTS
Health Care	116,653 [1]	—	—	116,653 [1]
SPECIAL PURPOSE VEHICLES
Information Technology	2,445,619	—	—	2,445,619
SHORT-TERM INVESTMENTS
Money Market Funds	2,690,027	2,690,027	—	—
TOTAL INVESTMENTS IN SECURITIES	$191,052,488	$185,710,824	$—	$5,341,664

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,049,896	$7,049,896	$—	$—
Health Care	309,478,613	309,478,613	—	—
Industrials	320,510,461	320,510,461	—	—
Information Technology	121,754,833	121,754,833	—	—
TOTAL COMMON STOCKS	$758,793,803	$758,793,803	$—	$—
PREFERRED STOCKS
Health Care	30,454,418	—	—	30,454,418
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	1,504,944	1,504,944	—	—
TOTAL INVESTMENTS IN SECURITIES	$790,753,165	$760,298,747	$—	$30,454,418

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,044,219	$30,044,219	$—	$—
Energy	2,743,230	2,743,230	—	—
Financials	30,823,181	30,823,181	—	—
Health Care	52,767,777	52,654,301	—	113,476
Industrials	100,203,109	100,203,109	—	—
Information Technology	46,067,195	46,067,195	—	—
Real Estate	13,745,498	13,745,498	—	—
TOTAL COMMON STOCKS	$276,394,209	$276,280,733	$—	$113,476
SHORT-TERM INVESTMENTS
Money Market Funds	4,836,000	4,836,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$281,230,209	$281,116,733	$—	$113,476

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,558,978	$—	$6,558,978	$—
Consumer Discretionary	7,946,275	2,246,165	5,700,110	—
Consumer Staples	11,564,821	3,147,023	8,417,798	—
Energy	5,012,535	5,012,535	—	—
Financials	42,144,247	8,366,234	33,778,013	—
Health Care	14,702,228	5,871,669	8,830,559	—
Industrials	36,233,237	13,205,063	23,028,174	—
Information Technology	35,864,878	21,306,638	14,558,240	—
Materials	8,009,870	—	8,009,870	—
TOTAL COMMON STOCKS	$168,037,069	$59,155,327	$108,881,742	$—
SHORT-TERM INVESTMENTS
Money Market Funds	3,756,624	3,756,624	—	—
TOTAL INVESTMENTS IN SECURITIES	$171,793,693	$62,911,951	$108,881,742	$—

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$404,866	$129,216	$275,650	$—
Consumer Staples	198,130	112,758	85,372	—
Energy	186,304	—	186,304	—
Financials	568,272	87,921	480,351	—
Health Care	289,415	—	289,415	—
Industrials	1,208,898	341,958	866,940	—
Information Technology	690,778	258,959	431,819	—
Materials	332,086	—	332,086	—
Utilities	73,298	73,298	—	—
TOTAL COMMON STOCKS	$3,952,047	$1,004,110	$2,947,937	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$139,332	$139,332	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$4,091,379	$1,143,442	$2,947,937	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$389,727	$389,727	$—	$—
Health Care	51,115,813	49,988,118	937,695	190,000
Materials	1,550,126	1,550,126	—	—
TOTAL COMMON STOCKS	$53,055,666	$51,927,971	$937,695	$190,000
PREFERRED STOCKS
Health Care	2,778,424	—	—	2,778,424
REAL ESTATE INVESTMENT TRUSTS
Real Estate	3,212,562	3,212,562	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	1,840,667	1,840,667	—	—
TOTAL INVESTMENTS IN SECURITIES	$60,887,319	$56,981,200	$937,695	$2,968,424

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,069,146	$3,069,146	$—	$—
Consumer Discretionary	2,827,022	2,827,022	—	—
Financials	297,507	297,507	—	—
Health Care	591,358	591,358	—	—
Industrials	576,495	576,495	—	—
Information Technology	12,949,593	12,635,587	51,501	262,505
Utilities	395,578	395,578	—	—
TOTAL COMMON STOCKS	$20,706,699	$20,392,693	$51,501	$262,505
PREFERRED STOCKS
Industrials	158,358	—	—	158,358
Information Technology	1,076,671	—	—	1,076,671
TOTAL PREFERRED STOCKS	$1,235,029	$—	$—	$1,235,029
SPECIAL PURPOSE VEHICLES
Information Technology	824,841	—	—	824,841

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$389,834	$389,834	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$23,156,403	$20,782,527	$51,501	$2,322,375

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
April 30, 2026.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of April 30, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	7,771,760
Sales/Distributions	—
Closing balance at April 30, 2026	7,771,760
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2025	$38,343,532
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,683,041
Purchases and Sales/Distributions
Purchases	26,175,459
Sales/Distributions	—
Closing balance at April 30, 2026	75,202,032
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$10,683,041

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	12,899,789
Purchases and Sales/Distributions
Purchases	56,829,309
Sales/Distributions	—
Closing balance at April 30, 2026	69,729,098
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$12,899,789

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	196,425
Sales/Distributions	—
Closing balance at April 30, 2026	196,425
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Concentrated Equity Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,977)
Purchases and Sales/Distributions
Purchases	148,317
Sales/Distributions	—
Closing balance at April 30, 2026	146,340
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$(1,977)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	614,153
Sales/Distributions	—
Closing balance at April 30, 2026	614,153
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,118,514
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	572,513
Purchases and Sales/Distributions
Purchases	194,615
Sales/Distributions	—
Closing balance at April 30, 2026	1,885,642
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$572,513

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,239)
Purchases and Sales/Distributions
Purchases	393,148
Sales/Distributions	—
Closing balance at April 30, 2026	387,909
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$(5,239)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$13,835,282
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	4,991,435
Purchases and Sales/Distributions
Purchases	965,200
Sales/Distributions	—
Closing balance at April 30, 2026	19,791,917
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$4,991,435

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(104,879)
Purchases and Sales/Distributions
Purchases	3,331,941
Sales/Distributions	—
Closing balance at April 30, 2026	3,227,062
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$(104,879)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,015,734
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,104,262
Purchases and Sales/Distributions
Purchases	1,238,709
Sales/Distributions	—
Closing balance at April 30, 2026	3,358,705
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$1,104,262

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	928,683
Purchases and Sales/Distributions
Purchases	3,276,386
Sales/Distributions	—
Closing balance at April 30, 2026	4,205,069
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$928,683

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2025	$131,292
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	7,294
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	138,586
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$7,294

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,485,806
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,155,000
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	2,640,806
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$1,155,000

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2025	$117,674*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,021)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	116,653*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$(1,021)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,388,339
Purchases and Sales/Distributions
Purchases	1,057,280
Sales/Distributions	—
Closing balance at April 30, 2026	2,445,619
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$1,388,339

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$30,454,418
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	30,454,418
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2025	$107,503
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,973
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	113,476
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$5,973

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2025	$180,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,000
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	190,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$10,000

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,778,424
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	2,778,424
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	262,505
Sales/Distributions	—
Closing balance at April 30, 2026	262,505
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2025	$730,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	346,282
Purchases and Sales/Distributions
Purchases	158,669
Sales/Distributions	—
Closing balance at April 30, 2026	1,235,029
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$346,282

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	251,202
Purchases and Sales/Distributions
Purchases	573,639
Sales/Distributions	—
Closing balance at April 30, 2026	824,841
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$251,202

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at April 30, 2026.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$7,771,760	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	40,021,522	Market Approach	Revenue Multiple	24.0x	24.0x
	5,384,588	Market Approach	Transaction Price (b)	0%	N/A (a)
	29,795,922	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.02%	0% 5 years 84.01% 4.02%
Special Purpose Vehicles	24,246,157	Market Approach	Transaction Price (c)	0%	N/A (a)
	45,482,941	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Concentrated Equity Fund
Common Stocks	196,425	Market Approach	Transaction Price (b)	0%	N/A (a)
Special Purpose Vehicles	146,340	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger 35 Fund
Common Stocks	614,153	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	194,615	Market Approach	Transaction Price (b)	0%	N/A (a)
	1,691,027	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 3.72%-4.02%	0% 3.64 years 86.61% 3.92%
Special Purpose Vehicles	387,909	Market Approach	Transaction Price (c)	0%	N/A (a)
Alger Mid Cap Focus Fund
Preferred Stocks	13,012,522	Market Approach	Revenue Multiple	24.0x	24.0x
	6,779,395	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Special Purpose Vehicles	$3,227,062	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Mid Cap Growth Fund
Preferred Stocks	3,358,705	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.02%	0% 5 years 86.32% 4.02%
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	1,375,062	Market Approach	Transaction Price (c)	0%	N/A (a)
	2,830,007	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Fund
Common Stocks	138,586	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	2,640,806	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 3.72%-4.02%	0% 4.36 years 88.39% 3.97%
Rights	116,653*	Income Approach	Discount Rate Probability of Success	0.00%-4.84% 0.00%-40.00%	4.84% 39.41%
Special Purpose Vehicles	2,445,619	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Focus Fund
Preferred Stocks	30,454,418	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Alger Weatherbie Specialized Growth Fund
Common Stocks	113,476	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Health Sciences Fund
Common Stocks	$190,000	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	2,778,424	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Alger AI Enablers & Adopters Fund
Common Stocks	262,505	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	545,362	Market Approach	Revenue Multiple	24.0x	24.0x
	689,667	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00-90.00%% 4.02%	0% 5 years 87.70% 4.02%
Special Purpose Vehicles	373,452	Market Approach	Transaction Price (c)	0%	N/A (a)
	451,389	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 2, 2026 and April 1, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue multiples, bookings multiples, EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the probability of success result in higher fair value measurements, whereas decreases in revenue, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended April 30, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 11 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the six months or as of April 30, 2026.
NOTE 12 — Principal Risks:

Alger Capital Appreciation Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Growth & Income Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Alger 35 Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Weatherbie Specialized Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Opportunities Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger International Small Cap Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

impact on the Fund. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Health Sciences Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be invested in healthcare companies, which may be significantly affected by competition, innovation, regulation, and product obsolescence, and may be more volatile than the securities of other companies. A significant portion of assets may be invested in securities of companies in related industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable industry developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger AI Enablers & Adopters Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and global depositary receipts (GDRs) may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 13 — Affiliated Securities:

During the six months ended April 30, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Capital Appreciation Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(327,469)	$24,246,157
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	1,612,826	—
Total	—	—	—	—	$—	$—	$1,285,357	$24,246,157

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Concentrated Equity Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(1,977)	$146,340
Total	—	—	—	—	$—	$—	$(1,977)	$146,340

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger 35 Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(5,239)	$387,909
Total	—	—	—	—	$—	$—	$(5,239)	$387,909

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Mid Cap Growth Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(18,572)	$1,375,062
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	697,439	—
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$953,162	$1,375,062

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Small Cap Growth Fund
Special Purpose Vehicles
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	$—	$—	$1,046,158	$—
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$1,320,453	$—

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	534,288,037	—	—	534,288,037	$—	$—	$—	$30,454,418
Total	534,288,037	—	—	534,288,037	$—	$—	$—	$30,454,418

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger AI Enablers & Adopters Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(5,044)	$373,452
Total	—	—	—	—	$—	$—	$(5,044)	$373,452
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.
NOTE 14 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to April 30, 2026, through the issuance date of the Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On May 19, 2026, the Board approved the conversion of all Class B shares into Class A shares of the Alger Small Cap Growth Fund effective on or about the close of business on August 1, 2026.
Effective May 20, 2026, Alger Management has contractually agreed to waive fees or to reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Alger Mid Cap Growth Fund to 0.02% of the class’s average daily net assets.This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Alger Management and the Board, and will terminate automatically in the event of termination of the Fund's Investment Advisory Agreement. Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, Alger Mid Cap Growth Fund will only make repayments to Alger Management if such repayment does not cause the expense ratio for Alger Mid Cap Growth Class Z, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the current expense cap of Alger Mid Cap Growth Fund Class Z. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
No other material events have been identified which require recognition and/or disclosure.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings, with the exception of Alger 35 Fund and Alger Concentrated Equity Fund which makes available their month-end top 5 holdings, with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

AFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 18, 2026